Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 12.0%
Abacus Group(a)	33,066	$22,301
Accent Group Ltd.(a)	12,527	15,847
AGL Energy Ltd.(a)	14,567	100,879
ALS Ltd.	6,520	48,266
Ampol Ltd.	6,984	152,353
ANZ Group Holdings Ltd.	79,160	1,310,966
APA Group	27,981	149,889
Aristocrat Leisure Ltd.	3,955	104,272
ASX Ltd.	3,705	136,586
Aurizon Holdings Ltd.	39,616	89,233
Australian Clinical Labs Ltd.(a)	16,883	31,054
Bank of Queensland Ltd.(a)	17,789	65,901
Bendigo & Adelaide Bank Ltd.	15,162	87,385
BHP Group Ltd.	288,942	8,251,879
BlueScope Steel Ltd.	7,539	94,589
Brambles Ltd.	14,537	134,353
Brickworks Ltd.	3,816	61,497
BWP Trust	19,062	41,214
carsales.com Ltd.	4,000	72,130
Centuria Capital Group(a)	55,428	48,652
Centuria Industrial REIT(a)	21,095	40,980
Challenger Ltd.	9,274	38,427
Charter Hall Group	6,115	37,453
Charter Hall Long Wale REIT(a)	47,021	97,719
Cochlear Ltd.	432	71,187
Coles Group Ltd.	23,160	232,583
Commonwealth Bank of Australia	31,280	2,018,205
Computershare Ltd.	5,668	94,965
Cromwell Property Group(a)	43,113	10,295
CSL Ltd.	1,943	314,506
CSR Ltd.(a)	17,712	64,587
Deterra Royalties Ltd.	23,420	72,402
Dexus	34,173	161,003
Dicker Data Ltd.(a)	3,545	22,124
Eagers Automotive Ltd.	7,352	66,098
Elders Ltd.(a)	6,597	24,610
Endeavour Group Ltd.	17,164	58,379
First Resources Ltd.	42,000	47,080
Goodman Group	10,124	140,155
GPT Group	32,072	80,727
Growthpoint Properties Australia Ltd.	16,109	22,977
Harvey Norman Holdings Ltd.(a)	50,267	125,552
Helia Group Ltd.	22,981	51,764
HomeCo Daily Needs REIT	56,292	41,962
IGO Ltd.(a)	3,428	28,009
Iluka Resources Ltd.	7,128	35,331
Incitec Pivot Ltd.	49,858	101,040
Inghams Group Ltd.	13,296	28,490
Insignia Financial Ltd.(a)	16,107	25,157
Insurance Australia Group Ltd.	16,492	60,458
IVE Group Ltd.(a)	12,559	15,684
JB Hi-Fi Ltd.(a)	4,646	136,193
Lovisa Holdings Ltd.	2,617	32,666
Macquarie Group Ltd.	4,776	517,016
McMillan Shakespeare Ltd.	4,284	44,542
Medibank Pvt Ltd.	54,556	121,124
Metcash Ltd.	37,158	90,651
Mineral Resources Ltd.	935	40,811
Mirvac Group	60,462	83,117
MyState Ltd.	7,142	14,243
National Australia Bank Ltd.	66,730	1,251,973
New Hope Corp. Ltd.	30,831	126,354
NIB Holdings Ltd.	7,231	34,675
Nick Scali Ltd.(a)	4,048	28,947
Nine Entertainment Co. Holdings Ltd.(a)	64,457	85,281
Northern Star Resources Ltd.	10,753	72,592
NRW Holdings Ltd.	19,463	34,041
Orica Ltd.	3,632	36,544
Origin Energy Ltd.	30,673	173,812
Orora Ltd.	21,851	38,782
Perpetual Ltd.	2,307	31,193
Premier Investments Ltd.	3,931	63,427
QBE Insurance Group Ltd.	12,262	124,327
Qube Holdings Ltd.	25,402	47,052
REA Group Ltd.(a)	904	90,037
Reece Ltd.(a)	4,257	51,185
Region RE Ltd.	62,433	81,394
Rio Tinto Ltd.	14,844	1,087,845
Rio Tinto PLC	41,766	2,637,575
Santos Ltd.	37,092	189,120
Scentre Group	95,091	150,974
SEEK Ltd.(a)	4,230	60,252
Seven Group Holdings Ltd.	3,145	63,228
Sigma Healthcare Ltd.	12,192	5,429
Sims Ltd.	8,677	75,770
Sonic Healthcare Ltd.	6,997	134,573
South32 Ltd.	220,639	482,737
Steadfast Group Ltd.	12,532	45,617
Stockland	88,753	224,542
Suncorp Group Ltd.	14,021	126,417
Telstra Group Ltd.	233,521	580,251
Terracom Ltd.(a)	23,394	6,719
TPG Telecom Ltd.(a)	26,537	93,513
Transurban Group	35,994	294,795
Treasury Wine Estates Ltd.	6,314	50,245
Vicinity Ltd.	89,151	97,527
Viva Energy Group Ltd.(b)	49,469	95,782
Washington H Soul Pattinson & Co. Ltd.(a)	3,909	82,220
Waypoint REIT Ltd.	23,232	33,736
Wesfarmers Ltd.	15,516	529,341
Westpac Banking Corp.	57,227	781,160
Whitehaven Coal Ltd.	20,932	96,053
Woodside Energy Group Ltd.	56,924	1,340,597
Woolworths Group Ltd.	10,563	254,424
Worley Ltd.	8,152	91,599

Total Australia		28,413,175

Austria - 0.6%
ANDRITZ AG	1,689	85,513
BAWAG Group AG(b)	2,776	127,733
Erste Group Bank AG	8,405	292,058
EVN AG	2,613	69,993
Oesterreichische Post AG	1,697	55,788
OMV AG	5,472	262,561
S IMMO AG*	496	6,732
Telekom Austria AG	16,692	116,640
UNIQA Insurance Group AG	11,396	92,422
Verbund AG	728	59,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,261	$63,197
Voestalpine AG	3,511	96,054
Wienerberger AG	1,944	49,479

Total Austria		1,377,558

Belgium - 1.0%
Ackermans & van Haaren NV	269	40,755
Aedifica SA	566	32,270
Ageas SA	6,523	269,550
Anheuser-Busch InBev SA	5,496	305,550
bpost SA	7,235	39,717
Cofinimmo SA	1,234	84,792
D’ieteren Group	301	50,958
Elia Group SA	433	42,474
Groupe Bruxelles Lambert NV	1,790	133,723
KBC Group NV	10,086	631,530
Melexis NV	777	67,210
Proximus SADP	15,495	126,288
Solvay SA	1,357	150,640
UCB SA	1,163	95,477
Umicore SA	1,975	46,944
VGP NV	798	74,307
Warehouses De Pauw CVA	1,856	46,061

Total Belgium		2,238,246

Burkina Faso - 0.0%
Endeavour Mining PLC	3,495	67,656

China - 0.5%
BOC Aviation Ltd.(b)	10,500	73,268
BOC Hong Kong Holdings Ltd.	227,000	621,711
Prosus NV	4,784	141,417
Wilmar International Ltd.	90,300	246,772

Total China		1,083,168

Denmark - 1.3%
Alm Brand AS	23,536	35,388
AP Moller - Maersk AS, Class B	259	468,305
Carlsberg AS, Class B	982	124,284
Chr Hansen Holding AS	711	43,650
Coloplast AS, Class B	1,494	158,580
D/S Norden AS	1,779	99,266
DSV AS	540	101,127
Novo Nordisk AS, Class B	14,950	1,366,752
Novozymes AS, Class B	1,074	43,413
Orsted AS(b)	2,427	132,701
Pandora AS	1,713	177,935
Scandinavian Tobacco Group AS(b)	2,803	42,782
Sydbank AS	1,648	78,666
Topdanmark AS	3,347	145,794
Tryg AS	8,039	147,638

Total Denmark		3,166,281

Finland - 1.4%
Aktia Bank Oyj	3,334	32,122
Anora Group Oyj	5,262	25,014
Citycon Oyj*(a)	6,973	39,165
Elisa Oyj	3,037	141,125
Fortum Oyj(a)	21,104	245,671
Huhtamaki Oyj(a)	1,289	42,511
Kesko Oyj, Class A(a)	2,646	48,465
Kesko Oyj, Class B	5,141	92,368
Kojamo Oyj	6,189	55,042
Kone Oyj, Class B	5,842	246,914
Konecranes Oyj	1,921	63,985
Metsa Board Oyj, Class B(a)	6,412	51,628
Metso Oyj	9,752	102,774
Neste Oyj(a)	4,157	141,411
Nokia Oyj	26,048	98,400
Nordea Bank Abp	77,288	854,535
Orion Oyj, Class B	1,484	58,480
Sampo Oyj, Class A	10,164	440,991
Stora Enso Oyj, Class R	9,996	125,835
TietoEVRY Oyj	3,237	72,999
UPM-Kymmene Oyj	6,287	216,132
Valmet Oyj(a)	3,511	80,516

Total Finland		3,276,083

France - 11.1%
Air Liquide SA	2,918	493,815
Airbus SE	3,538	475,649
ALD SA(b)	16,046	124,612
Arkema SA	990	98,066
AXA SA	66,372	1,980,247
BioMerieux	398	38,691
BNP Paribas SA	29,139	1,864,321
Bollore SE	17,114	92,228
Bouygues SA	7,632	267,784
Bureau Veritas SA	2,614	65,066
Capgemini SE	907	159,215
Carrefour SA	7,368	127,037
Cie de Saint-Gobain SA	6,067	365,365
Cie Generale des Etablissements Michelin SCA	9,107	280,294
Coface SA	9,482	121,272
Danone SA	7,888	436,445
Dassault Aviation SA	489	92,363
Dassault Systemes SE	2,121	79,259
Edenred SE	1,574	98,789
Eiffage SA	1,074	102,384
Elis SA	3,753	66,198
Engie SA	73,909	1,136,989
Eramet SA(a)	817	62,496
EssilorLuxottica SA	2,079	363,541
Gaztransport & Technigaz SA	730	90,041
Gecina SA	1,433	146,788
Getlink SE	2,437	38,986
Hermes International SCA	299	547,596
Imerys SA	788	23,360
Ipsen SA	324	42,605
IPSOS SA	608	28,028
Kering SA	984	449,958
Klepierre SA	6,888	169,409
L’Oreal SA	3,632	1,512,003
La Francaise des Jeux SAEM(b)	3,536	115,307
Legrand SA	1,760	162,675
LVMH Moet Hennessy Louis Vuitton SE	4,148	3,146,210
Metropole Television SA	6,476	82,140
Nexans SA	303	24,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
Orange SA	89,740	$1,031,833
Pernod Ricard SA	2,586	432,182
Publicis Groupe SA	3,342	253,911
Remy Cointreau SA(a)	247	30,244
Rexel SA	6,267	141,329
Rothschild & Co.†	2,275	92,974
Rubis SCA	3,312	74,480
Sanofi	15,514	1,666,855
Sartorius Stedim Biotech	119	28,474
Schneider Electric SE	3,820	634,894
Societe BIC SA	596	39,407
Societe Generale SA	18,387	448,623
Sodexo SA	756	78,056
Sopra Steria Group SACA	339	70,312
SPIE SA	2,120	61,770
Teleperformance SE	348	43,992
Thales SA	2,214	311,996
TotalEnergies SE	60,389	3,983,906
Trigano SA	213	28,979
Valeo SE	1,958	33,853
Veolia Environnement SA	9,383	272,497
Verallia SA(b)	1,569	61,929
Vicat SACA	2,586	79,263
Vinci SA	6,431	715,062
Vivendi SE	16,028	140,780
Wendel SE	549	43,623

Total France		26,373,174

Georgia - 0.0%
Bank of Georgia Group PLC	1,724	77,646

Germany - 7.4%
adidas AG	2,119	373,811
Allianz SE, Registered Shares	7,463	1,783,358
BASF SE	19,710	896,279
Bayer AG, Registered Shares	11,893	572,293
Bayerische Motoren Werke AG	13,453	1,372,775
Bechtle AG	1,064	49,837
Beiersdorf AG	513	66,344
Brenntag SE	1,204	93,668
Carl Zeiss Meditec AG, Bearer Shares	351	30,778
Dermapharm Holding SE	1,127	46,678
Deutsche Bank AG, Registered Shares	13,788	152,550
Deutsche Boerse AG	1,104	191,342
Deutsche Post AG, Registered Shares	19,371	790,316
Deutsche Telekom AG, Registered Shares	80,668	1,696,871
DWS Group GmbH & Co. KGaA(b)	7,074	241,165
E.ON SE	49,670	588,987
Evonik Industries AG	9,477	173,835
Fielmann Group AG	1,726	74,704
Freenet AG	4,150	97,455
GEA Group AG	1,650	61,073
Hannover Rueck SE	1,939	426,801
Hapag-Lloyd AG(a)(b)	5,721	1,043,034
Heidelberg Materials AG	3,114	242,392
Henkel AG & Co. KGaA	2,679	169,389
HOCHTIEF AG	1,044	105,836
Infineon Technologies AG	4,384	145,536
Kloeckner & Co. SE	5,158	37,326
Mercedes-Benz Group AG	28,388	1,980,376
Merck KGaA	445	74,511
MTU Aero Engines AG	239	43,460
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,728	675,276
Puma SE	1,265	78,752
Rheinmetall AG	316	81,600
RWE AG	4,827	179,637
SAP SE	7,523	978,258
Siemens Healthineers AG(b)	6,217	315,948
Siltronic AG	907	77,735
Sixt SE	779	72,415
Stroeer SE & Co. KGaA	1,437	64,052
Suedzucker AG	3,788	56,469
Symrise AG	417	39,876
Synlab AG	2,961	31,632
Talanx AG	5,081	322,771
Telefonica Deutschland Holding AG	78,137	140,223
United Internet AG, Registered Shares	2,201	47,212
Varta AG*(a)	1,312	24,969
Volkswagen AG	4,183	552,265
Wacker Chemie AG	1,162	166,886
Wacker Neuson SE	4,985	101,863

Total Germany		17,630,619

Hong Kong - 2.6%
AIA Group Ltd.	93,400	761,454
Bank of East Asia Ltd.	67,349	83,586
Champion REIT	174,000	57,320
CLP Holdings Ltd.	47,000	347,766
Dah Sing Banking Group Ltd.	65,200	43,123
Fortune Real Estate Investment Trust	58,000	34,807
Hang Lung Properties Ltd.	92,000	125,927
Hang Seng Bank Ltd.	24,300	302,360
Henderson Land Development Co. Ltd.	135,000	355,950
Hong Kong & China Gas Co. Ltd.	310,816	216,686
Hong Kong Exchanges & Clearing Ltd.	14,159	528,984
Hutchison Port Holdings Trust	372,400	64,053
Hysan Development Co. Ltd.	35,000	67,838
Link REIT	67,731	332,089
MTR Corp. Ltd.	130,143	515,132
New World Development Co. Ltd.	99,000	192,644
PCCW Ltd.	464,000	211,506
Power Assets Holdings Ltd.	79,500	384,717
Singamas Container Holdings Ltd.	4,000	281
Sino Land Co. Ltd.	223,858	252,388
Sun Hung Kai Properties Ltd.	77,000	823,892
Swire Pacific Ltd., Class A	16,500	111,343
Swire Pacific Ltd., Class B	57,500	62,846
Swire Properties Ltd.	106,600	222,405
Techtronic Industries Co. Ltd.	15,500	150,411

Total Hong Kong		6,249,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
Indonesia - 0.0%
Nickel Industries Ltd.	65,428	$31,671

Ireland - 0.3%
AIB Group PLC	15,458	69,720
CRH PLC	8,313	460,851
Glanbia PLC	3,863	63,844
Kerry Group PLC, Class A	533	44,682
Kingspan Group PLC	685	51,463
Smurfit Kappa Group PLC	3,059	102,214

Total Ireland		792,774

Israel - 0.7%
Alony Hetz Properties & Investments Ltd.	3,573	24,496
Amot Investments Ltd.	11,519	55,825
Ashtrom Group Ltd.	2,561	34,934
Azrieli Group Ltd.	1,475	75,707
Bank Hapoalim BM	11,812	105,151
Bank Leumi Le-Israel BM	39,137	323,932
Bezeq The Israeli Telecommunication Corp. Ltd.	45,380	64,011
Big Shopping Centers Ltd.*	418	34,586
Carasso Motors Ltd.	3,908	16,743
Delek Automotive Systems Ltd.	4,246	26,210
Delek Group Ltd.	1	107
FIBI Holdings Ltd.	753	34,218
First International Bank of Israel Ltd.	1,425	61,237
Gav-Yam Lands Corp. Ltd.	9,154	58,189
Harel Insurance Investments & Financial Services Ltd.	5,135	40,627
ICL Group Ltd.	51,504	285,051
Israel Discount Bank Ltd., Class A	15,733	85,091
Matrix IT Ltd.	1,688	34,585
Mivne Real Estate KD Ltd.	13,859	33,353
Mizrahi Tefahot Bank Ltd.	4,872	176,733
Phoenix Holdings Ltd.	5,964	62,068
Plus500 Ltd.	3,911	65,732
Strauss Group Ltd.*	1,185	24,923

Total Israel		1,723,509

Italy - 2.5%
A2A SpA	81,306	145,135
ACEA SpA	5,249	57,297
Alerion Cleanpower SpA	532	15,011
Anima Holding SpA(b)	14,045	59,034
Assicurazioni Generali SpA	30,605	627,485
Azimut Holding SpA	4,105	89,879
Banca Generali SpA	2,864	101,611
Banca Mediolanum SpA	20,108	172,486
Banca Popolare di Sondrio SpA	14,425	74,469
Banco BPM SpA	34,268	164,535
Brembo SpA	3,264	40,640
Buzzi SpA	1,879	51,565
Credito Emiliano SpA	11,438	94,216
Cromwell European Real Estate Investment Trust	34,200	46,348
Davide Campari-Milano NV	4,255	50,298
De’ Longhi SpA	2,876	62,787
DiaSorin SpA	255	23,332
Eni SpA(a)	85,843	1,386,561
ERG SpA	2,553	61,736
Esprinet SpA(a)	672	3,451
Ferrari NV	625	185,083
FinecoBank Banca Fineco SpA	5,872	71,588
Hera SpA	24,939	68,387
Infrastrutture Wireless Italiane SpA(b)	10,837	129,251
Italgas SpA	15,938	81,874
Leonardo SpA	4,556	65,891
Mediobanca Banca di Credito Finanziario SpA	23,870	316,663
Moncler SpA	1,564	91,206
Piaggio & C SpA	13,159	42,158
Poste Italiane SpA(b)	27,446	289,655
Prysmian SpA	1,628	65,757
Recordati Industria Chimica e Farmaceutica SpA	2,241	106,082
Snam SpA	93,556	440,684
Terna - Rete Elettrica Nazionale	35,942	271,246
Unieuro SpA(a)(b)	1,522	13,649
Unipol Gruppo SpA	19,799	107,368
UnipolSai Assicurazioni SpA(a)	102,932	249,127

Total Italy		5,923,545

Japan - 21.2%
ABC-Mart, Inc.	3,400	61,244
ADEKA Corp.	8,200	140,481
Advantest Corp.(a)	4,800	134,487
Aeon Co. Ltd.	3,500	69,484
Aeon Mall Co. Ltd.(a)	3,200	37,742
AGC, Inc.	3,800	133,538
Aica Kogyo Co. Ltd.(a)	2,200	49,197
Air Water, Inc.	3,000	37,454
Aisin Corp.	3,700	140,090
Ajinomoto Co., Inc.	2,900	112,016
Akita Bank Ltd.	3,000	40,570
Alfresa Holdings Corp.(a)	3,600	59,226
Amada Co. Ltd.(a)	10,500	105,862
Aozora Bank Ltd.(a)	5,300	108,504
Asahi Group Holdings Ltd.	4,300	161,079
Asahi Kasei Corp.	13,000	81,881
Astellas Pharma, Inc.	16,900	234,884
Autobacs Seven Co. Ltd.(a)	12,500	132,518
Azbil Corp.	1,000	30,679
Bandai Namco Holdings, Inc.	8,500	173,275
BayCurrent Consulting, Inc.	1,000	33,493
Bridgestone Corp.	7,400	289,057
Brother Industries Ltd.	2,700	43,578
Canon Marketing Japan, Inc.	3,800	98,727
Canon, Inc.(a)	14,800	357,541
Capcom Co. Ltd.	1,200	43,304
Casio Computer Co. Ltd.(a)	4,100	34,440
Central Japan Railway Co.	3,000	73,078
Chiba Bank Ltd.(a)	11,800	85,994
Chubu Electric Power Co., Inc.	14,300	182,745
Chugai Pharmaceutical Co. Ltd.	18,500	573,255
Coca-Cola Bottlers Japan Holdings, Inc.	5,300	69,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
COMSYS Holdings Corp.(a)	3,300	$69,129
Concordia Financial Group Ltd.	20,600	94,079
Cosmo Energy Holdings Co. Ltd.	2,400	84,597
Dai Nippon Printing Co. Ltd.	2,400	62,563
Dai-ichi Life Holdings, Inc.	12,800	265,650
Daicel Corp.	6,100	51,138
Daifuku Co. Ltd.	2,100	39,819
Daiichi Sankyo Co. Ltd.	4,300	118,317
Daikin Industries Ltd.	900	141,581
Daito Trust Construction Co. Ltd.	1,200	126,654
Daiwa House Industry Co. Ltd.	7,800	209,864
Daiwa Securities Group, Inc.(a)	30,700	177,565
Denka Co. Ltd.(a)	1,600	28,982
Denso Corp.	25,600	411,899
Dentsu Group, Inc.	3,400	100,251
DIC Corp.	3,100	50,450
Disco Corp.	1,400	258,750
Doshisha Co. Ltd.(a)	9,400	140,472
Earth Corp.(a)	3,100	102,208
East Japan Railway Co.	1,900	108,926
Ebara Corp.	1,300	61,060
Ehime Bank Ltd.	5,300	34,878
Eisai Co. Ltd.	2,100	116,860
Electric Power Development Co. Ltd.	2,700	43,750
ENEOS Holdings, Inc.	70,500	278,693
Exedy Corp.	12,400	217,213
EXEO Group, Inc.(a)	3,800	78,024
FANUC Corp.	8,200	213,923
Fast Retailing Co. Ltd.	800	174,716
FIDEA Holdings Co. Ltd.	5,700	61,230
FUJIFILM Holdings Corp.	2,800	162,455
Fujimi, Inc.(a)	2,400	48,330
Fujitsu Ltd.(a)	1,000	117,943
Fukuoka Financial Group, Inc.	3,200	76,749
Gunma Bank Ltd.(a)	12,400	57,968
Hachijuni Bank Ltd.(a)	8,900	49,198
Hakudo Co. Ltd.(a)	2,500	38,030
Hakuhodo DY Holdings, Inc.(a)	4,100	33,781
Hamamatsu Photonics KK	900	37,990
Hankyu Hanshin Holdings, Inc.	1,800	61,530
Haseko Corp.(a)	4,700	60,063
Hazama Ando Corp.	4,200	32,846
Heiwa Corp.(a)	5,400	77,621
Hirogin Holdings, Inc.	14,500	89,123
Hirose Electric Co. Ltd.	500	58,033
Hitachi Construction Machinery Co. Ltd.	2,800	85,299
Hitachi Ltd.	6,400	397,789
Hokkaido Gas Co. Ltd.	5,900	93,823
Honda Motor Co. Ltd.	64,500	727,016
Horiba Ltd.	2,300	124,753
Hoya Corp.	1,100	112,967
Hulic Co. Ltd.	9,700	87,168
Hyakujushi Bank Ltd.(a)	2,900	50,955
Idemitsu Kosan Co. Ltd.	6,700	154,362
IHI Corp.(a)	2,900	60,925
Iida Group Holdings Co. Ltd.	3,900	64,985
Inaba Denki Sangyo Co. Ltd.	6,300	136,576
INFRONEER Holdings, Inc.	9,100	94,400
Inpex Corp.	18,800	284,220
Internet Initiative Japan, Inc.	1,600	25,921
Isuzu Motors Ltd.	11,800	148,701
ITOCHU Corp.(a)	17,700	641,221
Itoham Yonekyu Holdings, Inc.	6,160	167,184
Japan Exchange Group, Inc.(a)	6,100	113,395
Japan Metropolitan Fund Invest	162	105,304
Japan Post Holdings Co. Ltd.	59,400	476,673
Japan Post Insurance Co. Ltd.	5,200	87,831
Japan Tobacco, Inc.	40,000	922,097
K’s Holdings Corp.(a)	5,700	52,407
Kajima Corp.	9,500	154,922
Kaken Pharmaceutical Co. Ltd.(a)	4,100	96,164
Kamigumi Co. Ltd.(a)	2,700	55,728
Kansai Electric Power Co., Inc.	14,100	196,299
Kao Corp.	3,900	145,076
Kawasaki Kisen Kaisha Ltd.(a)	9,900	338,613
KDDI Corp.	32,900	1,009,102
Keyence Corp.	330	122,734
Ki-Star Real Estate Co. Ltd.(a)	500	15,480
Kikkoman Corp.	800	42,052
Kirin Holdings Co. Ltd.	9,300	130,440
Kobayashi Pharmaceutical Co. Ltd.	500	22,366
Kobe Steel Ltd.(a)	11,900	155,424
Koei Tecmo Holdings Co. Ltd.	3,000	42,731
Kokuyo Co. Ltd.	10,800	171,635
Komatsu Ltd.	13,100	354,922
Konami Group Corp.	1,200	63,424
Kuraray Co. Ltd.	6,800	80,702
Kurita Water Industries Ltd.(a)	1,000	34,941
Kyowa Kirin Co. Ltd.	4,500	78,526
Kyushu Railway Co.	2,200	46,867
LIKE, Inc.	2,100	21,545
Lintec Corp.	4,400	70,544
M3, Inc.	1,100	20,021
Macnica Holdings, Inc.	2,100	98,931
Marubeni Corp.	44,400	693,857
Marui Group Co. Ltd.(a)	2,600	42,339
Maruichi Steel Tube Ltd.	2,500	62,322
Matsui Securities Co. Ltd.(a)	4,400	24,208
Mazda Motor Corp.	10,400	118,235
Mebuki Financial Group, Inc.	25,200	69,863
Medipal Holdings Corp.	3,100	52,506
Meitec Corp.	3,300	59,797
MISUMI Group, Inc.	2,600	40,710
Mitsubishi Chemical Group Corp.	25,800	162,986
Mitsubishi Corp.	28,600	1,366,130
Mitsubishi Electric Corp.	20,600	255,248
Mitsubishi Estate Co. Ltd.	9,500	124,460
Mitsubishi Gas Chemical Co., Inc.(a)	3,200	43,156
Mitsubishi Heavy Industries Ltd.(a)	2,600	145,415
Mitsubishi Logistics Corp.	2,300	61,220
Mitsubishi UFJ Financial Group, Inc.	189,000	1,606,611
Mitsuboshi Belting Ltd.(a)	2,200	67,670
Mitsui & Co. Ltd.	30,300	1,101,135
Mitsui Chemicals, Inc.	2,300	59,756
Mitsui Fudosan Co. Ltd.	7,000	154,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
Mitsui OSK Lines Ltd.(a)	18,000	$495,761
MIXI, Inc.(a)	2,400	38,133
Miyazaki Bank Ltd.	2,200	40,956
Mizuho Financial Group, Inc.	41,450	705,810
Mizuho Medy Co. Ltd.(a)	1,700	33,710
MS&AD Insurance Group Holdings, Inc.	9,300	342,459
Murata Manufacturing Co. Ltd.	11,700	214,360
NEC Corp.	1,900	105,183
NGK Insulators Ltd.(a)	6,300	83,676
NH Foods Ltd.	1,300	38,950
NHK Spring Co. Ltd.	7,200	55,197
Nichias Corp.	3,600	73,942
Nihon Parkerizing Co. Ltd.	6,000	44,470
Nikon Corp.	3,600	38,032
Nintendo Co. Ltd.	14,200	592,836
Nippn Corp.	13,100	190,761
Nippon Carbon Co. Ltd.	2,400	73,258
Nippon Electric Glass Co. Ltd.	3,700	69,078
NIPPON EXPRESS HOLDINGS, Inc.	1,200	62,748
Nippon Gas Co. Ltd.	2,800	41,580
Nippon Kayaku Co. Ltd.	6,700	56,101
Nippon Sanso Holdings Corp.	2,800	66,517
Nippon Shinyaku Co. Ltd.	900	38,171
Nippon Shokubai Co. Ltd.	1,100	40,027
Nippon Steel Corp.(a)	26,600	624,781
Nippon Telegraph & Telephone Corp.	1,277,500	1,511,855
Nippon Yusen KK(a)	26,700	695,300
Nishimatsu Construction Co. Ltd.(a)	1,400	34,788
Nissan Chemical Corp.	1,400	59,659
Nissan Motor Co. Ltd.	19,800	87,612
Nisshin Seifun Group, Inc.	3,900	49,800
Nisshinbo Holdings, Inc.	3,300	24,591
Nissin Foods Holdings Co. Ltd.	800	66,611
Niterra Co. Ltd.	6,100	138,331
Nitta Corp.	5,700	126,815
Nitto Denko Corp.(a)	2,100	138,025
Noevir Holdings Co. Ltd.	2,300	81,535
NOF Corp.	1,500	60,070
NOK Corp.(a)	4,800	63,866
Nomura Holdings, Inc.	48,300	193,912
Nomura Real Estate Holdings, Inc.	3,300	82,995
Nomura Research Institute Ltd.	2,300	60,003
NSD Co. Ltd.	3,200	60,816
NSK Ltd.	11,800	66,518
NTT Data Group Corp.	4,300	57,761
Obayashi Corp.	14,100	124,394
Obic Co. Ltd.	800	121,615
Oji Holdings Corp.	15,400	64,913
Okinawa Cellular Telephone Co.	5,400	116,522
Okumura Corp.	1,200	36,107
Olympus Corp.	2,700	35,128
Ono Pharmaceutical Co. Ltd.	5,800	111,472
Open House Group Co. Ltd.	1,300	44,203
Oracle Corp.	1,300	96,700
Osaka Gas Co. Ltd.	2,900	47,846
Otsuka Corp.	1,400	59,406
Otsuka Holdings Co. Ltd.	3,900	138,855
Panasonic Holdings Corp.	23,100	260,373
Persol Holdings Co. Ltd.	16,000	26,098
Pola Orbis Holdings, Inc.	2,700	32,505
Prima Meat Packers Ltd.	7,000	115,068
Recruit Holdings Co. Ltd.	3,100	95,747
Resona Holdings, Inc.	29,800	165,410
Resonac Holdings Corp.	2,200	36,931
Ricoh Co. Ltd.	6,000	51,888
Rohm Co. Ltd.	2,800	52,857
Ryohin Keikaku Co. Ltd.	3,800	49,287
Sangetsu Corp.	4,800	93,700
Sanki Engineering Co. Ltd.	13,300	144,653
Sanshin Electronics Co. Ltd.(a)	1,200	17,506
Santen Pharmaceutical Co. Ltd.	10,000	92,042
Sanwa Holdings Corp.	5,200	69,275
SBI Holdings, Inc.(a)	9,800	206,737
SCREEN Holdings Co. Ltd.	1,400	68,309
Scroll Corp.(a)	7,000	46,581
SCSK Corp.	2,600	45,458
Secom Co. Ltd.	1,500	101,927
Sega Sammy Holdings, Inc.	3,200	59,164
Seiko Epson Corp.(a)	4,500	70,851
Sekisui Chemical Co. Ltd.	4,300	62,040
Sekisui House Ltd.	9,900	197,502
Senshu Ikeda Holdings, Inc.	36,600	78,731
Seven & I Holdings Co. Ltd.	5,300	207,951
Seven Bank Ltd.	30,800	64,170
SG Holdings Co. Ltd.	5,700	73,148
Shimadzu Corp.	1,200	31,941
Shimamura Co. Ltd.	500	49,489
Shimano, Inc.	400	54,053
Shin-Etsu Chemical Co. Ltd.	22,500	654,833
Shinko Electric Industries Co. Ltd.(a)	1,000	39,022
Shinnihon Corp.	9,700	79,823
Shionogi & Co. Ltd.	2,400	107,532
Shiseido Co. Ltd.	1,500	52,773
SKY Perfect JSAT Holdings, Inc.	9,900	46,374
SMC Corp.	300	134,656
SoftBank Corp.	135,300	1,532,750
Sojitz Corp.(a)	6,180	135,755
Sompo Holdings, Inc.	6,200	267,278
Square Enix Holdings Co. Ltd.	1,600	54,951
Stanley Electric Co. Ltd.(a)	1,600	25,331
Subaru Corp.	7,400	144,107
SUMCO Corp.	3,700	48,325
Sumitomo Bakelite Co. Ltd.	900	39,341
Sumitomo Chemical Co. Ltd.	35,800	97,642
Sumitomo Corp.	35,000	699,883
Sumitomo Electric Industries Ltd.	9,000	108,651
Sumitomo Forestry Co. Ltd.	5,300	135,177
Sumitomo Heavy Industries Ltd.	3,300	83,857
Sumitomo Metal Mining Co. Ltd.	6,600	194,561
Sumitomo Mitsui Financial Group, Inc.	23,300	1,147,161
Sumitomo Mitsui Trust Holdings, Inc.	5,100	192,448
Sumitomo Pharma Co. Ltd.	4,800	17,231
Sumitomo Realty & Development Co. Ltd.	1,900	49,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
Sumitomo Rubber Industries Ltd.	3,000	$33,191
Suncall Corp.(a)	2,400	7,881
Sundrug Co. Ltd.	3,600	97,825
Suntory Beverage & Food Ltd.	1,600	48,785
Suzuki Motor Corp.	3,000	120,945
T&D Holdings, Inc.	10,100	167,042
Taiheiyo Cement Corp.	1,800	31,965
Taisei Corp.	2,400	84,613
Taiyo Yuden Co. Ltd.(a)	1,300	35,274
Takara Holdings, Inc.	14,200	114,285
Takeda Pharmaceutical Co. Ltd.	24,800	771,297
Tama Home Co. Ltd.	900	21,471
TDK Corp.	3,400	126,271
Teijin Ltd.	3,200	31,158
Terumo Corp.	2,300	61,082
THK Co. Ltd.	2,000	36,636
TIS, Inc.	2,000	44,135
Toagosei Co. Ltd.	7,400	66,648
Toho Co. Ltd.	800	27,352
Toho Gas Co. Ltd.(a)	2,200	38,442
TOKAI Holdings Corp.(a)	4,200	26,063
Tokai Tokyo Financial Holdings, Inc.	16,400	53,302
Tokio Marine Holdings, Inc.	36,200	840,563
Tokyo Electron Device Ltd.(a)	2,400	57,015
Tokyo Electron Ltd.	6,200	849,241
Tokyo Gas Co. Ltd.	5,600	127,255
Tokyo Ohka Kogyo Co. Ltd.	700	41,730
Tokyo Seimitsu Co. Ltd.	1,300	65,250
Tokyo Tatemono Co. Ltd.	4,100	56,819
Tokyu Fudosan Holdings Corp.	12,400	76,365
Toray Industries, Inc.	14,000	72,990
Tosoh Corp.	10,900	140,099
TOTO Ltd.	2,200	56,952
Toyo Seikan Group Holdings Ltd.	6,400	104,969
Toyo Tire Corp.	4,000	61,705
Toyota Motor Corp.	148,870	2,671,130
Toyota Tsusho Corp.	4,300	253,433
Transcosmos, Inc.(a)	2,000	42,821
Trend Micro, Inc.	1,800	68,369
Tsubakimoto Chain Co.	5,400	140,224
UBE Corp.	2,800	47,312
Unicharm Corp.	2,000	70,913
USS Co. Ltd.	5,100	84,502
V Technology Co. Ltd.(a)	1,900	26,458
West Japan Railway Co.	1,500	62,171
Yakult Honsha Co. Ltd.	2,000	48,692
YAMABIKO Corp.	2,400	23,160
Yamada Holdings Co. Ltd.	14,900	45,881
Yamaha Motor Co. Ltd.	5,600	147,520
Yamanashi Chuo Bank Ltd.(a)	3,400	37,868
Yamato Holdings Co. Ltd.	3,400	55,480
Yaskawa Electric Corp.	1,900	68,692
Yokogawa Electric Corp.	1,700	32,906
Yokohama Rubber Co. Ltd.	2,300	47,965
Yokorei Co. Ltd.(a)	13,500	109,556
ZOZO, Inc.(a)	3,700	68,000

Total Japan		50,335,975

Netherlands - 1.9%
Aalberts NV	1,906	69,983
Aegon NV	34,693	168,302
Arcadis NV	953	42,983
ASM International NV	190	79,962
ASML Holding NV	1,279	757,100
ASR Nederland NV	3,910	147,043
BE Semiconductor Industries NV(a)	1,660	163,450
CTP NV(b)	6,182	88,622
Euronext NV(b)	854	59,675
Ferrovial SE	5,734	175,873
Heineken Holding NV	1,997	150,963
Heineken NV	4,070	359,639
IMCD NV	253	32,144
JDE Peet’s NV	4,089	114,378
Koninklijke Ahold Delhaize NV	10,449	315,513
Koninklijke KPN NV	97,338	321,434
Koninklijke Vopak NV	2,804	96,246
NN Group NV	5,656	182,284
OCI NV*	10,625	296,867
Randstad NV	5,865	325,257
SBM Offshore NV	4,721	62,130
Signify NV(b)	2,505	67,657
Universal Music Group NV(a)	11,444	299,637
Wolters Kluwer NV	1,694	205,627

Total Netherlands		4,582,769

Norway - 2.0%
ABG Sundal Collier Holding ASA	3,113	1,507
AF Gruppen ASA	5,500	64,403
Aker ASA, Class A	1,274	78,960
Aker BP ASA	12,791	355,811
Bouvet ASA	7,287	38,829
DNB Bank ASA	37,050	750,690
DNO ASA	51,128	50,787
Entra ASA(b)	4,775	41,105
Equinor ASA	33,090	1,091,976
Europris ASA(b)	5,716	32,096
Gjensidige Forsikring ASA	8,420	124,628
Kid ASA(b)	3,362	27,898
Kongsberg Gruppen ASA	1,840	76,292
Leroy Seafood Group ASA	12,218	51,532
Mowi ASA	6,691	119,190
MPC Container Ships ASA	29,378	48,136
Norsk Hydro ASA	36,433	230,085
Orkla ASA	11,971	89,978
Salmar ASA	2,552	130,324
SpareBank 1 SMN	7,914	102,041
SpareBank 1 SR-Bank ASA	7,011	80,844
Storebrand ASA	5,636	46,165
Telenor ASA	67,190	767,193
TGS ASA	2,318	31,935
Wallenius Wilhelmsen ASA	3,990	31,722
Yara International ASA	4,926	187,627

Total Norway		4,651,754

Portugal - 0.4%
EDP - Energias de Portugal SA	47,454	197,752
Galp Energia SGPS SA	13,321	198,015
Jeronimo Martins SGPS SA	10,058	226,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
Navigator Co. SA	19,499	$73,660
NOS SGPS SA	18,689	68,898
REN - Redes Energeticas Nacionais SGPS SA	17,544	44,951
Sonae SGPS SA	76,638	74,649

Total Portugal		884,321

Singapore - 2.7%
CapitaLand Ascendas REIT	109,900	221,426
CapitaLand Ascott Trust	78,082	54,919
CapitaLand Integrated Commercial Trust	172,100	233,266
CapitaLand Investment Ltd.	93,200	211,679
City Developments Ltd.	13,400	64,894
ComfortDelGro Corp. Ltd.	56,700	54,004
DBS Group Holdings Ltd.	49,263	1,214,160
Frasers Centrepoint Trust	33,800	54,233
Frasers Logistics & Commercial Trust	132,100	103,558
Genting Singapore Ltd.	112,800	69,834
Hour Glass Ltd.	22,100	31,412
Jardine Cycle & Carriage Ltd.	8,400	196,507
Kenon Holdings Ltd.	1,324	30,605
Keppel Corp. Ltd.	34,600	172,379
Keppel DC REIT	50,900	77,568
Keppel Infrastructure Trust	139,635	47,571
Keppel REIT	123,200	77,175
Mapletree Industrial Trust	79,100	130,974
Mapletree Logistics Trust	88,100	108,439
Mapletree Pan Asia Commercial Trust	95,600	100,160
Netlink NBN Trust	97,000	59,697
Olam Group Ltd.	99,000	76,159
OUE Commercial Real Estate Investment Trust	165,000	28,409
Oversea-Chinese Banking Corp. Ltd.	94,301	885,043
Propnex Ltd.	63,600	41,005
Sembcorp Industries Ltd.	30,200	112,622
Sheng Siong Group Ltd.	52,600	58,577
Singapore Exchange Ltd.	17,200	122,866
Singapore Technologies Engineering Ltd.	53,000	151,828
Singapore Telecommunications Ltd.	291,100	516,127
StarHub Ltd.	108,400	88,156
Suntec Real Estate Investment Trust	91,400	77,679
United Overseas Bank Ltd.	34,828	727,231
UOL Group Ltd.	8,700	40,922
Venture Corp. Ltd.	5,600	50,752

Total Singapore		6,291,836

Spain - 4.0%
Acciona SA	635	81,147
Acerinox SA	12,029	116,710
ACS Actividades de Construccion y Servicios SA	10,887	392,712
Atresmedia Corp. de Medios de Comunicacion SA(a)	21,283	82,472
Banco Bilbao Vizcaya Argentaria SA	111,809	912,693
Banco de Sabadell SA	77,150	89,892
Banco Santander SA	202,893	777,301
Bankinter SA(a)	17,892	114,492
CaixaBank SA	101,273	405,945
Cia de Distribucion Integral Logista Holdings SA	4,810	123,241
CIE Automotive SA	1,378	37,408
Corp. ACCIONA Energias Renovables SA(a)	1,094	28,262
EDP Renovaveis SA	1,407	23,112
Enagas SA	9,382	155,752
Endesa SA	46,730	953,638
Fluidra SA(a)	4,376	89,743
Fomento de Construcciones y Contratas SA(a)	7,392	93,289
Grupo Catalana Occidente SA	2,104	67,942
Iberdrola SA	88,150	988,819
Industria de Diseno Textil SA	38,051	1,421,711
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	39,211	36,325
Mapfre SA	84,313	172,284
Merlin Properties Socimi SA	24,899	210,499
Naturgy Energy Group SA(a)	21,100	575,469
Prosegur Cash SA(a)(b)	27,224	16,977
Prosegur Compania de Seguridad SA	31,661	51,153
Redeia Corp. SA	9,770	154,074
Repsol SA	24,603	405,574
Sacyr SA(a)	18,437	54,305
Telefonica SA(a)	158,629	649,625
Viscofan SA(a)	1,125	68,845

Total Spain		9,351,411

Sweden - 2.3%
AAK AB	1,979	35,885
AFRY AB	2,015	23,815
Alfa Laval AB	2,864	99,068
Assa Abloy AB, Class B	6,458	141,593
Atlas Copco AB, Class A	18,623	252,410
Atlas Copco AB, Class B	7,743	91,369
Atrium Ljungberg AB, Class B(a)	2,284	37,442
Avanza Bank Holding AB(a)	2,611	45,519
Axfood AB	2,968	68,407
Billerud Aktiebolag	4,356	40,636
Boliden AB	4,753	137,569
Clas Ohlson AB, Class B	3,097	33,381
Dios Fastigheter AB	8,684	49,838
Dometic Group AB(b)	7,226	46,066
Elekta AB, Class B	5,669	38,833
Epiroc AB, Class A	6,095	116,692
EQT AB	3,808	76,025
Essity AB, Class B	6,082	132,062
Evolution AB(b)	1,115	113,551
FastPartner AB, Class A	9,648	37,787
Hexagon AB, Class B	9,215	79,205
Hexpol AB	6,158	55,066
Holmen AB, Class B	950	37,233
Hufvudstaden AB, Class A(a)	2,168	24,146
Husqvarna AB, Class B(a)	10,939	84,317
Industrivarden AB, Class A	3,183	84,613
Industrivarden AB, Class C(a)	1,801	47,842
Indutrade AB	2,414	45,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
Investment AB Latour, Class B	2,828	$50,174
JM AB	3,621	49,428
L E Lundbergforetagen AB, Class B	507	21,327
Lifco AB, Class B	5,457	96,415
Loomis AB	1,284	34,818
Nordic Paper Holding AB	2,840	8,509
Nordnet AB publ	4,292	57,047
Saab AB, Class B	650	33,313
Sandvik AB	9,054	168,009
Securitas AB, Class B	5,925	47,262
Skandinaviska Enskilda Banken AB, Class A	26,478	318,417
Skandinaviska Enskilda Banken AB, Class C	3,555	42,539
SKF AB, Class B	5,415	90,788
SSAB AB, Class A	13,092	74,352
SSAB AB, Class B	33,997	188,069
Svenska Cellulosa AB SCA, Class B	3,936	54,325
Svenska Handelsbanken AB, Class A	27,862	250,199
Sweco AB, Class B	4,583	43,112
Swedbank AB, Class A	29,422	545,153
Tele2 AB, Class B	15,916	122,591
Telefonaktiebolaget LM Ericsson, Class B(a)	42,576	208,996
Telia Co. AB	128,736	267,445
Thule Group AB(a)(b)	3,978	105,050
Trelleborg AB, Class B(a)	2,275	57,000
Volvo AB, Class A	5,007	104,802
Volvo AB, Class B	16,298	338,435
Wihlborgs Fastigheter AB	7,430	52,284

Total Sweden		5,505,268

Switzerland - 9.3%
ABB Ltd., Registered Shares	17,925	642,698
Alcon, Inc.	653	50,638
Allreal Holding AG, Registered Shares	658	105,015
Baloise Holding AG, Registered Shares	1,143	166,052
Banque Cantonale Vaudoise, Registered Shares	1,734	182,062
BKW AG	399	70,440
Cembra Money Bank AG	552	37,592
Cie Financiere Richemont SA, Class A, Registered Shares	3,629	444,303
Clariant AG, Registered Shares*	2,603	41,259
Coca-Cola HBC AG	3,506	96,240
DKSH Holding AG	1,222	82,887
DSM-Firmenich AG	1,042	88,401
EFG International AG	6,908	78,534
Galenica AG(b)	1,087	80,503
Geberit AG, Registered Shares	319	160,058
Georg Fischer AG, Registered Shares	723	40,821
Givaudan SA, Registered Shares	60	196,371
Helvetia Holding AG, Registered Shares	1,418	199,028
Holcim AG, Registered Shares*	9,992	642,031
Julius Baer Group Ltd.	3,719	239,288
Kuehne & Nagel International AG, Registered Shares	1,788	510,131
Logitech International SA, Registered Shares	1,297	89,718
Lonza Group AG, Registered Shares	139	64,668
Mobilezone Holding AG, Registered Shares	2,651	39,643
Nestle SA, Registered Shares	32,996	3,741,807
Novartis AG, Registered Shares	45,460	4,664,768
OC Oerlikon Corp. AG, Registered Shares	6,165	26,229
Partners Group Holding AG	316	357,348
PSP Swiss Property AG, Registered Shares	676	79,955
Roche Holding AG	9,079	2,485,610
Roche Holding AG, Bearer Shares	1,348	396,973
Schindler Holding AG, Participation Certificate	594	118,826
Schindler Holding AG, Registered Shares	284	54,888
SFS Group AG	435	47,647
SGS SA, Registered Shares	3,258	274,302
SIG Group AG	3,071	76,003
Sika AG, Registered Shares	610	155,434
Sonova Holding AG, Registered Shares	408	97,094
Stadler Rail AG	1,062	41,514
STMicroelectronics NV	2,822	122,455
Straumann Holding AG, Registered Shares	586	75,076
Sulzer AG, Registered Shares	892	85,465
Swatch Group AG, Bearer Shares	228	58,670
Swatch Group AG, Registered Shares	1,032	50,596
Swiss Life Holding AG, Registered Shares	536	334,912
Swiss Prime Site AG, Registered Shares	1,046	95,990
Swiss Re AG	7,862	810,608
Swisscom AG, Registered Shares	1,191	708,507
Temenos AG, Registered Shares	504	35,492
UBS Group AG, Registered Shares	34,149	847,006
VAT Group AG(b)	282	101,419
Vontobel Holding AG, Registered Shares	933	55,686
Zurich Insurance Group AG	3,452	1,585,248

Total Switzerland		21,933,909

United Kingdom - 12.5%
Airtel Africa PLC(b)	61,452	94,207
Anglo American PLC	34,010	940,429
Ashtead Group PLC	2,419	147,685
Associated British Foods PLC	7,574	191,175
Assura PLC	60,024	30,975
AstraZeneca PLC	12,320	1,669,427
Auto Trader Group PLC(b)	4,771	35,964
Aviva PLC	62,831	298,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

Investments	Shares	Value
BAE Systems PLC	30,484	$371,254
Balfour Beatty PLC	13,303	52,121
Barclays PLC	224,626	435,761
Beazley PLC	6,741	45,540
Bodycote PLC	9,473	75,444
BP PLC	273,398	1,773,260
Bridgepoint Group PLC(b)	10,103	23,750
British American Tobacco PLC	48,931	1,539,054
British Land Co. PLC	17,304	66,931
Britvic PLC	7,992	85,060
BT Group PLC(a)	192,620	274,364
Bunzl PLC	3,079	109,961
Burberry Group PLC	4,225	98,418
Close Brothers Group PLC	3,396	36,725
CNH Industrial NV	8,278	101,140
Compass Group PLC	7,889	192,578
ConvaTec Group PLC(b)	18,700	49,711
Cranswick PLC	1,469	63,687
Croda International PLC	778	46,672
DCC PLC	1,616	90,908
Derwent London PLC	2,236	52,591
Diageo PLC	21,674	802,620
Diploma PLC	1,178	43,192
Diversified Energy Co. PLC	34,495	33,956
Drax Group PLC	7,765	41,588
DS Smith PLC	25,642	89,855
Dunelm Group PLC	4,774	61,182
FDM Group Holdings PLC	3,018	19,155
Fresnillo PLC	9,317	62,682
Games Workshop Group PLC	817	105,403
Grainger PLC	13,388	38,172
Greggs PLC	1,737	51,900
H&T Group PLC	3,431	17,798
Halma PLC	1,427	33,763
Harbour Energy PLC	22,319	70,256
Hargreaves Lansdown PLC	6,810	64,268
Howden Joinery Group PLC	14,765	132,710
HSBC Holdings PLC	493,548	3,884,877
Hunting PLC	4,855	18,103
IMI PLC	3,113	59,577
Imperial Brands PLC	30,997	630,682
Inchcape PLC	8,906	82,451
InterContinental Hotels Group PLC	2,109	156,353
Intertek Group PLC	1,556	78,094
Investec PLC	13,816	81,230
ITV PLC	106,416	91,725
J Sainsbury PLC	48,137	148,529
Kingfisher PLC	36,946	100,696
Land Securities Group PLC	13,811	99,423
Legal & General Group PLC	146,035	396,591
Lloyds Banking Group PLC	1,052,977	570,248
London Stock Exchange Group PLC	2,094	210,447
LondonMetric Property PLC	39,288	82,479
Mondi PLC	7,261	121,637
National Grid PLC	94,213	1,126,918
Next PLC	1,719	153,079
OSB Group PLC	17,554	70,147
Pagegroup PLC	13,015	66,592
Pan African Resources PLC	112,226	19,697
Pearson PLC	6,276	66,521
Pennon Group PLC	6,308	45,117
Primary Health Properties PLC(a)	37,781	42,886
Prudential PLC	16,254	176,327
Quilter PLC(b)	30,227	31,636
Reckitt Benckiser Group PLC	9,945	703,297
RELX PLC	19,546	662,028
Rentokil Initial PLC	10,283	76,586
Rightmove PLC	6,617	45,405
RS Group PLC	5,284	47,429
Safestore Holdings PLC	4,381	39,356
Sage Group PLC	10,589	127,822
Savills PLC	4,395	46,428
Schroders PLC	23,905	118,810
Segro PLC	11,146	97,869
Serco Group PLC	14,858	27,021
Severn Trent PLC	3,497	100,944
Shell PLC	131,582	4,185,298
Smith & Nephew PLC	7,934	99,066
Smiths Group PLC	4,252	84,048
Spectris PLC	1,253	51,906
Spirax-Sarco Engineering PLC	365	42,438
SSE PLC	17,318	340,313
St. James’s Place PLC	7,772	78,943
Standard Chartered PLC	19,350	179,022
TBC Bank Group PLC	2,209	80,481
Tesco PLC	115,461	372,326
Travis Perkins PLC	9,379	96,663
Tritax Big Box REIT PLC	44,629	76,152
Unilever PLC	30,572	1,515,721
Unite Group PLC	7,549	82,695
United Utilities Group PLC	9,139	105,768
Vesuvius PLC	16,292	86,342
Victrex PLC	1,511	25,912
Vodafone Group PLC	705,062	661,085
Weir Group PLC	2,893	67,143
Whitbread PLC	2,644	111,788

Total United Kingdom		29,710,390

United States - 1.3%
GSK PLC	82,171	1,496,384
Stellantis NV	74,837	1,442,845

Total United States		2,939,229

TOTAL COMMON STOCKS (Cost: $213,430,727)		234,611,475

RIGHTS - 0.0%

Italy - 0.0%
Brembo SpA, expiring 10/3/23*† (Cost: $0)	3,264	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $8,989,140)	8,989,140	8,989,140

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $222,419,867)		243,600,615
Other Assets less Liabilities - (2.8)%		(6,588,595)

NET ASSETS - 100.0%		$237,012,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $92,974, which represents 0.04% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,433,018 and the total market value of the collateral held by the Fund was $14,127,607. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,138,467.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	10/4/2023	2,818,510	USD	2,481,746	CHF	$105,343	$—
Barclays Bank PLC	10/4/2023	415,666	USD	2,849,681	DKK	11,045	—
Barclays Bank PLC	10/4/2023	9,699,031	USD	8,923,770	EUR	250,609	—
Barclays Bank PLC	10/4/2023	4,327,216	USD	3,414,519	GBP	159,603	—
Barclays Bank PLC	10/4/2023	211,038	USD	800,650	ILS	717	—
Barclays Bank PLC	10/4/2023	7,900,825	USD	1,144,932,253	JPY	227,080	—
Barclays Bank PLC	10/4/2023	559,130	USD	5,942,409	NOK	662	—
Barclays Bank PLC	10/4/2023	1,000,267	USD	10,937,399	SEK	—	(6,509)
Barclays Bank PLC	10/4/2023	838,969	USD	1,131,560	SGD	9,890	—
Barclays Bank PLC	10/5/2023	4,128,423	USD	6,367,594	AUD	18,634	—
Citibank NA	10/4/2023	108,467	CHF	118,852	USD	—	(270)
Citibank NA	10/4/2023	123,532	DKK	17,528	USD	12	—
Citibank NA	10/4/2023	386,532	EUR	408,990	USD	268	—
Citibank NA	10/4/2023	149,580	GBP	182,470	USD	101	—
Citibank NA	10/4/2023	33,920	ILS	8,899	USD	11	—
Citibank NA	10/4/2023	49,557,096	JPY	333,163	USD	—	(1,014)
Citibank NA	10/4/2023	255,035	NOK	23,578	USD	390	—
Citibank NA	10/4/2023	466,155	SEK	42,179	USD	730	—
Citibank NA	10/4/2023	48,365	SGD	35,378	USD	59	—
Citibank NA	10/4/2023	2,818,512	USD	2,481,691	CHF	105,405	—
Citibank NA	10/4/2023	415,665	USD	2,849,599	DKK	11,056	—
Citibank NA	10/4/2023	9,699,031	USD	8,923,770	EUR	250,609	—
Citibank NA	10/4/2023	4,327,215	USD	3,414,510	GBP	159,612	—
Citibank NA	10/4/2023	211,038	USD	800,699	ILS	704	—
Citibank NA	10/4/2023	7,900,826	USD	1,144,928,447	JPY	227,107	—
Citibank NA	10/4/2023	559,130	USD	5,942,185	NOK	683	—
Citibank NA	10/4/2023	1,000,269	USD	10,937,400	SEK	—	(6,507)
Citibank NA	10/4/2023	838,968	USD	1,131,584	SGD	9,872	—
Citibank NA	10/5/2023	271,696	AUD	174,088	USD	1,271	—
Citibank NA	10/5/2023	4,128,424	USD	6,367,556	AUD	18,660	—
Goldman Sachs	10/4/2023	2,550,915	CHF	2,788,797	USD	—	(11)
Goldman Sachs	10/4/2023	2,896,661	DKK	411,284	USD	7	—
Goldman Sachs	10/4/2023	9,063,743	EUR	9,596,782	USD	—	(156)
Goldman Sachs	10/4/2023	3,507,936	GBP	4,281,597	USD	37	—
Goldman Sachs	10/4/2023	794,921	ILS	208,814	USD	2	—
Goldman Sachs	10/4/2023	1,166,387,166	JPY	7,817,535	USD	8	—
Goldman Sachs	10/4/2023	5,886,773	NOK	553,234	USD	6	—
Goldman Sachs	10/4/2023	10,752,260	SEK	989,723	USD	11	—
Goldman Sachs	10/4/2023	1,133,004	SGD	830,123	USD	14	—
Goldman Sachs	10/5/2023	6,329,117	AUD	4,084,901	USD	54	—
Goldman Sachs	11/3/2023	6,423,770	USD	9,942,931	AUD	—	(140)
Goldman Sachs	11/3/2023	4,059,915	USD	3,701,835	CHF	18	—
Goldman Sachs	11/3/2023	694,529	USD	4,884,254	DKK	—	(57)
Goldman Sachs	11/3/2023	16,066,155	USD	15,155,177	EUR	151	—
Goldman Sachs	11/3/2023	7,669,273	USD	6,282,335	GBP	—	(92)
Goldman Sachs	11/3/2023	213,339	USD	811,059	ILS	—	(8)
Goldman Sachs	11/3/2023	1,009,265	USD	10,730,562	NOK	—	(26)
Goldman Sachs	11/3/2023	1,381,121	USD	14,986,279	SEK	—	(32)
Goldman Sachs	11/3/2023	832,263	USD	1,134,427	SGD	—	(14)
Goldman Sachs	11/6/2023	11,283,743	USD	1,674,712,825	JPY	—	(122)
HSBC Holdings PLC	10/4/2023	2,550,909	CHF	2,788,799	USD	—	(20)
HSBC Holdings PLC	10/4/2023	2,896,611	DKK	411,283	USD	1	—
HSBC Holdings PLC	10/4/2023	9,063,797	EUR	9,596,784	USD	—	(102)
HSBC Holdings PLC	10/4/2023	3,507,937	GBP	4,281,598	USD	37	—
HSBC Holdings PLC	10/4/2023	794,914	ILS	208,813	USD	1	—
HSBC Holdings PLC	10/4/2023	1,166,394,202	JPY	7,817,535	USD	55	—
HSBC Holdings PLC	10/4/2023	5,886,759	NOK	553,236	USD	2	—
HSBC Holdings PLC	10/4/2023	10,752,218	SEK	989,724	USD	7	—
HSBC Holdings PLC	10/4/2023	1,132,990	SGD	830,124	USD	2	—
HSBC Holdings PLC	10/4/2023	2,818,512	USD	2,481,697	CHF	105,399	—
HSBC Holdings PLC	10/4/2023	415,665	USD	2,849,575	DKK	11,059	—
HSBC Holdings PLC	10/4/2023	9,699,031	USD	8,923,761	EUR	250,617	—
HSBC Holdings PLC	10/4/2023	4,327,215	USD	3,414,507	GBP	159,616	—
HSBC Holdings PLC	10/4/2023	211,038	USD	800,839	ILS	668	—
HSBC Holdings PLC	10/4/2023	7,900,826	USD	1,144,928,447	JPY	227,107	—
HSBC Holdings PLC	10/4/2023	559,130	USD	5,942,218	NOK	680	—
HSBC Holdings PLC	10/4/2023	1,000,269	USD	10,937,251	SEK	—	(6,494)
HSBC Holdings PLC	10/4/2023	838,968	USD	1,131,554	SGD	9,894	—
HSBC Holdings PLC	10/5/2023	6,329,080	AUD	4,084,902	USD	29	—
HSBC Holdings PLC	10/5/2023	4,128,424	USD	6,367,644	AUD	18,603	—
HSBC Holdings PLC	11/3/2023	6,423,770	USD	9,943,101	AUD	—	(250)
HSBC Holdings PLC	11/3/2023	4,059,917	USD	3,701,930	CHF	—	(85)
HSBC Holdings PLC	11/3/2023	694,531	USD	4,884,049	DKK	—	(26)
HSBC Holdings PLC	11/3/2023	16,066,157	USD	15,155,251	EUR	75	—
HSBC Holdings PLC	11/3/2023	7,669,275	USD	6,282,362	GBP	—	(124)
HSBC Holdings PLC	11/3/2023	213,340	USD	811,071	ILS	—	(10)
HSBC Holdings PLC	11/3/2023	1,009,264	USD	10,730,465	NOK	—	(18)
HSBC Holdings PLC	11/3/2023	1,381,120	USD	14,986,268	SEK	—	(32)
HSBC Holdings PLC	11/3/2023	832,265	USD	1,134,414	SGD	—	(2)
HSBC Holdings PLC	11/6/2023	11,283,744	USD	1,674,714,102	JPY	—	(129)
JP Morgan Chase Bank NA	10/4/2023	2,550,904	CHF	2,788,799	USD	—	(25)
JP Morgan Chase Bank NA	10/4/2023	2,896,627	DKK	411,283	USD	4	—
JP Morgan Chase Bank NA	10/4/2023	9,063,831	EUR	9,596,784	USD	—	(66)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

JP Morgan Chase Bank NA	10/4/2023	3,507,933	GBP	4,281,598	USD	33	—
JP Morgan Chase Bank NA	10/4/2023	794,917	ILS	208,813	USD	2	—
JP Morgan Chase Bank NA	10/4/2023	1,166,395,765	JPY	7,817,535	USD	66	—
JP Morgan Chase Bank NA	10/4/2023	5,886,790	NOK	553,236	USD	5	—
JP Morgan Chase Bank NA	10/4/2023	10,752,250	SEK	989,724	USD	10	—
JP Morgan Chase Bank NA	10/4/2023	1,132,991	SGD	830,124	USD	3	—
JP Morgan Chase Bank NA	10/5/2023	6,329,114	AUD	4,084,902	USD	51	—
JP Morgan Chase Bank NA	11/3/2023	6,423,770	USD	9,943,081	AUD	—	(237)
JP Morgan Chase Bank NA	11/3/2023	4,059,917	USD	3,701,842	CHF	11	—
JP Morgan Chase Bank NA	11/3/2023	694,531	USD	4,884,040	DKK	—	(24)
JP Morgan Chase Bank NA	11/3/2023	16,066,157	USD	15,155,251	EUR	75	—
JP Morgan Chase Bank NA	11/3/2023	7,669,275	USD	6,282,316	GBP	—	(67)
JP Morgan Chase Bank NA	11/3/2023	213,340	USD	811,084	ILS	—	(13)
JP Morgan Chase Bank NA	11/3/2023	1,009,264	USD	10,730,432	NOK	—	(15)
JP Morgan Chase Bank NA	11/3/2023	1,381,120	USD	14,986,206	SEK	—	(27)
JP Morgan Chase Bank NA	11/3/2023	832,265	USD	1,134,421	SGD	—	(7)
JP Morgan Chase Bank NA	11/6/2023	11,283,744	USD	1,674,720,872	JPY	—	(175)
Morgan Stanley & Co. International	10/4/2023	2,550,903	CHF	2,788,799	USD	—	(26)
Morgan Stanley & Co. International	10/4/2023	2,896,558	DKK	411,283	USD	—	(6)
Morgan Stanley & Co. International	10/4/2023	9,063,822	EUR	9,596,784	USD	—	(75)
Morgan Stanley & Co. International	10/4/2023	3,507,937	GBP	4,281,598	USD	37	—
Morgan Stanley & Co. International	10/4/2023	794,909	ILS	208,813	USD	—	(0)^
Morgan Stanley & Co. International	10/4/2023	1,166,394,921	JPY	7,817,535	USD	60	—
Morgan Stanley & Co. International	10/4/2023	5,886,704	NOK	553,236	USD	—	(3)
Morgan Stanley & Co. International	10/4/2023	10,752,016	SEK	989,724	USD	—	(12)
Morgan Stanley & Co. International	10/4/2023	1,132,988	SGD	830,124	USD	1	—
Morgan Stanley & Co. International	10/4/2023	2,818,512	USD	2,482,007	CHF	105,060	—
Morgan Stanley & Co. International	10/4/2023	415,665	USD	2,849,849	DKK	11,020	—
Morgan Stanley & Co. International	10/4/2023	9,699,031	USD	8,924,139	EUR	250,217	—
Morgan Stanley & Co. International	10/4/2023	4,327,215	USD	3,414,510	GBP	159,612	—
Morgan Stanley & Co. International	10/4/2023	211,038	USD	800,687	ILS	707	—
Morgan Stanley & Co. International	10/4/2023	7,900,826	USD	1,144,921,384	JPY	227,154	—
Morgan Stanley & Co. International	10/4/2023	559,130	USD	5,942,095	NOK	691	—
Morgan Stanley & Co. International	10/4/2023	1,000,269	USD	10,937,350	SEK	—	(6,503)
Morgan Stanley & Co. International	10/4/2023	838,968	USD	1,131,572	SGD	9,881	—
Morgan Stanley & Co. International	10/5/2023	6,329,080	AUD	4,084,902	USD	29	—
Morgan Stanley & Co. International	10/5/2023	4,128,424	USD	6,367,585	AUD	18,641	—
Morgan Stanley & Co. International	11/3/2023	6,423,770	USD	9,943,101	AUD	—	(250)
Morgan Stanley & Co. International	11/3/2023	4,059,917	USD	3,701,836	CHF	18	—
Morgan Stanley & Co. International	11/3/2023	694,531	USD	4,883,995	DKK	—	(18)
Morgan Stanley & Co. International	11/3/2023	16,066,157	USD	15,155,308	EUR	15	—
Morgan Stanley & Co. International	11/3/2023	7,669,275	USD	6,282,367	GBP	—	(130)
Morgan Stanley & Co. International	11/3/2023	213,340	USD	811,072	ILS	—	(10)
Morgan Stanley & Co. International	11/3/2023	1,009,264	USD	10,730,477	NOK	—	(19)
Morgan Stanley & Co. International	11/3/2023	1,381,120	USD	14,985,977	SEK	—	(6)
Morgan Stanley & Co. International	11/3/2023	832,265	USD	1,134,423	SGD	—	(9)
Morgan Stanley & Co. International	11/6/2023	11,283,744	USD	1,674,716,832	JPY	—	(148)

						$3,137,696	$(30,121)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
France	$26,280,200	$—	$92,974	*	$26,373,174
Other	208,238,301	—	—		208,238,301
Rights	—	—	0	*	0
Investment of Cash Collateral for Securities Loaned	—	8,989,140	—		8,989,140

Total Investments in Securities	$234,518,501	$8,989,140	$92,974		$243,600,615

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3,137,696	$—		$3,137,696
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(30,121)	$—		$(30,121)

Total - Net	$234,518,501	$12,096,715	$92,974		$246,708,190

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 13.1%
Abacus Group(a)	546,789	$368,778
Accent Group Ltd.(a)	162,404	205,438
APM Human Services International Ltd.(a)	82,421	98,144
ARB Corp. Ltd.(a)	14,188	286,429
AUB Group Ltd.	14,813	278,587
Austal Ltd.(a)	76,729	93,099
Australian Clinical Labs Ltd.(a)	207,949	382,499
Baby Bunting Group Ltd.(a)	64,087	87,687
Bapcor Ltd.(a)	68,316	299,820
Bravura Solutions Ltd.*(a)	153,620	73,864
Breville Group Ltd.(a)	15,613	221,686
BWP Trust	251,029	542,747
Capitol Health Ltd.	435,086	58,969
Cedar Woods Properties Ltd.(a)	55,315	162,436
Centuria Capital Group(a)	334,527	293,629
Centuria Industrial REIT(a)	213,273	414,316
Champion Iron Ltd.(a)	134,580	547,205
Charter Hall Long Wale REIT	432,838	899,519
Codan Ltd.(a)	62,326	317,779
Collins Foods Ltd.(a)	21,935	135,481
Costa Group Holdings Ltd.	108,255	218,686
Cromwell Property Group	1,455,656	347,608
CSR Ltd.(a)	279,871	1,020,552
Dalrymple Bay Infrastructure Ltd.	94,076	170,007
Data#3 Ltd.(a)	27,657	126,377
Deterra Royalties Ltd.	337,603	1,043,688
Dicker Data Ltd.(a)	58,239	363,471
Domain Holdings Australia Ltd.(a)	83,095	214,518
Eagers Automotive Ltd.(a)	90,093	809,974
Elders Ltd.(a)	52,498	195,839
First Resources Ltd.	653,127	732,130
G8 Education Ltd.	248,743	170,974
Gold Road Resources Ltd.	66,098	69,109
GR Engineering Services Ltd.	78,702	111,239
GrainCorp Ltd., Class A	35,170	160,253
Growthpoint Properties Australia Ltd.	295,048	420,837
GUD Holdings Ltd.(a)	46,392	352,410
GWA Group Ltd.(a)	117,638	140,079
Hansen Technologies Ltd.	35,608	121,572
Helia Group Ltd.	286,921	646,274
HMC Capital Ltd.	67,336	204,690
HomeCo Daily Needs REIT	777,610	579,659
HUB24 Ltd.	3,696	77,525
Infomedia Ltd.(a)	106,313	108,411
Ingenia Communities Group(a)	70,781	191,865
Inghams Group Ltd.	69,688	149,322
Insignia Financial Ltd.(a)	273,703	427,488
Integral Diagnostics Ltd.(a)	47,150	87,336
IPH Ltd.	41,183	196,688
IRESS Ltd.(a)	53,612	201,379
IVE Group Ltd.(a)	120,217	150,133
Johns Lyng Group Ltd.	15,206	64,085
Jumbo Interactive Ltd.	13,901	139,061
Jupiter Mines Ltd.(a)	665,407	83,743
Kelsian Group Ltd.(a)	44,314	163,879
Link Administration Holdings Ltd.(a)	42,056	37,457
Lovisa Holdings Ltd.	32,322	403,444
Maas Group Holdings Ltd.(a)	41,252	88,392
McMillan Shakespeare Ltd.	54,248	564,038
Monadelphous Group Ltd.(a)	28,939	263,909
Monash IVF Group Ltd.	192,668	156,678
Myer Holdings Ltd.(a)	466,630	171,663
Navigator Global Investments Ltd.(a)	237,512	206,175
Netwealth Group Ltd.	24,778	241,475
Nick Scali Ltd.(a)	36,722	262,600
NRW Holdings Ltd.	196,136	343,049
Nufarm Ltd.	31,536	96,678
Orora Ltd.	403,707	716,519
Pacific Current Group Ltd.(a)	16,343	106,533
Perenti Ltd.*	183,715	128,055
Perpetual Ltd.(a)	27,568	372,750
Perseus Mining Ltd.	157,322	167,026
Pinnacle Investment Management Group Ltd.(a)	51,451	298,858
PSC Insurance Group Ltd.	49,029	154,103
PWR Holdings Ltd.	14,308	101,578
Ramelius Resources Ltd.	86,962	80,540
Region RE Ltd.	559,000	728,773
Regis Healthcare Ltd.(a)	66,095	115,176
Reliance Worldwide Corp. Ltd.	201,320	505,435
Ridley Corp. Ltd.	103,837	154,138
Sigma Healthcare Ltd.	140,728	62,670
Sims Ltd.	124,818	1,089,943
SmartGroup Corp. Ltd.(a)	99,507	531,757
Super Retail Group Ltd.	98,156	759,565
Terracom Ltd.(a)	535,539	153,808
Ventia Services Group Pty. Ltd.	160,083	291,356
Waypoint REIT Ltd.	365,962	531,432

Total Australia		25,914,546

Austria - 1.1%
AT&S Austria Technologie & Systemtechnik AG	5,706	169,275
Oesterreichische Post AG	22,999	756,074
Porr AG	9,708	120,668
S IMMO AG*	10,526	142,871
Schoeller-Bleckmann Oilfield Equipment AG	1,391	82,178
Semperit AG Holding	6,302	113,828
UNIQA Insurance Group AG	89,979	729,732
Zumtobel Group AG	14,213	90,439

Total Austria		2,205,065

Belgium - 1.5%
Barco NV	9,965	193,917
Bekaert SA	16,247	730,032
bpost SA	94,990	521,459
Deceuninck NV	27,808	63,889
Econocom Group SA	11,366	30,024
Fagron	6,620	112,914
Intervest Offices & Warehouses NV	9,130	132,429
Recticel SA(a)	6,448	64,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Investments	Shares	Value
VGP NV(a)	10,216	$951,284
Xior Student Housing NV	7,273	208,678

Total Belgium		3,008,662

China - 0.3%
CITIC Telecom International Holdings Ltd.	1,013,678	401,234
CPMC Holdings Ltd.	84,900	63,199
Yanlord Land Group Ltd.*	307,409	148,648

Total China		613,081

Denmark - 2.9%
Alm Brand AS	267,613	402,377
Cementir Holding NV	27,908	221,607
Chemometec AS*	1,052	50,246
D/S Norden AS	28,561	1,593,661
Dfds AS	12,298	407,186
FLSmidth & Co. AS	5,687	257,736
Huscompagniet AS*	16,364	111,638
Matas AS	6,893	95,519
Per Aarsleff Holding AS	4,475	205,858
Scandinavian Tobacco Group AS(b)	30,978	472,816
Schouw & Co. AS	4,517	301,745
Spar Nord Bank AS	25,675	398,802
Sydbank AS	24,845	1,185,951

Total Denmark		5,705,142

Finland - 2.7%
Aktia Bank Oyj	2,666	25,686
Anora Group Oyj(a)	18,880	89,751
Cargotec Oyj, Class B	9,057	380,304
Caverion Oyj	29,722	270,941
Citycon Oyj*(a)	70,050	393,448
Fiskars Oyj Abp(a)	16,314	301,231
Harvia Oyj	4,920	133,247
Kemira Oyj	33,781	527,185
Konecranes Oyj	23,906	796,268
Lassila & Tikanoja Oyj(a)	6,955	71,722
Marimekko Oyj	8,408	93,560
Musti Group Oyj*	8,438	160,807
Outokumpu Oyj(a)	91,710	385,382
Puuilo Oyj	28,153	240,095
Raisio Oyj, Class V	45,483	99,440
Sanoma Oyj	14,454	106,510
Talenom Oyj(a)	9,187	53,108
Terveystalo Oyj(a)(b)	36,429	291,583
Tokmanni Group Corp.	25,325	352,589
Uponor Oyj	19,004	572,227

Total Finland		5,345,084

France - 2.9%
Beneteau SA	13,829	167,791
Bigben Interactive*(a)	17,036	56,997
Cie Plastic Omnium SE	19,319	314,991
Coface SA	89,534	1,145,113
Derichebourg SA	64,365	325,740
Etablissements Maurel & Prom SA	50,017	259,058
Fnac Darty SA(a)	10,263	252,090
IPSOS SA	8,253	380,447
Jacquet Metals SACA	8,751	149,168
Lectra(a)	4,371	119,166
LISI	4,484	105,630
Maisons du Monde SA(a)(b)	16,729	129,031
Mersen SA	4,183	167,407
Metropole Television SA	50,452	639,924
Quadient SA	7,116	143,901
Television Francaise 1 SA(a)	82,176	630,343
Trigano SA	2,020	274,820
Vicat SACA	16,025	491,179

Total France		5,752,796

Georgia - 0.6%
Bank of Georgia Group PLC	24,859	1,119,607

Germany - 3.1%
7C Solarparken AG	17,698	60,617
alstria office REIT-AG	14,298	56,389
BayWa AG	3,987	142,256
Bilfinger SE	8,460	290,566
CompuGroup Medical SE & Co. KGaA	4,552	178,704
CropEnergies AG	14,032	117,662
Dermapharm Holding SE	15,875	657,516
Deutz AG	32,482	143,751
Duerr AG	7,125	193,870
Energiekontor AG	1,181	96,280
Gerresheimer AG	3,618	380,949
Hamborner REIT AG	23,823	162,686
Hamburger Hafen und Logistik AG	23,272	414,432
Hornbach Holding AG & Co. KGaA	3,360	215,045
Indus Holding AG	7,959	169,374
Instone Real Estate Group SE(b)	24,386	151,556
Jenoptik AG	4,115	104,562
JOST Werke SE(b)	2,436	117,092
Kloeckner & Co. SE	68,095	492,773
Mutares SE & Co. KGaA	7,007	204,384
SAF-Holland SE	13,064	168,883
Salzgitter AG	11,391	302,712
Siltronic AG	7,564	648,279
Varta AG*(a)	19,254	366,423
Wacker Neuson SE	14,864	303,729
Wuestenrot & Wuerttembergische AG	7,676	117,678

Total Germany		6,258,168

Hong Kong - 0.9%
Dah Sing Banking Group Ltd.	211,600	139,953
Dah Sing Financial Holdings Ltd.	68,000	143,782
Fortune Real Estate Investment Trust	854,000	512,497
Hutchison Port Holdings Trust	3,135,100	539,237
Nissin Foods Co. Ltd.	228,000	174,671
Singamas Container Holdings Ltd.	2,356,000	165,453
Tam Jai International Co. Ltd.	743,000	128,073

Total Hong Kong		1,803,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Investments	Shares	Value
Indonesia - 0.3%
Bumitama Agri Ltd.	347,600	$145,162
Nickel Industries Ltd.	901,467	436,355

Total Indonesia		581,517

Ireland - 0.3%
Cairn Homes PLC	237,278	274,832
Kenmare Resources PLC	37,909	192,020
Origin Enterprises PLC	36,888	127,320

Total Ireland		594,172

Israel - 2.6%
Altshuler Shaham Finance Ltd.	132,918	197,823
Ashdod Refinery Ltd.*	1	24
AudioCodes Ltd.	2,931	29,703
Automatic Bank Services Ltd.	24,675	102,731
Azorim-Investment Development & Construction Co. Ltd.*	24,887	89,494
Delek Automotive Systems Ltd.	35,848	221,284
Delek Group Ltd.‡	0	51
Delta Galil Ltd.	3,721	144,266
Electra Consumer Products 1970 Ltd.	3,347	71,485
Electra Real Estate Ltd.	16,283	156,585
FIBI Holdings Ltd.	11,194	508,685
Gav-Yam Lands Corp. Ltd.	33,909	215,550
Harel Insurance Investments & Financial Services Ltd.	65,261	516,328
Israel Canada TR Ltd.	51,919	129,654
Israel Land Development Co. Ltd.	9,947	88,313
Magic Software Enterprises Ltd.	9,095	103,134
Matrix IT Ltd.	20,038	410,550
Max Stock Ltd.	78,859	148,500
Maytronics Ltd.	19,811	208,306
Mediterranean Towers Ltd.	42,800	96,539
Mega Or Holdings Ltd.*	6,994	125,275
Mehadrin Ltd.*‡	0	15
Migdal Insurance & Financial Holdings Ltd.	70,288	86,258
Oil Refineries Ltd.	925,130	305,947
One Software Technologies Ltd.	10,595	133,613
Paz Oil Co. Ltd.*	1	71
Plus500 Ltd.	39,113	657,371
Retailors Ltd.	2,926	57,644
Shufersal Ltd.*	29,517	137,157
Sisram Medical Ltd.(b)	82,400	66,073
Tamar Petroleum Ltd.(b)	22,140	95,550
TIV TAAM Holdings 1 Ltd.	40,629	66,829

Total Israel		5,170,808

Italy - 4.3%
Alerion Cleanpower SpA(a)	5,461	154,086
Anima Holding SpA(b)	153,252	644,155
Ariston Holding NV	9,829	64,156
Arnoldo Mondadori Editore SpA	70,107	158,843
Azimut Holding SpA	60,036	1,314,485
Banca Popolare di Sondrio SpA	130,260	672,463
Cairo Communication SpA(a)	88,782	151,337
Carel Industries SpA(b)	4,221	101,446
Credito Emiliano SpA	56,959	469,176
Danieli & C Officine Meccaniche SpA, RSP	8,738	182,992
El.En. SpA(a)	6,895	63,547
Enav SpA(b)	74,562	276,615
Esprinet SpA(a)	23,324	119,767
Fila SpA(a)	7,979	63,274
Immobiliare Grande Distribuzione SIIQ SpA(a)	73,321	165,737
Iren SpA	497,158	960,618
Italian Sea Group SpA	14,559	113,604
Maire Tecnimont SpA(a)	106,699	439,670
MARR SpA	14,380	182,698
OVS SpA(b)	41,180	85,803
Piaggio & C SpA	131,908	422,604
RAI Way SpA(b)	57,203	299,790
Salcef Group SpA(a)	9,678	225,937
Sanlorenzo SpA	3,947	148,350
SOL SpA	5,969	169,367
Technogym SpA(b)	25,026	193,953
Unieuro SpA(a)(b)	16,229	145,535
Webuild SpA(a)	207,330	369,875
Zignago Vetro SpA	15,466	232,192

Total Italy		8,592,075

Japan - 30.1%
77 Bank Ltd.(a)	14,035	298,147
Adastria Co. Ltd.	4,700	90,740
ADEKA Corp.	12,800	219,288
Advan Group Co. Ltd.	7,700	54,438
Aeon Delight Co. Ltd.	8,200	180,787
Ai Holdings Corp.	10,400	165,034
Aica Kogyo Co. Ltd.(a)	10,800	241,512
Aichi Corp.(a)	25,200	169,041
Alleanza Holdings Co. Ltd.(a)	13,500	91,010
Alps Alpine Co. Ltd.(a)	21,900	190,419
Amano Corp.	10,400	228,734
Anritsu Corp.(a)	11,500	82,267
Arcs Co. Ltd.	11,600	211,672
ARE Holdings, Inc.(a)	12,500	158,904
Ariake Japan Co. Ltd.(a)	2,000	68,005
As One Corp.(a)	1,800	65,860
Asanuma Corp.	3,500	84,202
ASKUL Corp.(a)	9,900	130,032
Autobacs Seven Co. Ltd.(a)	23,100	244,893
Awa Bank Ltd.(a)	3,170	48,689
Bando Chemical Industries Ltd.	22,200	244,129
Bank of Nagoya Ltd.	3,349	116,477
Bank of Saga Ltd.	11,100	151,298
Belc Co. Ltd.	1,000	46,038
Bell System24 Holdings, Inc.	15,001	158,831
Benesse Holdings, Inc.(a)	10,400	127,504
Bic Camera, Inc.(a)	7,800	57,654
BML, Inc.(a)	3,900	73,074
Bunka Shutter Co. Ltd.	13,000	96,351
C Uyemura & Co. Ltd.	2,300	145,344
Canon Electronics, Inc.	3,700	46,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Investments	Shares	Value
Central Glass Co. Ltd.(a)	3,700	$73,516
Chori Co. Ltd.	10,000	200,771
Citizen Watch Co. Ltd.(a)	47,900	295,312
CKD Corp.	12,100	167,117
Computer Engineering & Consulting Ltd.	5,500	58,861
Create SD Holdings Co. Ltd.	3,300	74,967
Daicel Corp.(a)	38,500	322,758
Daido Steel Co. Ltd.(a)	8,400	342,305
Daihen Corp.(a)	2,537	86,026
Daiho Corp.	4,400	116,321
Daiichikosho Co. Ltd.	13,000	211,476
Daiken Corp.	10,000	200,704
Daiki Aluminium Industry Co. Ltd.(a)	5,600	49,011
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,000	30,451
Daio Paper Corp.(a)	15,100	123,856
Daiseki Co. Ltd.	2,300	61,652
Daishi Hokuetsu Financial Group, Inc.	9,800	249,228
Daiwabo Holdings Co. Ltd.	12,600	241,910
DCM Holdings Co. Ltd.(a)	15,800	128,539
Denka Co. Ltd.(a)	12,000	217,363
Dexerials Corp.(a)	5,300	131,057
DIC Corp.	12,800	208,308
Dip Corp.	2,641	65,129
DMG Mori Co. Ltd.	14,800	252,212
DTS Corp.	9,700	207,358
Eagle Industry Co. Ltd.	12,600	143,035
EDION Corp.(a)	16,600	164,415
Eiken Chemical Co. Ltd.	12,100	110,763
Eizo Corp.	1,900	64,554
Elecom Co. Ltd.	11,300	131,988
Elematec Corp.	14,300	177,283
en Japan, Inc.(a)	4,500	70,203
ES-Con Japan Ltd.	25,900	161,935
ESPEC Corp.	2,300	37,022
Exedy Corp.	15,230	266,786
EXEO Group, Inc.(a)	14,600	299,778
Ezaki Glico Co. Ltd.	3,900	107,284
Financial Partners Group Co. Ltd.(a)	15,700	141,508
France Bed Holdings Co. Ltd.	7,500	60,965
Fuji Co. Ltd.	3,700	44,283
Fuji Oil Holdings, Inc.	9,400	142,835
Fuji Soft, Inc.	3,700	120,007
Fujikura Ltd.(a)	14,200	114,333
Fujimi, Inc.(a)	11,000	221,511
Fujitec Co. Ltd.(a)	9,500	219,635
Fukuyama Transporting Co. Ltd.	2,600	68,474
Funai Soken Holdings, Inc.	9,900	173,155
Furukawa Electric Co. Ltd.(a)	5,000	79,812
Furuno Electric Co. Ltd.	10,000	92,612
Future Corp.	11,000	111,014
G-7 Holdings, Inc.(a)	3,300	27,422
Glory Ltd.	9,700	193,837
Goldcrest Co. Ltd.(a)	12,800	190,166
GS Yuasa Corp.(a)	9,651	172,227
Gunma Bank Ltd.(a)	60,987	285,103
H.U. Group Holdings, Inc.(a)	12,400	211,064
H2O Retailing Corp.(a)	12,100	147,089
Hachijuni Bank Ltd.(a)	66,200	365,947
Hakuto Co. Ltd.(a)	4,800	163,083
Hanwa Co. Ltd.	3,139	99,813
Hazama Ando Corp.	26,300	205,677
Heiwa Corp.(a)	12,949	186,132
Heiwa Real Estate Co. Ltd.	2,900	77,346
Hiday Hidaka Corp.	3,100	56,339
Hirogin Holdings, Inc.	49,000	301,175
Hogy Medical Co. Ltd.(a)	3,000	64,232
Hokuetsu Corp.(a)	15,800	114,880
Hokuhoku Financial Group, Inc.	23,606	253,184
Hokuto Corp.	3,100	37,809
Horiba Ltd.	3,800	206,113
Hyakujushi Bank Ltd.(a)	5,900	103,668
Ichibanya Co. Ltd.(a)	2,700	98,609
Ichigo, Inc.	40,900	89,351
Ichiyoshi Securities Co. Ltd.	21,800	102,700
Idec Corp.	3,600	71,602
Iino Kaiun Kaisha Ltd.(a)	28,800	202,454
Inaba Denki Sangyo Co. Ltd.	12,100	262,312
Inabata & Co. Ltd.	10,500	220,238
Information Services International-Dentsu Ltd.	4,800	183,991
INFRONEER Holdings, Inc.	36,023	373,688
Inui Global Logistics Co. Ltd.(a)	14,400	127,571
Itochu Enex Co. Ltd.	25,800	260,204
Itoham Yonekyu Holdings, Inc.	8,380	227,435
IwaiCosmo Holdings, Inc.	4,300	50,341
Izumi Co. Ltd.	9,500	252,039
JAC Recruitment Co. Ltd.	10,800	183,975
Japan Aviation Electronics Industry Ltd.(a)	11,000	219,447
Japan Lifeline Co. Ltd.	13,800	107,644
Japan Steel Works Ltd.	4,500	83,743
Jeol Ltd.	1,900	56,761
Joyful Honda Co. Ltd.(a)	12,700	149,617
Juroku Financial Group, Inc.	4,800	120,462
K’s Holdings Corp.(a)	37,600	345,701
Kaga Electronics Co. Ltd.	4,700	204,409
Kagome Co. Ltd.	8,100	176,140
Kaken Pharmaceutical Co. Ltd.(a)	9,100	213,436
Kamei Corp.	5,300	51,855
Kanamoto Co. Ltd.	10,500	184,775
Kandenko Co. Ltd.	15,978	147,440
Kaneka Corp.(a)	9,000	234,130
Kanematsu Corp.	15,200	210,646
Kanto Denka Kogyo Co. Ltd.	9,400	55,055
Katitas Co. Ltd.(a)	2,600	37,948
Kato Sangyo Co. Ltd.	7,748	206,388
Keiyo Bank Ltd.(a)	37,200	172,507
KH Neochem Co. Ltd.	8,800	135,339
Ki-Star Real Estate Co. Ltd.(a)	3,100	95,976
Kitz Corp.	24,700	171,315
Kobe Steel Ltd.(a)	81,800	1,068,375
Kokuyo Co. Ltd.	15,100	239,971
KOMEDA Holdings Co. Ltd.	9,900	192,394
Komeri Co. Ltd.(a)	8,400	177,316
Kumagai Gumi Co. Ltd.	10,200	240,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Investments	Shares	Value
Kumiai Chemical Industry Co. Ltd.	14,000	$103,950
Kurabo Industries Ltd.	10,663	174,352
Kureha Corp.	1,100	61,330
KYB Corp.	6,400	207,365
Kyoei Steel Ltd.	4,000	53,342
Kyokuyo Co. Ltd.	1,200	31,684
Kyorin Pharmaceutical Co. Ltd.	11,973	146,909
Kyudenko Corp.(a)	10,000	314,022
Kyushu Financial Group, Inc.(a)	55,500	286,752
Life Corp.	3,600	87,814
Lintec Corp.(a)	14,800	237,286
Mabuchi Motor Co. Ltd.	4,000	119,819
Macnica Holdings, Inc.	9,800	461,679
Makino Milling Machine Co. Ltd.	1,800	78,767
Mani, Inc.	4,600	55,918
Maruha Nichiro Corp.	10,800	185,711
Maruichi Steel Tube Ltd.	12,400	309,117
Marusan Securities Co. Ltd.	16,700	93,558
Marvelous, Inc.	23,500	112,283
Matsui Securities Co. Ltd.(a)	38,300	210,717
Max Co. Ltd.	11,000	202,198
MCJ Co. Ltd.	13,700	103,008
Megmilk Snow Brand Co. Ltd.	13,100	201,295
Meitec Corp.	12,300	222,880
Mie Kotsu Group Holdings, Inc.(a)	9,000	34,378
MIRAIT ONE Corp.	14,200	187,129
Mirarth Holdings, Inc.	49,000	155,644
Miroku Jyoho Service Co. Ltd.	4,300	47,459
Mitsubishi Logistics Corp.	11,800	314,087
Mitsubishi Materials Corp.	12,600	204,251
Mitsubishi Shokuhin Co. Ltd.	8,700	227,375
Mitsuboshi Belting Ltd.(a)	11,400	350,652
Mitsui High-Tec, Inc.(a)	1,700	88,403
Mitsui Matsushima Holdings Co. Ltd.(a)	3,400	62,771
Mitsui Mining & Smelting Co. Ltd.(a)	10,600	269,573
Mitsui-Soko Holdings Co. Ltd.	8,100	233,677
MIXI, Inc.(a)	13,800	219,265
Mochida Pharmaceutical Co. Ltd.	4,300	96,100
Monex Group, Inc.	26,200	97,970
Morinaga & Co. Ltd.	8,700	314,943
Morinaga Milk Industry Co. Ltd.	2,300	86,729
Morita Holdings Corp.	4,200	44,836
Musashi Seimitsu Industry Co. Ltd.	10,700	116,519
Musashino Bank Ltd.	4,100	75,914
Nachi-Fujikoshi Corp.(a)	3,300	88,899
Nafco Co. Ltd.	3,400	43,792
Nagase & Co. Ltd.	13,200	207,918
Nakanishi, Inc.	8,617	201,819
NEC Networks & System Integration Corp.	12,700	167,149
NET One Systems Co. Ltd.	8,800	167,361
NHK Spring Co. Ltd.	41,900	321,217
Nichias Corp.	11,874	243,885
Nichicon Corp.	11,500	108,661
Nichiden Corp.	2,900	48,409
Nihon Chouzai Co. Ltd.	1,700	16,815
Nihon Kohden Corp.	4,100	101,439
Nihon Parkerizing Co. Ltd.	23,840	176,693
Nikkon Holdings Co. Ltd.(a)	11,600	245,720
Nippn Corp.	14,100	205,323
Nippon Carbon Co. Ltd.	3,200	97,678
Nippon Denko Co. Ltd.(a)	38,100	77,617
Nippon Electric Glass Co. Ltd.	22,500	420,070
Nippon Gas Co. Ltd.	13,700	203,446
Nippon Kanzai Holdings Co. Ltd.	8,800	151,497
Nippon Kayaku Co. Ltd.(a)	28,400	237,801
Nippon Light Metal Holdings Co. Ltd.	12,000	135,339
Nippon Parking Development Co. Ltd.	36,200	51,671
Nippon Pillar Packing Co. Ltd.(a)	8,400	219,816
Nippon Shokubai Co. Ltd.	8,800	320,214
Nippon Signal Co. Ltd.(a)	5,400	34,016
Nippon Soda Co. Ltd.	9,000	331,714
Nipro Corp.(a)	13,900	112,616
Nishi-Nippon Financial Holdings, Inc.(a)	27,300	312,470
Nishi-Nippon Railroad Co. Ltd.(a)	9,100	151,326
Nishimatsu Construction Co. Ltd.(a)	12,150	301,908
Nishio Holdings Co. Ltd.(a)	8,100	191,610
Nissan Shatai Co. Ltd.	9,300	53,285
Nisshinbo Holdings, Inc.	26,350	196,356
Nissui Corp.	25,400	124,545
Nitta Corp.(a)	10,100	224,708
Nitto Kogyo Corp.(a)	5,000	120,121
Nittoc Construction Co. Ltd.	21,100	154,406
Noevir Holdings Co. Ltd.	3,273	116,027
NOK Corp.(a)	24,200	321,991
Nomura Co. Ltd.	13,358	85,398
Noritake Co. Ltd.	2,400	100,037
North Pacific Bank Ltd.(a)	64,300	155,552
NS United Kaiun Kaisha Ltd.(a)	7,100	187,462
NSD Co. Ltd.	12,700	241,362
Ogaki Kyoritsu Bank Ltd.(a)	11,400	158,443
Ohsho Food Service Corp.(a)	1,872	86,685
Okamura Corp.	13,600	206,062
Okasan Securities Group, Inc.	49,000	228,212
Okinawa Cellular Telephone Co.	11,500	248,149
Okinawa Financial Group, Inc.(a)	3,042	49,455
OKUMA Corp.(a)	2,500	110,152
Okumura Corp.(a)	10,190	306,605
Okuwa Co. Ltd.	5,000	29,151
Onoken Co. Ltd.(a)	5,400	62,278
Open Up Group, Inc.	11,400	140,184
Optorun Co. Ltd.	4,300	52,992
Osaka Soda Co. Ltd.(a)	3,000	129,670
Osaki Electric Co. Ltd.(a)	24,600	111,934
OSG Corp.	12,700	149,957
PAL GROUP Holdings Co. Ltd.(a)	16,780	217,924
PALTAC Corp.(a)	3,200	100,573
Paramount Bed Holdings Co. Ltd.	10,100	159,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Investments	Shares	Value
Penta-Ocean Construction Co. Ltd.	26,400	$157,312
PHC Holdings Corp.(a)	19,800	202,478
Pigeon Corp.	12,900	145,965
Pilot Corp.	2,300	79,084
Piolax, Inc.(a)	9,400	144,126
Press Kogyo Co. Ltd.	50,900	235,015
Pressance Corp.(a)	5,186	63,667
Prima Meat Packers Ltd.	1,257	20,663
Raito Kogyo Co. Ltd.	10,900	150,690
Raiznext Corp.	13,000	126,668
Rengo Co. Ltd.	27,750	190,796
Resorttrust, Inc.	11,600	173,621
Restar Holdings Corp.	9,454	155,154
Roland Corp.	2,600	71,436
Round One Corp.(a)	15,700	58,918
RYODEN Corp.	3,700	57,648
Ryosan Co. Ltd.(a)	9,000	268,387
S Foods, Inc.	3,300	73,972
Saibu Gas Holdings Co. Ltd.	4,200	54,321
Sakata Seed Corp.	1,800	52,411
Sala Corp.	8,300	42,327
SAMTY Co. Ltd.	11,200	178,029
San ju San Financial Group, Inc.	12,600	156,714
San-In Godo Bank Ltd.	46,400	300,990
Sangetsu Corp.	14,000	273,292
Sanki Engineering Co. Ltd.	13,300	144,653
Sankyu, Inc.	3,900	135,144
Sanyo Special Steel Co. Ltd.	10,500	207,291
Sapporo Holdings Ltd.	3,400	108,385
Sawai Group Holdings Co. Ltd.	3,700	113,510
SBI Global Asset Management Co. Ltd.	14,697	55,252
Scroll Corp.(a)	23,400	155,712
Seikitokyu Kogyo Co. Ltd.(a)	4,100	43,081
Seiko Group Corp.(a)	3,400	59,604
Seino Holdings Co. Ltd.(a)	15,500	217,660
Senko Group Holdings Co. Ltd.	25,980	182,456
Senshu Ikeda Holdings, Inc.	102,100	219,629
Seria Co. Ltd.	9,500	140,184
Shiga Bank Ltd.(a)	11,700	274,418
Shin Nippon Air Technologies Co. Ltd.	2,800	45,126
Shin-Etsu Polymer Co. Ltd.	13,900	124,632
Shinmaywa Industries Ltd.	14,200	121,327
Shinsho Corp.	2,600	100,881
Ship Healthcare Holdings, Inc.	9,400	142,898
Shoei Co. Ltd.(a)	6,400	98,171
Sinfonia Technology Co. Ltd.	5,200	56,068
Sinko Industries Ltd.	3,400	50,376
SKY Perfect JSAT Holdings, Inc.	52,600	246,389
Sotetsu Holdings, Inc.	8,900	175,406
SRA Holdings	7,400	172,820
ST Corp.	5,000	49,992
St. Marc Holdings Co. Ltd.	4,900	62,159
Star Micronics Co. Ltd.	11,300	142,211
Starts Corp., Inc.(a)	11,200	219,234
Stella Chemifa Corp.(a)	2,000	41,615
Sumitomo Bakelite Co. Ltd.	4,300	187,964
Sumitomo Mitsui Construction Co. Ltd.	40,400	111,271
Sumitomo Osaka Cement Co. Ltd.	3,200	78,764
Sun Frontier Fudousan Co. Ltd.	16,500	166,520
Suzuden Corp.	10,400	153,465
Systena Corp.	23,600	42,542
T Hasegawa Co. Ltd.(a)	3,500	71,536
T-Gaia Corp.	11,600	137,202
Tachibana Eletech Co. Ltd.	3,800	71,302
Taihei Dengyo Kaisha Ltd.	3,200	87,278
Taiheiyo Cement Corp.(a)	13,400	237,963
Taikisha Ltd.	3,200	96,927
Taiyo Holdings Co. Ltd.	10,700	183,849
Takamatsu Construction Group Co. Ltd.(a)	3,200	57,170
Takara Bio, Inc.	10,100	93,606
Takara Holdings, Inc.	28,200	226,961
Takara Standard Co. Ltd.(a)	13,000	161,427
Takasago International Corp.	2,000	40,342
Takasago Thermal Engineering Co. Ltd.(a)	10,100	196,687
Takeuchi Manufacturing Co. Ltd.	4,400	144,480
Takuma Co. Ltd.	12,300	127,595
Tama Home Co. Ltd.	7,300	174,153
Tamron Co. Ltd.(a)	5,500	168,437
Teijin Ltd.	22,400	218,108
TKC Corp.	3,300	80,496
Toagosei Co. Ltd.	26,200	235,971
Tocalo Co. Ltd.	15,800	144,209
Toda Corp.	38,104	206,728
Tokai Carbon Co. Ltd.	23,100	181,271
TOKAI Holdings Corp.(a)	28,200	174,992
Tokai Rika Co. Ltd.	14,100	221,480
Tokai Tokyo Financial Holdings, Inc.	74,318	241,543
Token Corp.	1,200	64,172
Tokuyama Corp.	11,200	176,378
Tokyo Kiraboshi Financial Group, Inc.	9,000	271,704
Tokyo Ohka Kogyo Co. Ltd.	4,900	292,112
Tokyo Sangyo Co. Ltd.	13,400	74,711
Tokyo Seimitsu Co. Ltd.	10,100	506,946
Tokyo Steel Manufacturing Co. Ltd.(a)	16,100	181,796
Tokyu Construction Co. Ltd.	11,600	60,633
Tomy Co. Ltd.	13,700	198,488
Topcon Corp.	12,500	138,172
Totech Corp.	3,100	108,233
Totetsu Kogyo Co. Ltd.	9,245	182,019
Toyo Construction Co. Ltd.	12,900	105,292
Toyo Ink SC Holdings Co. Ltd.	11,828	185,317
Toyo Tire Corp.	23,900	368,690
Toyobo Co. Ltd.	12,800	92,424
Transcosmos, Inc.(a)	11,700	250,504
TS Tech Co. Ltd.(a)	15,900	180,710
Tsubakimoto Chain Co.	10,756	279,306
Tsumura & Co.	9,713	180,949
UACJ Corp.	8,800	185,170
UBE Corp.	13,900	234,872
Ulvac, Inc.	3,400	122,922
Valor Holdings Co. Ltd.	12,000	175,869
Valqua Ltd.(a)	8,100	224,721
VT Holdings Co. Ltd.	40,000	136,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Investments	Shares	Value
Wacoal Holdings Corp.	9,700	$219,708
Wacom Co. Ltd.	22,500	89,412
Wowow, Inc.	9,700	73,843
YAMABIKO Corp.	11,900	114,833
Yamaguchi Financial Group, Inc.	36,200	317,910
Yamaichi Electronics Co. Ltd.	10,600	122,320
Yamazen Corp.	22,900	180,468
Yaoko Co. Ltd.(a)	1,100	56,679
Yellow Hat Ltd.	12,700	161,447
Yokogawa Bridge Holdings Corp.	10,600	198,468
Yokorei Co. Ltd.(a)	4,500	36,519
Yuasa Trading Co. Ltd.	3,300	91,442
Yurtec Corp.	28,100	180,774
Zenrin Co. Ltd.	12,500	76,478

Total Japan		59,773,211

Malaysia - 0.1%
Frencken Group Ltd.	140,800	115,537

Netherlands - 0.8%
AMG Critical Materials NV	3,812	115,025
Brunel International NV	13,424	184,764
Corbion NV	7,072	141,214
ForFarmers NV(a)	42,306	111,083
Koninklijke Heijmans NV	17,974	203,621
RHI Magnesita NV	20,962	711,779
Sligro Food Group NV	5,539	98,405

Total Netherlands		1,565,891

Norway - 3.4%
ABG Sundal Collier Holding ASA	245,081	118,615
AF Gruppen ASA	6,093	71,347
Aker Solutions ASA	19,787	80,332
Atea ASA*	26,635	334,413
Austevoll Seafood ASA	64,775	458,076
Belships ASA	218,970	371,232
Bonheur ASA	3,297	69,405
Borregaard ASA	9,796	145,455
Bouvet ASA	22,828	121,640
DNO ASA	271,700	269,891
Elopak ASA	37,131	75,896
Entra ASA(b)	45,450	391,249
Europris ASA(b)	54,619	306,694
Grieg Seafood ASA	27,541	202,400
Kid ASA(b)	16,235	134,721
MPC Container Ships ASA	455,462	746,273
OKEA ASA	40,748	146,130
Pareto Bank ASA	21,526	108,835
Protector Forsikring ASA	26,211	428,604
Rana Gruber ASA	44,521	246,854
Selvaag Bolig ASA	25,697	68,584
SpareBank 1 Nord Norge	38,495	346,210
Sparebank 1 Oestlandet	13,795	172,942
SpareBank 1 SMN	44,579	574,789
Sparebanken Vest	14,409	142,724
TGS ASA	21,677	298,646
Veidekke ASA	28,887	264,957

Total Norway		6,696,914

Portugal - 1.7%
Altri SGPS SA(a)	47,466	215,391
Banco Comercial Portugues SA, Class R*	611,211	168,510
Corticeira Amorim SGPS SA	22,063	227,285
CTT-Correios de Portugal SA	39,983	147,104
Mota-Engil SGPS SA	71,337	258,683
NOS SGPS SA	271,532	1,001,021
REN - Redes Energeticas Nacionais SGPS SA	319,238	817,944
Sonae SGPS SA	569,224	554,453

Total Portugal		3,390,391

Singapore - 3.0%
AEM Holdings Ltd.	103,900	261,862
Aztech Global Ltd.	251,200	148,154
Capitaland India Trust	513,943	395,370
Geo Energy Resources Ltd.	1,435,800	305,064
Hour Glass Ltd.	243,700	346,383
Japfa Ltd.	330,200	52,013
Jiutian Chemical Group Ltd.	3,439,500	80,639
Kenon Holdings Ltd.	25,553	590,666
Keppel DC REIT	645,500	983,691
Keppel Infrastructure Trust	2,055,150	700,157
Raffles Medical Group Ltd.	228,100	208,898
Samudera Shipping Line Ltd.	475,300	261,173
Sheng Siong Group Ltd.	483,800	538,777
Silverlake Axis Ltd.	541,400	105,115
Singapore Post Ltd.	514,200	182,715
StarHub Ltd.	382,400	310,985
UMS Holdings Ltd.	334,225	318,333
Wing Tai Holdings Ltd.	240,400	246,582

Total Singapore		6,036,577

Spain - 1.9%
Almirall SA(a)	19,729	200,943
Applus Services SA	18,924	198,354
Atresmedia Corp. de Medios de Comunicacion SA(a)	143,511	556,109
Construcciones y Auxiliar de Ferrocarriles SA	6,671	209,062
Ence Energia y Celulosa SA(a)	101,359	340,614
Ercros SA(a)	18,165	57,889
Faes Farma SA	112,304	380,486
Gestamp Automocion SA(b)	74,113	309,945
Global Dominion Access SA(b)	21,180	75,122
Indra Sistemas SA	16,049	232,789
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(a)	279,848	259,253
Pharma Mar SA(a)	1,281	43,563
Prosegur Cash SA(a)(b)	153,044	95,439
Prosegur Compania de Seguridad SA	145,463	235,018
Sacyr SA(a)	173,348	510,587
Talgo SA(a)(b)	19,461	72,424

Total Spain		3,777,597

Sweden - 5.7%
AcadeMedia AB(b)	20,733	89,236
AddLife AB, Class B	10,616	63,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Investments	Shares	Value
AFRY AB	21,367	$252,529
Akelius Residential Property AB, Class D	82,770	152,306
Alimak Group AB(b)	11,873	72,784
Atrium Ljungberg AB, Class B(a)	24,533	402,177
Beijer Alma AB	7,591	130,800
Betsson AB, Class B*	31,600	349,618
Bilia AB, Class A	31,505	308,838
Bravida Holding AB(b)	32,296	239,600
Bufab AB	3,610	91,644
Catella AB	27,675	68,142
Catena AB	5,534	193,564
Clas Ohlson AB, Class B	29,308	315,897
Cloetta AB, Class B	76,120	127,939
Coor Service Management Holding AB(b)	33,479	136,822
Corem Property Group AB, Class B(a)	336,783	187,701
Dios Fastigheter AB	37,062	212,700
Dometic Group AB(b)	72,904	464,768
Electrolux Professional AB, Class B	22,088	114,768
Elekta AB, Class B(a)	84,846	581,197
Fagerhult Group AB	17,341	81,883
Granges AB	18,806	178,294
HMS Networks AB	3,061	112,700
Instalco AB	27,197	81,359
Inwido AB	21,424	216,918
JM AB	31,021	423,447
KNOW IT AB	5,627	65,675
Lagercrantz Group AB, Class B	19,991	204,249
Lindab International AB	14,166	208,626
Loomis AB	11,576	313,902
MEKO AB	11,613	101,494
MIPS AB	3,132	106,897
Munters Group AB(b)	12,881	166,582
Mycronic AB	9,979	207,586
NCC AB, Class B	30,728	334,879
New Wave Group AB, Class B(a)	15,138	106,120
Nolato AB, Class B	44,701	184,413
Nordic Paper Holding AB	37,275	111,679
Nordic Waterproofing Holding AB	6,999	104,751
Peab AB, Class B	118,325	489,890
Platzer Fastigheter Holding AB, Class B	19,862	122,855
Ratos AB, Class B	39,475	118,525
Resurs Holding AB(b)	117,835	255,536
Rottneros AB	50,643	50,344
Sagax AB, Class D	78,864	186,195
Samhallsbyggnadsbolaget i Norden AB, Class D(a)	188,449	74,726
Sectra AB, Class B*	7,273	86,626
Skandinaviska Enskilda Banken AB, Class C	5,838	69,857
SkiStar AB	7,298	75,101
SSAB AB, Class A	223,236	1,267,803
Svenska Handelsbanken AB, Class B(a)	520	5,523
Synsam AB	22,219	74,239
Tethys Oil AB*	16,031	81,039
Troax Group AB	6,959	99,284
Wihlborgs Fastigheter AB	70,363	495,135

Total Sweden		11,420,433

Switzerland - 1.5%
Arbonia AG	12,959	118,852
Comet Holding AG, Registered Shares	1,053	235,279
Huber & Suhner AG, Registered Shares	3,745	271,009
Landis & Gyr Group AG*	6,053	438,690
Medmix AG(b)	6,782	172,367
Mobilezone Holding AG, Registered Shares	19,414	290,319
Sulzer AG, Registered Shares	9,781	937,150
Swissquote Group Holding SA, Registered Shares	1,692	309,990
u-blox Holding AG*	855	72,808
Zehnder Group AG	1,860	109,388

Total Switzerland		2,955,852

United Kingdom - 14.1%
AG Barr PLC	25,303	151,638
AJ Bell PLC	46,304	155,081
Alliance Pharma PLC(a)	120,058	69,312
Ashmore Group PLC	318,706	730,535
Assura PLC	1,236,296	637,989
Begbies Traynor Group PLC	25,952	35,477
Bloomsbury Publishing PLC	26,346	128,948
Bodycote PLC	40,617	323,477
Bridgepoint Group PLC(b)	121,675	286,031
Bytes Technology Group PLC	29,036	176,774
Central Asia Metals PLC	112,793	258,819
Chemring Group PLC	41,916	141,971
Chesnara PLC	49,494	166,127
Clarkson PLC	5,112	170,649
Close Brothers Group PLC	53,032	573,492
CLS Holdings PLC(a)	138,246	200,459
CMC Markets PLC(b)	78,954	101,378
Coats Group PLC	259,253	231,944
Concentric AB	4,787	72,086
Craneware PLC	3,538	64,775
Cranswick PLC	10,524	456,257
Crest Nicholson Holdings PLC	98,113	208,009
CVS Group PLC	1,873	37,286
DFS Furniture PLC	96,206	127,288
DiscoverIE Group PLC	8,811	72,914
Diversified Energy Co. PLC	543,506	535,013
Domino’s Pizza Group PLC	102,251	469,756
Dunelm Group PLC	50,784	650,836
EMIS Group PLC	7,004	165,161
Empiric Student Property PLC	262,064	286,277
Essentra PLC	36,613	72,305
FDM Group Holdings PLC	34,362	218,091
Fevertree Drinks PLC	11,009	161,244
Firstgroup PLC	64,756	119,268
Forterra PLC(b)	101,230	183,852
FRP Advisory Group PLC	48,293	69,849
Galliford Try Holdings PLC	45,611	135,558
Gamma Communications PLC	7,229	96,351
Genuit Group PLC	55,662	223,856
Genus PLC	4,184	107,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Investments	Shares	Value
Grainger PLC	92,320	$263,223
Great Portland Estates PLC	33,987	173,315
Greggs PLC	15,439	461,303
Halfords Group PLC	58,551	141,714
Hammerson PLC(a)	548,448	168,557
Headlam Group PLC	41,850	114,930
Helical PLC	35,447	91,505
Henry Boot PLC	20,695	49,508
Hill & Smith PLC	13,456	282,816
Hilton Food Group PLC	22,141	193,763
Hunting PLC	30,217	112,673
I3 Energy PLC	406,975	73,815
Ibstock PLC(b)	173,226	301,289
Impax Asset Management Group PLC	25,833	144,567
IntegraFin Holdings PLC	72,041	208,569
iomart Group PLC	30,530	59,659
Jadestone Energy PLC*	145,948	57,894
James Halstead PLC(a)	60,143	151,954
Kainos Group PLC	12,028	168,682
Keller Group PLC	20,891	191,494
Learning Technologies Group PLC	64,681	50,644
Liontrust Asset Management PLC	34,797	257,802
LondonMetric Property PLC	371,311	779,510
Lookers PLC	118,761	187,860
LSL Property Services PLC	24,842	78,834
ME Group International PLC	260,634	501,988
Mears Group PLC	37,342	125,795
Mitie Group PLC	200,016	250,965
MJ Gleeson PLC	17,077	87,125
Moneysupermarket.com Group PLC	182,206	539,522
Morgan Advanced Materials PLC	65,364	195,461
Morgan Sindall Group PLC	15,031	377,012
Mortgage Advice Bureau Holdings Ltd.(a)	9,322	60,986
NCC Group PLC	42,795	61,635
Next 15 Group PLC	10,403	81,390
Ninety One PLC(a)	257,116	536,951
Oxford Instruments PLC	3,927	104,490
Pagegroup PLC	172,842	884,354
Pan African Resources PLC	554,420	97,309
PayPoint PLC	32,054	204,616
Pets at Home Group PLC	111,399	455,221
Premier Foods PLC	52,097	76,304
Primary Health Properties PLC(a)	365,591	414,986
PZ Cussons PLC	72,739	125,715
Quilter PLC(b)	440,517	461,054
Redde Northgate PLC	83,671	345,181
Redrow PLC	139,603	843,102
Ricardo PLC	11,888	72,404
RWS Holdings PLC	81,949	239,855
Safestore Holdings PLC	48,953	439,757
Savills PLC	31,416	331,874
Serica Energy PLC	114,080	346,430
Shaftesbury Capital PLC	90,832	127,273
Smart Metering Systems PLC	30,988	235,255
Speedy Hire PLC	267,456	104,299
Spirent Communications PLC	72,213	121,633
SThree PLC	25,568	116,714
TBC Bank Group PLC	20,215	736,501
Telecom Plus PLC	17,435	317,076
TORM PLC, Class A(a)	14,955	406,192
TP ICAP Group PLC	212,994	442,209
Travis Perkins PLC	49,558	510,761
TT Electronics PLC	43,043	89,311
Tyman PLC	69,007	243,414
Vesuvius PLC	94,160	499,013
Victrex PLC	16,138	276,746
Videndum PLC(a)	16,752	67,372
Virgin Money U.K. PLC	216,063	443,965
Volution Group PLC	22,256	98,281
Watkin Jones PLC(a)	177,828	86,819
Wickes Group PLC	137,931	231,147
Wincanton PLC	35,637	119,181
Workspace Group PLC	56,335	337,335
XPS Pensions Group PLC	66,312	157,827
Young & Co.’s Brewery PLC, Class A	4,297	56,118

Total United Kingdom		27,924,975

TOTAL COMMON STOCKS (Cost: $194,648,218)		196,321,767

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.7%

United States - 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $13,181,640)	13,181,640	13,181,640

TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $207,829,858)		209,503,407
Other Assets less Liabilities - (5.6)%		(11,081,665)

NET ASSETS - 100.0%		$198,421,742

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $31,010,099 and the total market value of the collateral held by the Fund was $32,657,610. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,475,970.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/4/2023	1,436,000	NOK	20,079,789	JPY	$391	$—
Bank of America NA	10/4/2023	980,000	SEK	89,789	USD	416	—
Barclays Bank PLC	10/4/2023	387,882	USD	341,537	CHF	14,497	—
Barclays Bank PLC	10/4/2023	668,353	USD	4,582,027	DKK	17,760	—
Barclays Bank PLC	10/4/2023	5,103,153	USD	4,695,249	EUR	131,858	—
Barclays Bank PLC	10/4/2023	3,853,221	USD	3,040,499	GBP	142,120	—
Barclays Bank PLC	10/4/2023	609,022	USD	2,310,548	ILS	2,070	—
Barclays Bank PLC	10/4/2023	9,102,414	USD	1,319,058,119	JPY	261,616	—
Barclays Bank PLC	10/4/2023	801,494	USD	8,518,243	NOK	949	—
Barclays Bank PLC	10/4/2023	1,749,480	USD	19,129,652	SEK	—	(11,385)
Barclays Bank PLC	10/4/2023	813,130	USD	1,096,710	SGD	9,586	—
Barclays Bank PLC	10/5/2023	4,119,305	USD	6,353,530	AUD	18,593	—
Canadian Imperial Bank of Commerce	10/4/2023	56,000	AUD	282,086	HKD	125	—
Citibank NA	10/4/2023	387,882	USD	341,529	CHF	14,506	—
Citibank NA	10/4/2023	24,824	USD	22,655	CHF	56	—
Citibank NA	10/4/2023	668,355	USD	4,581,920	DKK	17,777	—
Citibank NA	10/4/2023	42,774	USD	301,458	DKK	—	(29)
Citibank NA	10/4/2023	5,103,153	USD	4,695,249	EUR	131,858	—
Citibank NA	10/4/2023	326,602	USD	308,668	EUR	—	(214)
Citibank NA	10/4/2023	3,853,222	USD	3,040,492	GBP	142,129	—
Citibank NA	10/4/2023	246,606	USD	202,155	GBP	—	(136)
Citibank NA	10/4/2023	609,024	USD	2,310,698	ILS	2,032	—
Citibank NA	10/4/2023	38,978	USD	148,570	ILS	—	(50)
Citibank NA	10/4/2023	9,102,415	USD	1,319,053,713	JPY	261,646	—
Citibank NA	10/4/2023	582,554	USD	86,653,334	JPY	1,772	—
Citibank NA	10/4/2023	801,494	USD	8,517,922	NOK	979	—
Citibank NA	10/4/2023	51,296	USD	554,852	NOK	—	(849)
Citibank NA	10/4/2023	1,749,480	USD	19,129,617	SEK	—	(11,382)
Citibank NA	10/4/2023	111,967	USD	1,237,441	SEK	—	(1,938)
Citibank NA	10/4/2023	813,130	USD	1,096,734	SGD	9,568	—
Citibank NA	10/4/2023	52,040	USD	71,144	SGD	—	(86)
Citibank NA	10/5/2023	4,119,304	USD	6,353,490	AUD	18,618	—
Citibank NA	10/5/2023	263,636	USD	411,452	AUD	—	(1,925)
Goldman Sachs	10/4/2023	366,149	CHF	400,294	USD	—	(2)
Goldman Sachs	10/4/2023	4,857,818	DKK	689,740	USD	12	—
Goldman Sachs	10/4/2023	4,973,937	EUR	5,266,454	USD	—	(86)
Goldman Sachs	10/4/2023	3,257,988	GBP	3,976,524	USD	35	—
Goldman Sachs	10/4/2023	2,392,640	ILS	628,511	USD	6	—
Goldman Sachs	10/4/2023	1,401,551,848	JPY	9,393,691	USD	10	—
Goldman Sachs	10/4/2023	8,801,333	NOK	827,142	USD	8	—
Goldman Sachs	10/4/2023	19,614,373	SEK	1,805,462	USD	21	—
Goldman Sachs	10/4/2023	1,145,325	SGD	839,150	USD	14	—
Goldman Sachs	10/5/2023	6,586,661	AUD	4,251,123	USD	57	—
Goldman Sachs	11/3/2023	6,372,490	USD	9,863,558	AUD	—	(139)
Goldman Sachs	11/3/2023	562,804	USD	513,165	CHF	2	—
Goldman Sachs	11/3/2023	1,250,417	USD	8,793,520	DKK	—	(102)
Goldman Sachs	11/3/2023	8,768,239	USD	8,271,065	EUR	82	—
Goldman Sachs	11/3/2023	6,634,721	USD	5,434,875	GBP	—	(80)
Goldman Sachs	11/3/2023	639,188	USD	2,430,025	ILS	—	(23)
Goldman Sachs	11/3/2023	1,443,529	USD	15,347,681	NOK	—	(38)
Goldman Sachs	11/3/2023	2,458,835	USD	26,680,346	SEK	—	(58)
Goldman Sachs	11/3/2023	841,473	USD	1,146,981	SGD	—	(14)
Goldman Sachs	11/6/2023	13,397,532	USD	1,988,437,583	JPY	—	(144)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

HSBC Holdings PLC	10/4/2023	366,148	CHF	400,294	USD	—	(3)
HSBC Holdings PLC	10/4/2023	4,857,761	DKK	689,742	USD	2	—
HSBC Holdings PLC	10/4/2023	4,973,965	EUR	5,266,454	USD	—	(56)
HSBC Holdings PLC	10/4/2023	3,257,989	GBP	3,976,525	USD	35	—
HSBC Holdings PLC	10/4/2023	2,392,638	ILS	628,513	USD	3	—
HSBC Holdings PLC	10/4/2023	1,401,560,451	JPY	9,393,692	USD	67	—
HSBC Holdings PLC	10/4/2023	8,801,281	NOK	827,142	USD	3	—
HSBC Holdings PLC	10/4/2023	19,614,299	SEK	1,805,464	USD	12	—
HSBC Holdings PLC	10/4/2023	1,145,309	SGD	839,150	USD	2	—
HSBC Holdings PLC	10/4/2023	387,882	USD	341,530	CHF	14,505	—
HSBC Holdings PLC	10/4/2023	668,355	USD	4,581,881	DKK	17,782	—
HSBC Holdings PLC	10/4/2023	5,103,153	USD	4,695,244	EUR	131,862	—
HSBC Holdings PLC	10/4/2023	3,853,222	USD	3,040,490	GBP	142,132	—
HSBC Holdings PLC	10/4/2023	609,024	USD	2,311,101	ILS	1,926	—
HSBC Holdings PLC	10/4/2023	9,102,415	USD	1,319,053,713	JPY	261,646	—
HSBC Holdings PLC	10/4/2023	801,494	USD	8,517,969	NOK	974	—
HSBC Holdings PLC	10/4/2023	1,749,480	USD	19,129,357	SEK	—	(11,358)
HSBC Holdings PLC	10/4/2023	813,130	USD	1,096,705	SGD	9,589	—
HSBC Holdings PLC	10/5/2023	6,586,618	AUD	4,251,122	USD	30	—
HSBC Holdings PLC	10/5/2023	4,119,304	USD	6,353,578	AUD	18,561	—
HSBC Holdings PLC	11/3/2023	6,372,491	USD	9,863,728	AUD	—	(247)
HSBC Holdings PLC	11/3/2023	562,804	USD	513,178	CHF	—	(12)
HSBC Holdings PLC	11/3/2023	1,250,419	USD	8,793,139	DKK	—	(46)
HSBC Holdings PLC	11/3/2023	8,768,238	USD	8,271,103	EUR	41	—
HSBC Holdings PLC	11/3/2023	6,634,723	USD	5,434,899	GBP	—	(107)
HSBC Holdings PLC	11/3/2023	639,188	USD	2,430,051	ILS	—	(30)
HSBC Holdings PLC	11/3/2023	1,443,529	USD	15,347,557	NOK	—	(26)
HSBC Holdings PLC	11/3/2023	2,458,837	USD	26,680,368	SEK	—	(58)
HSBC Holdings PLC	11/3/2023	841,473	USD	1,146,965	SGD	—	(2)
HSBC Holdings PLC	11/6/2023	13,397,533	USD	1,988,439,072	JPY	—	(153)
JP Morgan Chase Bank NA	10/4/2023	366,147	CHF	400,294	USD	—	(4)
JP Morgan Chase Bank NA	10/4/2023	464,739	DKK	516,000	HKD	99	—
JP Morgan Chase Bank NA	10/4/2023	4,857,788	DKK	689,742	USD	6	—
JP Morgan Chase Bank NA	10/4/2023	4,973,984	EUR	5,266,454	USD	—	(36)
JP Morgan Chase Bank NA	10/4/2023	3,257,985	GBP	3,976,525	USD	30	—
JP Morgan Chase Bank NA	10/4/2023	49,900	ILS	11,973	CHF	19	—
JP Morgan Chase Bank NA	10/4/2023	2,392,648	ILS	628,513	USD	6	—
JP Morgan Chase Bank NA	10/4/2023	1,401,562,330	JPY	9,393,692	USD	79	—
JP Morgan Chase Bank NA	10/4/2023	8,801,328	NOK	827,142	USD	8	—
JP Morgan Chase Bank NA	10/4/2023	19,614,357	SEK	1,805,464	USD	18	—
JP Morgan Chase Bank NA	10/4/2023	1,145,310	SGD	839,150	USD	3	—
JP Morgan Chase Bank NA	10/5/2023	6,586,654	AUD	4,251,122	USD	53	—
JP Morgan Chase Bank NA	11/3/2023	6,372,491	USD	9,863,708	AUD	—	(235)
JP Morgan Chase Bank NA	11/3/2023	562,804	USD	513,166	CHF	2	—
JP Morgan Chase Bank NA	11/3/2023	1,250,419	USD	8,793,123	DKK	—	(44)
JP Morgan Chase Bank NA	11/3/2023	8,768,238	USD	8,271,103	EUR	41	—
JP Morgan Chase Bank NA	11/3/2023	6,634,723	USD	5,434,858	GBP	—	(58)
JP Morgan Chase Bank NA	11/3/2023	639,188	USD	2,430,089	ILS	—	(40)
JP Morgan Chase Bank NA	11/3/2023	1,443,529	USD	15,347,511	NOK	—	(22)
JP Morgan Chase Bank NA	11/3/2023	2,458,837	USD	26,680,258	SEK	—	(48)
JP Morgan Chase Bank NA	11/3/2023	841,473	USD	1,146,972	SGD	—	(7)
JP Morgan Chase Bank NA	11/6/2023	13,397,533	USD	1,988,447,110	JPY	—	(208)
Morgan Stanley & Co. International	10/4/2023	445,795	AUD	235,000	GBP	887	—
Morgan Stanley & Co. International	10/4/2023	366,147	CHF	400,294	USD	—	(4)
Morgan Stanley & Co. International	10/4/2023	4,857,671	DKK	689,742	USD	—	(10)
Morgan Stanley & Co. International	10/4/2023	4,973,979	EUR	5,266,454	USD	—	(41)
Morgan Stanley & Co. International	10/4/2023	3,257,989	GBP	3,976,525	USD	35	—
Morgan Stanley & Co. International	10/4/2023	2,392,622	ILS	628,513	USD	—	(1)
Morgan Stanley & Co. International	10/4/2023	1,401,561,316	JPY	9,393,692	USD	72	—
Morgan Stanley & Co. International	10/4/2023	8,801,199	NOK	827,142	USD	—	(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

Morgan Stanley & Co. International	10/4/2023	19,613,931	SEK	1,805,464	USD	—	(22)
Morgan Stanley & Co. International	10/4/2023	1,145,307	SGD	839,150	USD	1	—
Morgan Stanley & Co. International	10/4/2023	387,882	USD	341,572	CHF	14,458	—
Morgan Stanley & Co. International	10/4/2023	24,824	USD	22,010	CHF	761	—
Morgan Stanley & Co. International	10/4/2023	668,355	USD	4,582,321	DKK	17,720	—
Morgan Stanley & Co. International	10/4/2023	42,774	USD	297,295	DKK	562	—
Morgan Stanley & Co. International	10/4/2023	5,103,153	USD	4,695,443	EUR	131,652	—
Morgan Stanley & Co. International	10/4/2023	326,602	USD	304,594	EUR	4,100	—
Morgan Stanley & Co. International	10/4/2023	3,853,222	USD	3,040,492	GBP	142,129	—
Morgan Stanley & Co. International	10/4/2023	246,606	USD	196,408	GBP	6,879	—
Morgan Stanley & Co. International	10/4/2023	609,024	USD	2,310,663	ILS	2,042	—
Morgan Stanley & Co. International	10/4/2023	38,978	USD	147,963	ILS	110	—
Morgan Stanley & Co. International	10/4/2023	9,102,415	USD	1,319,045,576	JPY	261,701	—
Morgan Stanley & Co. International	10/4/2023	582,554	USD	85,664,727	JPY	8,398	—
Morgan Stanley & Co. International	10/4/2023	801,494	USD	8,517,793	NOK	991	—
Morgan Stanley & Co. International	10/4/2023	51,296	USD	551,058	NOK	—	(492)
Morgan Stanley & Co. International	10/4/2023	1,749,480	USD	19,129,530	SEK	—	(11,374)
Morgan Stanley & Co. International	10/4/2023	111,967	USD	1,244,466	SEK	—	(2,585)
Morgan Stanley & Co. International	10/4/2023	813,130	USD	1,096,722	SGD	9,577	—
Morgan Stanley & Co. International	10/4/2023	52,040	USD	70,778	SGD	182	—
Morgan Stanley & Co. International	10/4/2023	40,249	USD	55,000	SGD	—	(47)
Morgan Stanley & Co. International	10/5/2023	6,586,618	AUD	4,251,122	USD	30	—
Morgan Stanley & Co. International	10/5/2023	4,119,304	USD	6,353,519	AUD	18,599	—
Morgan Stanley & Co. International	10/5/2023	263,636	USD	413,164	AUD	—	(3,029)
Morgan Stanley & Co. International	11/3/2023	6,372,491	USD	9,863,728	AUD	—	(247)
Morgan Stanley & Co. International	11/3/2023	562,804	USD	513,165	CHF	2	—
Morgan Stanley & Co. International	11/3/2023	1,250,419	USD	8,793,043	DKK	—	(32)
Morgan Stanley & Co. International	11/3/2023	8,768,238	USD	8,271,135	EUR	8	—
Morgan Stanley & Co. International	11/3/2023	6,634,723	USD	5,434,903	GBP	—	(112)
Morgan Stanley & Co. International	11/3/2023	639,188	USD	2,430,053	ILS	—	(31)
Morgan Stanley & Co. International	11/3/2023	1,443,529	USD	15,347,574	NOK	—	(28)
Morgan Stanley & Co. International	11/3/2023	2,458,837	USD	26,679,849	SEK	—	(10)
Morgan Stanley & Co. International	11/3/2023	841,473	USD	1,146,974	SGD	—	(9)
Morgan Stanley & Co. International	11/6/2023	13,397,533	USD	1,988,442,314	JPY	—	(175)
Royal Bank of Canada	10/4/2023	208,000	DKK	4,405,173	JPY	12	—
UBS AG	10/4/2023	26,000	EUR	4,106,182	JPY	11	—
UBS AG	10/4/2023	162,103	ILS	6,348,000	JPY	40	—

						$2,421,664	$(59,733)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$196,321,767	$—	$—	$196,321,767
Investment of Cash Collateral for Securities Loaned	—	13,181,640	—	13,181,640

Total Investments in Securities	$196,321,767	$13,181,640	$—	$209,503,407

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,421,664	$—	$2,421,664
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(59,733)	$—	$(59,733)

Total - Net	$196,321,767	$15,543,571	$—	$211,865,338

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.5%

Brazil - 6.1%
Ambev SA	28,779	$75,380
B3 SA - Brasil Bolsa Balcao	44,347	108,892
Banco Santander Brasil SA	16,149	84,049
CCR SA	23,640	60,880
CPFL Energia SA	10,584	71,072
Energisa SA	5,916	55,257
Engie Brasil Energia SA	6,388	52,876
Equatorial Energia SA	10,398	66,603
Hypera SA	7,566	56,142
Localiza Rent a Car SA	8,631	100,981
Lojas Renner SA	17,173	45,976
Magazine Luiza SA*	43,858	18,576
Raia Drogasil SA	11,791	65,066
Rumo SA	12,767	58,208
Suzano SA	7,196	78,039
Telefonica Brasil SA	18,474	159,376
TIM SA	30,660	91,210
TOTVS SA	13,950	75,252

Total Brazil		1,323,835

Chile - 0.6%
Banco Santander Chile	1,868,959	86,089
Cia Cervecerias Unidas SA	5,635	35,625

Total Chile		121,714

China - 23.9%
3SBio, Inc.(a)	115,500	96,596
Airtac International Group	1,000	30,328
Akeso, Inc.*(a)	14,000	64,353
Alibaba Group Holding Ltd.*	52,000	568,346
ANTA Sports Products Ltd.	10,400	117,055
Bosideng International Holdings Ltd.	138,000	59,381
C&D International Investment Group Ltd.	23,000	55,974
Cambricon Technologies Corp. Ltd., Class A*	1,065	18,118
China Feihe Ltd.(a)	145,000	85,535
China Medical System Holdings Ltd.	76,000	115,089
China Meidong Auto Holdings Ltd.	76,000	41,630
Chow Tai Fook Jewellery Group Ltd.	59,600	89,797
East Buy Holding Ltd.*(a)(b)	22,500	106,153
ENN Energy Holdings Ltd.	18,400	152,710
Fuyao Glass Industry Group Co. Ltd., Class H(a)	16,800	77,009
Geely Automobile Holdings Ltd.	61,000	71,968
Giant Network Group Co. Ltd., Class A	12,000	21,313
Great Wall Motor Co. Ltd., Class H	63,500	75,728
H World Group Ltd., ADR*(b)	1,703	67,149
Haidilao International Holding Ltd.(a)	28,000	75,078
Haier Smart Home Co. Ltd., Class H	27,800	87,498
Hainan Airlines Holding Co. Ltd., Class A*	112,300	22,812
Hainan Airport Infrastructure Co. Ltd., Class A*	41,300	22,504
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	19,800	103,907
Hansoh Pharmaceutical Group Co. Ltd.(a)	80,000	108,889
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	6,400	21,469
Hengan International Group Co. Ltd.	20,600	65,626
Jiumaojiu International Holdings Ltd.(a)(b)	39,000	53,083
Kunlun Tech Co. Ltd., Class A*	4,700	24,733
Longfor Group Holdings Ltd.(a)	46,000	82,698
Meituan, Class B*(a)	16,500	241,437
MINISO Group Holding Ltd., ADR	2,755	71,355
Minth Group Ltd.	30,000	77,185
Nongfu Spring Co. Ltd., Class H(a)	21,800	125,258
PDD Holdings, Inc., ADR*	1,573	154,264
Pharmaron Beijing Co. Ltd., Class H(a)	48,800	116,145
Ping An Insurance Group Co. of China Ltd., Class H	32,000	183,252
Pop Mart International Group Ltd.(a)	18,400	54,388
Sany Heavy Equipment International Holdings Co. Ltd.	58,000	91,682
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	100,000	87,846
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	40,000	93,975
Shuangliang Eco-Energy Systems Co. Ltd., Class A	15,500	22,487
Silergy Corp.	2,000	18,866
Sino Biopharmaceutical Ltd.	257,000	92,866
Sinolink Securities Co. Ltd., Class A	21,800	27,797
Sinoma International Engineering Co., Class A	42,700	66,109
Sunresin New Materials Co. Ltd., Class A	2,700	21,642
Tingyi Cayman Islands Holding Corp.	70,000	97,780
Tongcheng Travel Holdings Ltd.*	15,600	34,260
Topsports International Holdings Ltd.(a)	58,000	44,064
Uni-President China Holdings Ltd.	91,000	63,906
Universal Scientific Industrial Shanghai Co. Ltd., Class A	26,600	53,268
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	8,262	67,983
Vipshop Holdings Ltd., ADR*	5,546	88,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2023

Investments	Shares	Value
Want Want China Holdings Ltd.	115,600	$75,425
Wintime Energy Group Co. Ltd., Class A*	119,200	22,741
WuXi AppTec Co. Ltd., Class H(a)(b)	8,800	105,339
Yadea Group Holdings Ltd.(a)	38,000	70,548
Yum China Holdings, Inc.	2,670	148,772
Zhejiang Longsheng Group Co. Ltd., Class A	18,100	23,079
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	5,700	23,236
Zhongsheng Group Holdings Ltd.	18,000	50,678
ZTO Express Cayman, Inc., ADR	4,419	106,807

Total China		5,205,760

Hungary - 0.4%
OTP Bank Nyrt	2,205	79,957

India - 18.0%
ABB India Ltd.	1,508	74,423
Adani Green Energy Ltd.*	7,379	87,718
Apollo Hospitals Enterprise Ltd.	1,034	63,973
Asian Paints Ltd.	3,136	119,375
AU Small Finance Bank Ltd.(a)	4,946	42,497
Aurobindo Pharma Ltd.	3,313	36,479
Axis Bank Ltd.	12,397	154,766
Bajaj Auto Ltd.	1,284	78,296
Bajaj Finserv Ltd.	2,613	48,466
Balkrishna Industries Ltd.	1,079	33,235
Bandhan Bank Ltd.(a)	8,263	25,035
Berger Paints India Ltd.	5,127	35,121
Berger Paints India Ltd.*	1,025	7,024
Bharti Airtel Ltd.	12,169	135,756
Britannia Industries Ltd.	527	28,794
CG Power & Industrial Solutions Ltd.	11,242	59,864
Cipla Ltd.	5,430	77,561
Colgate-Palmolive India Ltd.	2,852	68,879
Dabur India Ltd.	10,468	69,534
DLF Ltd.	10,443	66,764
Dr. Reddy’s Laboratories Ltd.	1,251	84,167
Eicher Motors Ltd.	1,090	45,245
Godrej Consumer Products Ltd.*	7,037	84,029
Godrej Properties Ltd.*	3,017	56,463
Grasim Industries Ltd.	2,404	56,231
Havells India Ltd.	4,459	74,581
HCL Technologies Ltd.	6,502	96,683
HDFC Bank Ltd.	12,173	223,740
HDFC Life Insurance Co. Ltd.(a)	6,049	46,430
Hero MotoCorp Ltd.	1,811	66,674
Hindustan Unilever Ltd.	4,333	128,652
ICICI Lombard General Insurance Co. Ltd.(a)	2,806	44,250
ICICI Prudential Life Insurance Co. Ltd.(a)	7,071	48,212
Info Edge India Ltd.	746	37,419
Infosys Ltd.	13,255	229,126
InterGlobe Aviation Ltd.*(a)	799	22,911
JSW Steel Ltd.	7,194	67,538
Jubilant Foodworks Ltd.	3,870	24,844
Kotak Mahindra Bank Ltd.	5,730	119,767
Marico Ltd.	13,174	89,102
Maruti Suzuki India Ltd.	711	90,848
Mphasis Ltd.	2,051	58,699
Page Industries Ltd.	69	32,388
PI Industries Ltd.	1,442	59,961
Samvardhana Motherson International Ltd.	20,217	23,372
Siemens Ltd.	1,200	53,070
Sona Blw Precision Forgings Ltd.(a)	3,129	21,983
SRF Ltd.	1,283	34,754
Sun Pharmaceutical Industries Ltd.	4,374	61,029
Tata Elxsi Ltd.	719	62,575
Tech Mahindra Ltd.	6,319	93,049
Torrent Pharmaceuticals Ltd.	2,428	56,404
UltraTech Cement Ltd.	1,208	120,083
United Spirits Ltd.*	3,779	45,837
UPL Ltd.	6,885	51,094
Wipro Ltd.	17,993	87,981

Total India		3,912,751

Indonesia - 1.4%
Bank Central Asia Tbk PT	277,600	158,513
Indofood CBP Sukses Makmur Tbk PT	41,400	29,667
Indofood Sukses Makmur Tbk PT	56,800	24,348
Sarana Menara Nusantara Tbk PT	385,000	23,915
Unilever Indonesia Tbk PT	304,900	73,784

Total Indonesia		310,227

Malaysia - 1.6%
AMMB Holdings Bhd	78,400	61,781
Hong Leong Bank Bhd	20,700	85,970
Hong Leong Financial Group Bhd	13,000	49,007
Inari Amertron Bhd	69,400	42,865
MR DIY Group M Bhd(a)	95,700	30,777
Nestle Malaysia Bhd	2,700	72,744

Total Malaysia		343,144

Mexico - 4.4%
Alfa SAB de CV, Class A	45,000	29,364
Arca Continental SAB de CV	13,202	120,241
Banco del Bajio SA(a)	24,300	76,640
Cemex SAB de CV, Series CPO*	147,910	96,771
Fibra Uno Administracion SA de CV	59,900	100,129
Gruma SAB de CV, Class B	2,039	35,021
Grupo Bimbo SAB de CV, Series A	30,097	145,510
Grupo Financiero Banorte SAB de CV, Class O	18,306	153,908
Grupo Televisa SAB, Series CPO	93,900	57,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2023

Investments	Shares	Value
Kimberly-Clark de Mexico SAB de CV, Class A	34,140	$68,168
Orbia Advance Corp. SAB de CV	26,500	55,216
Promotora y Operadora de Infraestructura SAB de CV	2,230	19,988

Total Mexico		958,176

Philippines - 0.5%
Bank of the Philippine Islands	26,570	52,599
International Container Terminal Services, Inc.	13,420	49,148

Total Philippines		101,747

Poland - 0.5%
Cyfrowy Polsat SA*	6,843	18,945
LPP SA	10	29,782
Santander Bank Polska SA*	815	67,216

Total Poland		115,943

Russia - 0.0%
Novolipetsk Steel PJSC*†	27,720	0
PhosAgro PJSC*†	1,147	0
PhosAgro PJSC, GDR*†(c)	3	0
Polyus PJSC*†	435	0
Polyus PJSC, GDR*†(c)	1	0
TCS Group Holding PLC, GDR*†(c)	872	0
X5 Retail Group NV, GDR*†(c)	2,404	0

Total Russia		0

South Africa - 5.3%
Absa Group Ltd.	9,408	87,306
Anglo American Platinum Ltd.	2,583	96,792
Clicks Group Ltd.	5,474	75,154
FirstRand Ltd.	37,193	126,073
Gold Fields Ltd.(b)	8,869	96,654
Harmony Gold Mining Co. Ltd.	12,932	48,751
Impala Platinum Holdings Ltd.(b)	19,100	100,227
Mr Price Group Ltd.(b)	5,088	37,527
Old Mutual Ltd.	117,931	75,493
Remgro Ltd.	6,994	55,130
Sibanye Stillwater Ltd.	48,940	75,932
Standard Bank Group Ltd.	10,984	107,115
Vodacom Group Ltd.	17,543	98,482
Woolworths Holdings Ltd.	22,849	82,266

Total South Africa		1,162,902

South Korea - 15.2%
CJ CheilJedang Corp.	263	59,835
CJ Corp.	376	25,022
CosmoAM&T Co. Ltd.*	184	20,372
Coway Co. Ltd.	906	27,729
DB Insurance Co. Ltd.	1,463	96,926
Doosan Bobcat, Inc.	759	28,686
F&F Co. Ltd.	274	22,945
Hana Financial Group, Inc.	2,913	91,638
Hankook Tire & Technology Co. Ltd.	2,051	60,189
Hanon Systems	5,206	36,343
HYBE Co. Ltd.*	124	21,871
Hyundai Glovis Co. Ltd.	421	57,531
Hyundai Steel Co.	1,752	49,402
KB Financial Group, Inc.	3,011	123,394
Korea Investment Holdings Co. Ltd.	669	26,326
Krafton, Inc.*	205	22,879
KT Corp.	3,066	75,321
LG Chem Ltd.	225	82,787
LG Display Co. Ltd.*	5,386	52,327
LG Electronics, Inc.	938	70,138
LG Energy Solution Ltd.*	224	79,099
LG Innotek Co. Ltd.	298	53,995
LG Uplus Corp.	15,459	118,686
Lotte Chemical Corp.	535	54,356
Meritz Financial Group, Inc.	2,302	94,168
Mirae Asset Securities Co. Ltd.	5,862	28,020
NAVER Corp.	397	59,282
NCSoft Corp.	123	20,281
NH Investment & Securities Co. Ltd.	4,648	35,203
Orion Corp.	250	23,770
Pan Ocean Co. Ltd.	7,085	26,042
POSCO Future M Co. Ltd.	282	75,129
Samsung Electro-Mechanics Co. Ltd.	605	61,603
Samsung Electronics Co. Ltd.	15,182	769,563
Samsung Engineering Co. Ltd.*	3,470	77,788
Samsung Fire & Marine Insurance Co. Ltd.	407	78,571
Samsung Life Insurance Co. Ltd.	1,184	61,683
Samsung SDI Co. Ltd.	285	108,137
Samsung SDS Co. Ltd.	464	46,489
Samsung Securities Co. Ltd.	1,646	44,828
Shinhan Financial Group Co. Ltd.	3,268	86,217
SK Hynix, Inc.	2,010	170,852
Woori Financial Group, Inc.	7,630	69,323

Total South Korea		3,294,746

Taiwan - 17.5%
Accton Technology Corp.	2,000	30,545
Acer, Inc.	40,000	44,981
Advantech Co. Ltd.	2,199	23,502
ASE Technology Holding Co. Ltd.	16,000	54,274
Asustek Computer, Inc.	5,000	56,845
AUO Corp.	43,000	21,846
Cathay Financial Holding Co. Ltd.	55,159	76,124
Cheng Shin Rubber Industry Co. Ltd.	18,000	23,699
China Development Financial Holding Corp.*	155,114	56,701
Compal Electronics, Inc.	38,000	36,139
CTBC Financial Holding Co. Ltd.	96,720	73,408
Delta Electronics, Inc.	9,000	90,473
E Ink Holdings, Inc.	7,000	38,924
E.Sun Financial Holding Co. Ltd.	71,816	53,950
Eclat Textile Co. Ltd.	2,000	30,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2023

Investments	Shares	Value
eMemory Technology, Inc.	500	$31,211
Far EasTone Telecommunications Co. Ltd.	45,000	101,346
Feng TAY Enterprise Co. Ltd.	5,944	33,697
Fubon Financial Holding Co. Ltd.	58,339	109,700
Giant Manufacturing Co. Ltd.	3,000	16,589
Global Unichip Corp.	500	21,143
Globalwafers Co. Ltd.	1,000	14,049
Hon Hai Precision Industry Co. Ltd.	41,880	134,927
Inventec Corp.	32,000	48,574
Largan Precision Co. Ltd.	500	33,069
Lite-On Technology Corp., ADR	18,014	67,803
MediaTek, Inc.	6,000	136,615
Micro-Star International Co. Ltd.	7,000	35,563
momo.com, Inc.	1,320	20,528
Nan Ya Plastics Corp.	9,000	18,568
Nan Ya Printed Circuit Board Corp.	2,000	16,512
Nanya Technology Corp.	9,000	18,290
Nien Made Enterprise Co. Ltd.	2,000	19,207
Novatek Microelectronics Corp.	2,000	26,208
Pegatron Corp.	11,000	26,102
Pou Chen Corp.	20,000	17,751
Powerchip Semiconductor Manufacturing Corp.	22,000	18,095
Quanta Computer, Inc.	18,000	133,548
Realtek Semiconductor Corp.	2,000	24,473
Shanghai Commercial & Savings Bank Ltd.	18,759	25,134
Shin Kong Financial Holding Co. Ltd.*	99,297	28,515
SinoPac Financial Holdings Co. Ltd.	89,794	48,401
Synnex Technology International Corp.	18,150	36,041
Taishin Financial Holding Co. Ltd.	79,299	43,972
Taiwan Mobile Co. Ltd.	13,000	38,097
Taiwan Semiconductor Manufacturing Co. Ltd.	79,000	1,279,937
Unimicron Technology Corp.	8,000	42,998
United Microelectronics Corp.	46,000	64,410
Vanguard International Semiconductor Corp.	8,000	16,852
Voltronic Power Technology Corp.	1,000	49,101
Walsin Lihwa Corp.	23,000	26,220
Wan Hai Lines Ltd.	11,440	17,117
Win Semiconductors Corp.	5,000	19,981
Winbond Electronics Corp.	22,000	17,243
Wistron Corp.	6,000	18,866
Wiwynn Corp.	1,000	46,313
WPG Holdings Ltd.	11,000	20,650
Yageo Corp.	1,000	16,264
Yuanta Financial Holding Co. Ltd.	113,419	88,014
Zhen Ding Technology Holding Ltd.	7,000	21,338

Total Taiwan		3,800,616

Thailand - 2.5%
Advanced Info Service PCL, NVDR	15,000	93,924
Bangkok Expressway & Metro PCL, NVDR	183,200	41,759
Central Pattana PCL, NVDR	43,400	75,388
Gulf Energy Development PCL, NVDR	22,600	28,240
Home Product Center PCL, NVDR	101,700	34,913
Indorama Ventures PCL, NVDR	95,800	68,405
Intouch Holdings PCL, NVDR	21,700	43,951
Kasikornbank PCL, NVDR	22,200	76,820
SCG Packaging PCL, NVDR	73,900	77,629

Total Thailand		541,029

Turkey - 1.5%
Tofas Turk Otomobil Fabrikasi AS	4,605	49,636
Turkcell Iletisim Hizmetleri AS*	95,598	185,861
Turkiye Is Bankasi AS, Class C	97,026	91,098

Total Turkey		326,595

United States - 0.1%
Parade Technologies Ltd.	1,000	30,483

TOTAL COMMON STOCKS (Cost: $19,723,121)		21,629,625

PREFERRED STOCKS - 0.6%

Brazil - 0.6%
Gerdau SA	8,652	41,711
Itausa SA	50,876	91,990

TOTAL PREFERRED STOCKS (Cost: $124,921)		133,701

RIGHTS - 0.0%

Brazil - 0.0%
Localiza Rent a Car SA, expiring 11/10/23* (Cost: $0)	63	201

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $53,723)	53,723	53,723

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $19,901,765)		21,817,250
Other Assets less Liabilities - (0.4)%		(80,299)

NET ASSETS - 100.0%		$21,736,951

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2023

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $493,091 and the total market value of the collateral held by the Fund was $520,632. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $466,909.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	21,629,625	—	—		21,629,625
Preferred Stocks	133,701	—	—		133,701
Rights	201	—	—		201
Investment of Cash Collateral for Securities Loaned	—	53,723	—		53,723

Total Investments in Securities	$21,763,527	$53,723	$0		$21,817,250

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 100.0%

Brazil - 5.9%

Aerospace & Defense - 0.1%
Embraer SA*	6,415	$22,070

Banks - 0.4%
Banco Bradesco SA	13,505	34,159
Banco Santander Brasil SA	3,074	15,999
Itau Unibanco Holding SA	3,147	14,499
Itausa SA	6,040	11,042

Total Banks		75,699

Beverages - 0.5%
Ambev SA	41,291	108,152

Broadline Retail - 0.0%
Magazine Luiza SA*	19,564	8,286

Capital Markets - 0.5%
B3 SA - Brasil Bolsa Balcao	47,611	116,906

Consumer Staples Distribution & Retail - 0.4%
Atacadao SA	4,766	8,475
Raia Drogasil SA	9,364	51,673
Sendas Distribuidora SA	6,362	15,456

Total Consumer Staples Distribution & Retail		75,604

Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	3,824	32,990

Electric Utilities - 0.4%
CPFL Energia SA	1,558	10,462
Energisa SA	1,692	15,804
Equatorial Energia SA	7,094	45,439
Transmissora Alianca de Energia Eletrica SA	1,895	13,085

Total Electric Utilities		84,790

Electrical Equipment - 0.4%
WEG SA	11,729	84,994

Food Products - 0.1%
BRF SA*	5,559	11,317

Ground Transportation - 0.6%
Localiza Rent a Car SA	6,304	73,756
Rumo SA	9,652	44,006

Total Ground Transportation		117,762

Health Care Providers & Services - 0.3%
Hapvida Participacoes e Investimentos SA*(a)	38,695	36,336
Rede D’Or Sao Luiz SA(a)	6,376	32,369

Total Health Care Providers & Services		68,705

Independent Power & Renewable Electricity Producers - 0.1%
Engie Brasil Energia SA	2,160	17,879

Metals & Mining - 0.1%
Cia Siderurgica Nacional SA	4,725	11,460

Oil, Gas & Consumable Fuels - 0.6%
3R Petroleum Oleo e Gas SA*	1,214	7,660
Cosan SA	11,213	38,398
PRIO SA*	5,037	47,339
Ultrapar Participacoes SA	6,333	23,724

Total Oil, Gas & Consumable Fuels		117,121

Paper & Forest Products - 0.3%
Suzano SA	6,616	71,749

Personal Care Products - 0.1%
Natura & Co. Holding SA*	7,976	23,202

Pharmaceuticals - 0.1%
Hypera SA	3,442	25,541

Real Estate Management & Development - 0.1%
Multiplan Empreendimentos Imobiliarios SA	2,460	12,076

Software - 0.1%
TOTVS SA	4,082	22,020

Specialty Retail - 0.3%
Lojas Renner SA	7,051	18,877
Vibra Energia SA	10,310	38,973

Total Specialty Retail		57,850

Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	512	6,645
Grupo De Moda Soma SA	4,749	6,310

Total Textiles, Apparel & Luxury Goods		12,955

Transportation Infrastructure - 0.1%
CCR SA	10,435	26,873

Wireless Telecommunication Services - 0.1%
TIM SA	6,477	19,268

Total Brazil		1,225,269

Chile - 0.5%

Banks - 0.2%
Banco de Chile	221,857	22,473
Banco de Credito e Inversiones SA	387	9,858
Banco Santander Chile	298,820	13,764

Total Banks		46,095

Broadline Retail - 0.0%
Falabella SA	4,281	9,516

Consumer Staples Distribution & Retail - 0.1%
Cencosud SA	6,866	12,950

Marine Transportation - 0.0%
Cia Sud Americana de Vapores SA	89,219	5,323

Oil, Gas & Consumable Fuels - 0.1%
Empresas Copec SA	1,894	13,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Paper & Forest Products - 0.1%
Empresas CMPC SA	6,669	$12,214

Total Chile		99,455

Czech Republic - 0.2%

Banks - 0.2%
Komercni Banka AS	1,487	43,439

Hungary - 0.3%

Banks - 0.1%
OTP Bank Nyrt	1,167	42,317

Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC	2,022	15,403

Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	557	13,539

Total Hungary		71,259

India - 27.0%

Automobile Components - 0.7%
Apollo Tyres Ltd.	2,053	9,114
Balkrishna Industries Ltd.	496	15,278
Bharat Forge Ltd.	1,614	21,216
Bosch Ltd.	56	12,826
Motherson Sumi Wiring India Ltd.	12,698	9,855
MRF Ltd.	19	24,549
Samvardhana Motherson International Ltd.	11,500	13,295
Sona Blw Precision Forgings Ltd.(a)	1,238	8,698
Sundram Fasteners Ltd.	728	11,048
Tube Investments of India Ltd.	650	23,391
UNO Minda Ltd.	1,190	8,590

Total Automobile Components		157,860

Automobiles - 2.2%
Bajaj Auto Ltd.	511	31,160
Eicher Motors Ltd.	975	40,471
Hero MotoCorp Ltd.	871	32,067
Mahindra & Mahindra Ltd.	6,710	125,588
Maruti Suzuki India Ltd.	909	116,148
Tata Motors Ltd.	12,104	91,857
TVS Motor Co. Ltd.	1,446	26,499

Total Automobiles		463,790

Banks - 3.9%
AU Small Finance Bank Ltd.(a)	2,117	18,189
Axis Bank Ltd.	17,036	212,680
Bandhan Bank Ltd.(a)	4,720	14,301
Federal Bank Ltd.	9,669	17,139
ICICI Bank Ltd.	33,319	381,935
IDFC First Bank Ltd.*	18,482	21,255
Kotak Mahindra Bank Ltd.	7,180	150,074

Total Banks		815,573

Beverages - 0.4%
Radico Khaitan Ltd.	519	7,524
United Breweries Ltd.	480	9,000
United Spirits Ltd.*	2,074	25,157
Varun Beverages Ltd.	3,081	35,087

Total Beverages		76,768

Biotechnology - 0.1%
Biocon Ltd.	3,241	10,624

Building Products - 0.1%
Astral Ltd.	892	20,543
Kajaria Ceramics Ltd.	616	9,807

Total Building Products		30,350

Capital Markets - 0.1%
HDFC Asset Management Co. Ltd.(a)	520	16,578
IDFC Ltd.	7,499	11,636

Total Capital Markets		28,214

Chemicals - 1.4%
Aarti Industries Ltd.	1,286	7,610
Asian Paints Ltd.	3,110	118,385
Atul Ltd.	112	9,503
Berger Paints India Ltd.*	348	2,382
Berger Paints India Ltd.	1,739	11,913
Carborundum Universal Ltd.	680	9,638
Coromandel International Ltd.	790	10,905
Deepak Nitrite Ltd.	408	10,418
Gujarat Fluorochemicals Ltd.	239	8,778
Navin Fluorine International Ltd.	216	9,798
PI Industries Ltd.	534	22,205
Solar Industries India Ltd.	151	8,765
SRF Ltd.	935	25,327
Supreme Industries Ltd.	447	22,185
Tata Chemicals Ltd.	895	11,114

Total Chemicals		288,926

Construction & Engineering - 0.1%
Voltas Ltd.	1,606	16,696

Construction Materials - 1.1%
ACC Ltd.	592	14,345
Ambuja Cements Ltd.	5,029	25,726
Dalmia Bharat Ltd.	592	17,141
Grasim Industries Ltd.	2,515	58,828
JK Cement Ltd.	231	8,845
Ramco Cements Ltd.	991	10,862
Shree Cement Ltd.	72	22,079
UltraTech Cement Ltd.	790	78,531

Total Construction Materials		236,357

Consumer Staples Distribution & Retail - 0.2%
Avenue Supermarts Ltd.*(a)	989	43,775

Diversified Telecommunication Services - 0.1%
Indus Towers Ltd.*	5,376	12,410

Electrical Equipment - 0.4%
ABB India Ltd.	328	16,187
CG Power & Industrial Solutions Ltd.	4,408	23,473
Havells India Ltd.	1,699	28,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Polycab India Ltd.	304	$19,560

Total Electrical Equipment		87,638

Electronic Equipment, Instruments & Components - 0.0%
Honeywell Automation India Ltd.	16	7,679

Entertainment - 0.0%
PVR Inox Ltd.*	296	6,120

Financial Services - 0.2%
Bajaj Finserv Ltd.	2,463	45,684

Food Products - 0.9%
Britannia Industries Ltd.	829	45,294
Marico Ltd.	3,712	25,106
Nestle India Ltd.	234	63,422
Patanjali Foods Ltd.	424	6,327
Tata Consumer Products Ltd.	4,311	45,523

Total Food Products		185,672

Gas Utilities - 0.0%
Gujarat Gas Ltd.	1,566	7,975

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	688	42,567
Dr. Lal PathLabs Ltd.(a)	279	8,481
Fortis Healthcare Ltd.	3,298	13,501
Max Healthcare Institute Ltd.	4,863	33,228

Total Health Care Providers & Services		97,777

Hotels, Restaurants & Leisure - 0.3%
Indian Hotels Co. Ltd.	5,503	27,243
Jubilant Foodworks Ltd.	2,699	17,327
Zomato Ltd.*	13,164	16,090

Total Hotels, Restaurants & Leisure		60,660

Household Durables - 0.2%
Crompton Greaves Consumer Electricals Ltd.	4,065	15,167
Dixon Technologies India Ltd.	279	17,771

Total Household Durables		32,938

Independent Power & Renewable Electricity Producers - 0.2%
Adani Green Energy Ltd.*	2,758	32,786

Industrial Conglomerates - 0.1%
Siemens Ltd.	608	26,889

Insurance - 0.5%
HDFC Life Insurance Co. Ltd.(a)	6,410	49,201
ICICI Lombard General Insurance Co. Ltd.(a)	1,799	28,370
ICICI Prudential Life Insurance Co. Ltd.(a)	2,652	18,082
Max Financial Services Ltd.*	1,558	17,069

Total Insurance		112,722

Interactive Media & Services - 0.1%
Info Edge India Ltd.	496	24,879

IT Services - 3.3%
Coforge Ltd.	264	16,228
HCL Technologies Ltd.	6,858	101,976
Infosys Ltd.	24,139	417,266
Mphasis Ltd.	520	14,882
Persistent Systems Ltd.	320	22,338
Tech Mahindra Ltd.	4,207	61,949
Wipro Ltd.	9,707	47,465

Total IT Services		682,104

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	921	41,759

Machinery - 0.4%
Ashok Leyland Ltd.	9,486	20,219
Cummins India Ltd.	871	17,792
Elgi Equipments Ltd.	1,390	8,553
Grindwell Norton Ltd.	351	8,786
Schaeffler India Ltd.	264	10,539
SKF India Ltd.	168	10,341
Thermax Ltd.	264	9,889

Total Machinery		86,119

Media - 0.1%
Zee Entertainment Enterprises Ltd.*	6,372	20,300

Metals & Mining - 0.8%
APL Apollo Tubes Ltd.	1,110	21,721
JSW Steel Ltd.	6,127	57,521
Tata Steel Ltd.	50,973	79,122
Vedanta Ltd.	6,429	17,230

Total Metals & Mining		175,594

Oil, Gas & Consumable Fuels - 3.1%
Reliance Industries Ltd.	22,856	645,430

Passenger Airlines - 0.1%
InterGlobe Aviation Ltd.*(a)	632	18,122

Personal Care Products - 1.4%
Colgate-Palmolive India Ltd.	931	22,485
Dabur India Ltd.	4,382	29,107
Emami Ltd.	1,452	9,415
Godrej Consumer Products Ltd.*	2,821	33,686
Hindustan Unilever Ltd.	6,398	189,965

Total Personal Care Products		284,658

Pharmaceuticals - 1.5%
Alkem Laboratories Ltd.	248	10,769
Aurobindo Pharma Ltd.	1,806	19,885
Cipla Ltd.	3,659	52,265
Dr. Reddy’s Laboratories Ltd.	840	56,515
Ipca Laboratories Ltd.	915	10,310
Laurus Labs Ltd.(a)	2,395	11,404
Lupin Ltd.	1,478	20,846
Sun Pharmaceutical Industries Ltd.	6,960	97,111
Torrent Pharmaceuticals Ltd.	624	14,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Zydus Lifesciences Ltd.	1,590	$11,775

Total Pharmaceuticals		305,376

Professional Services - 0.0%
Computer Age Management Services Ltd.	215	6,500

Real Estate Management & Development - 0.4%
DLF Ltd.	4,343	27,766
Godrej Properties Ltd.*	735	13,756
Macrotech Developers Ltd.(a)	1,542	14,854
Oberoi Realty Ltd.	895	12,441
Phoenix Mills Ltd.	568	12,410

Total Real Estate Management & Development		81,227

Software - 0.2%
KPIT Technologies Ltd.	1,223	16,970
Tata Elxsi Ltd.	248	21,584

Total Software		38,554

Specialty Retail - 0.2%
Aditya Birla Fashion & Retail Ltd.*	2,171	5,601
Trent Ltd.	1,119	28,031

Total Specialty Retail		33,632

Textiles, Apparel & Luxury Goods - 0.6%
Bata India Ltd.	447	8,658
Page Industries Ltd.	37	17,367
Titan Co. Ltd.	2,801	106,210

Total Textiles, Apparel & Luxury Goods		132,235

Transportation Infrastructure - 0.1%
GMR Airports Infrastructure Ltd.*	17,879	12,821

Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd.	15,881	177,167

Total India		5,652,360

Indonesia - 3.0%

Banks - 1.4%
Bank Central Asia Tbk PT	504,600	288,133

Broadline Retail - 0.2%
GoTo Gojek Tokopedia Tbk PT*	9,400,700	51,702

Chemicals - 0.1%
Barito Pacific Tbk PT	241,858	20,344

Construction Materials - 0.1%
Indocement Tunggal Prakarsa Tbk PT	16,800	10,816

Consumer Staples Distribution & Retail - 0.1%
Sumber Alfaria Trijaya Tbk PT	177,300	33,957

Diversified Telecommunication Services - 0.1%
Sarana Menara Nusantara Tbk PT	226,700	14,082

Food Products - 0.2%
Charoen Pokphand Indonesia Tbk PT*	71,400	25,063
Indofood CBP Sukses Makmur Tbk PT	19,300	13,830
Indofood Sukses Makmur Tbk PT	31,500	13,503

Total Food Products		52,396

Household Products - 0.1%
Unilever Indonesia Tbk PT	51,900	12,559

Industrial Conglomerates - 0.4%
Astra International Tbk PT	194,900	78,502

Media - 0.1%
Elang Mahkota Teknologi Tbk PT	348,400	13,188

Metals & Mining - 0.1%
Merdeka Copper Gold Tbk PT*	129,200	24,076

Pharmaceuticals - 0.1%
Kalbe Farma Tbk PT	181,600	20,622

Total Indonesia		620,377

Malaysia - 1.5%

Banks - 0.4%
Hong Leong Bank Bhd	16,000	66,450
Hong Leong Financial Group Bhd	4,800	18,095

Total Banks		84,545

Food Products - 0.5%
Nestle Malaysia Bhd	1,300	35,025
PPB Group Bhd	15,000	49,454
QL Resources Bhd	24,800	28,840

Total Food Products		113,319

Hotels, Restaurants & Leisure - 0.2%
Genting Malaysia Bhd	64,000	34,077

Metals & Mining - 0.3%
Press Metal Aluminium Holdings Bhd	69,800	70,019

Specialty Retail - 0.1%
MR DIY Group M Bhd(a)	63,800	20,518

Total Malaysia		322,478

Mexico - 4.1%

Banks - 0.5%
Banco del Bajio SA(a)	4,016	12,666
Grupo Financiero Banorte SAB de CV, Class O	11,900	100,049

Total Banks		112,715

Beverages - 0.7%
Arca Continental SAB de CV	2,700	24,591
Coca-Cola Femsa SAB de CV	2,900	22,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Fomento Economico Mexicano SAB de CV	9,500	$104,044

Total Beverages		151,460

Chemicals - 0.1%
Orbia Advance Corp. SAB de CV	6,300	13,127

Construction Materials - 0.3%
Cemex SAB de CV, Series CPO*	80,604	52,736

Consumer Staples Distribution & Retail - 0.5%
Wal-Mart de Mexico SAB de CV	27,100	102,297

Diversified REITs - 0.2%
Concentradora Fibra Danhos SA de CV	6,348	7,156
Fibra Uno Administracion SA de CV	15,900	26,578

Total Diversified REITs		33,734

Diversified Telecommunication Services - 0.0%
Controladora AXTEL SAB de CV*	19,182	243

Food Products - 0.3%
Gruma SAB de CV, Class B	1,080	18,549
Grupo Bimbo SAB de CV, Series A	7,292	35,255

Total Food Products		53,804

Household Products - 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	8,000	15,974

Industrial Conglomerates - 0.1%
Alfa SAB de CV, Class A	16,800	10,962
Grupo Carso SAB de CV, Series A1	2,700	19,834

Total Industrial Conglomerates		30,796

Media - 0.0%
Grupo Televisa SAB, Series CPO	13,500	8,227

Metals & Mining - 0.4%
Grupo Mexico SAB de CV, Series B	16,995	80,669
Industrias Penoles SAB de CV*	805	9,517

Total Metals & Mining		90,186

Real Estate Management & Development - 0.1%
Corp. Inmobiliaria Vesta SAB de CV	4,000	13,232

Transportation Infrastructure - 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV	1,400	15,237
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,884	31,053
Grupo Aeroportuario del Sureste SAB de CV, Class B	955	23,440
Promotora y Operadora de Infraestructura SAB de CV	1,125	10,084

Total Transportation Infrastructure		79,814

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, Series B	104,464	90,708

Total Mexico		849,053

Philippines - 1.1%

Banks - 0.3%
Bank of the Philippine Islands	10,391	20,570
BDO Unibank, Inc.	11,738	29,441
Metropolitan Bank & Trust Co.	10,230	9,764

Total Banks		59,775

Food Products - 0.1%
Monde Nissin Corp.*(a)	49,500	7,901
Universal Robina Corp.	5,360	11,264

Total Food Products		19,165

Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp.	2,320	9,407

Industrial Conglomerates - 0.3%
Ayala Corp.	1,350	14,890
JG Summit Holdings, Inc.	16,800	11,313
SM Investments Corp.	2,640	39,360

Total Industrial Conglomerates		65,563

Real Estate Management & Development - 0.3%
Ayala Land, Inc.	33,600	17,490
SM Prime Holdings, Inc.	64,800	34,705

Total Real Estate Management & Development		52,195

Transportation Infrastructure - 0.1%
International Container Terminal Services, Inc.	3,880	14,210

Wireless Telecommunication Services - 0.0%
PLDT, Inc.	495	10,289

Total Philippines		230,604

Poland - 1.0%

Banks - 0.4%
Bank Polska Kasa Opieki SA	2,147	49,654
Santander Bank Polska SA*	455	37,525

Total Banks		87,179

Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA*(a)	670	54,490

Entertainment - 0.1%
CD Projekt SA	782	22,429

Software - 0.1%
Asseco Poland SA	899	14,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA	14	$41,695

Total Poland		220,560

Saudi Arabia - 3.2%

Banks - 2.0%
Al Rajhi Bank	14,641	265,068
Alinma Bank	7,266	64,708
Arab National Bank	1,345	8,607
Bank Al-Jazira*	3,562	15,956
Bank AlBilad	3,437	38,764
Saudi Awwal Bank	2,598	23,899

Total Banks		417,002

Chemicals - 0.2%
Advanced Petrochemical Co.	1,047	11,195
National Industrialization Co.*	2,699	9,139
Sahara International Petrochemical Co.	2,731	27,525

Total Chemicals		47,859

Construction Materials - 0.0%
Saudi Cement Co.	468	6,514

Consumer Staples Distribution & Retail - 0.1%
Abdullah Al Othaim Markets Co.	3,358	12,141
Nahdi Medical Co.	320	12,304

Total Consumer Staples Distribution & Retail		24,445

Food Products - 0.1%
Savola Group	1,854	17,821

Health Care Providers & Services - 0.3%
Dallah Healthcare Co.	232	8,821
Dr. Sulaiman Al Habib Medical Services Group Co.	561	35,242
Mouwasat Medical Services Co.	685	18,812

Total Health Care Providers & Services		62,875

Media - 0.1%
Saudi Research & Media Group*	224	9,819

Real Estate Management & Development - 0.1%
Dar Al Arkan Real Estate Development Co.*	4,263	17,914

Specialty Retail - 0.1%
Jarir Marketing Co.	4,396	16,996

Wireless Telecommunication Services - 0.2%
Etihad Etisalat Co.	2,799	33,248
Mobile Telecommunications Co. Saudi Arabia	2,969	10,418

Total Wireless Telecommunication Services		43,666

Total Saudi Arabia		664,911

South Africa - 5.1%

Banks - 1.0%
Absa Group Ltd.	5,227	48,506
Capitec Bank Holdings Ltd.	534	48,649
Nedbank Group Ltd.	3,017	32,402
Standard Bank Group Ltd.	8,376	81,682

Total Banks		211,239

Broadline Retail - 1.2%
Naspers Ltd., Class N	1,343	215,682
Woolworths Holdings Ltd.	6,874	24,749

Total Broadline Retail		240,431

Capital Markets - 0.1%
Investec Ltd.	1,982	11,459

Consumer Staples Distribution & Retail - 0.5%
Bid Corp. Ltd.	2,035	45,611
Clicks Group Ltd.	1,452	19,935
Pick n Pay Stores Ltd.	2,291	4,499
Shoprite Holdings Ltd.	3,100	39,465

Total Consumer Staples Distribution & Retail		109,510

Diversified REITs - 0.1%
Growthpoint Properties Ltd.	19,412	10,871
Redefine Properties Ltd.	42,621	8,031

Total Diversified REITs		18,902

Financial Services - 0.7%
FirstRand Ltd.	34,507	116,969
Remgro Ltd.	3,281	25,862

Total Financial Services		142,831

Food Products - 0.0%
Tiger Brands Ltd.	1,142	9,302

Insurance - 0.4%
Discovery Ltd.*	3,218	23,429
Momentum Metropolitan Holdings	5,538	5,809
Old Mutual Ltd.	28,192	18,047
Sanlam Ltd.	11,650	40,609

Total Insurance		87,894

Media - 0.1%
MultiChoice Group*	2,915	11,456

Metals & Mining - 0.7%
Anglo American Platinum Ltd.	381	14,277
Gold Fields Ltd.	5,361	58,424
Harmony Gold Mining Co. Ltd.	2,708	10,208
Impala Platinum Holdings Ltd.	4,828	25,335
Kumba Iron Ore Ltd.	392	9,463
Northam Platinum Holdings Ltd.	1,494	9,105
Sibanye Stillwater Ltd.	16,972	26,333

Total Metals & Mining		153,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd.	2,475	$22,573

Specialty Retail - 0.1%
Motus Holdings Ltd.	1,103	5,505
Mr Price Group Ltd.	1,726	12,730
Pepkor Holdings Ltd.(a)	8,961	8,205

Total Specialty Retail		26,440

Wireless Telecommunication Services - 0.1%
Vodacom Group Ltd.	4,544	25,509

Total South Africa		1,070,691

South Korea - 19.1%

Air Freight & Logistics - 0.1%
Hyundai Glovis Co. Ltd.	121	16,535

Automobile Components - 0.1%
Hankook Tire & Technology Co. Ltd.	495	14,527
Hanon Systems	1,143	7,979
HL Mando Co. Ltd.	200	6,225

Total Automobile Components		28,731

Automobiles - 1.0%
Hyundai Motor Co.	827	117,118
Kia Corp.	1,602	96,638

Total Automobiles		213,756

Banks - 1.3%
BNK Financial Group, Inc.	1,582	8,031
Hana Financial Group, Inc.	1,564	49,201
KakaoBank Corp.	1,955	33,829
KB Financial Group, Inc.	2,085	85,446
Shinhan Financial Group Co. Ltd.	2,755	72,683
Woori Financial Group, Inc.	3,545	32,208

Total Banks		281,398

Biotechnology - 0.4%
Alteogen, Inc.*	287	14,484
Celltrion, Inc.	594	61,275
SK Bioscience Co. Ltd.*	160	8,027

Total Biotechnology		83,786

Broadline Retail - 0.0%
Hanwha Galleria Corp.*	704	593
Shinsegae, Inc.	55	7,748

Total Broadline Retail		8,341

Capital Markets - 0.1%
Korea Investment Holdings Co. Ltd.	248	9,759
Mirae Asset Securities Co. Ltd.	1,566	7,485
Samsung Securities Co. Ltd.	360	9,805

Total Capital Markets		27,049

Chemicals - 1.0%
Ecopro Co. Ltd.	103	68,773
Hansol Chemical Co. Ltd.	71	8,829
Hanwha Solutions Corp.*	677	14,926
Kumho Petrochemical Co. Ltd.	96	9,540
LG Chem Ltd.	235	86,466
Lotte Chemical Corp.	88	8,941
SKC Co. Ltd.	104	5,850

Total Chemicals		203,325

Construction & Engineering - 0.1%
GS Engineering & Construction Corp.	436	4,533
Hyundai Engineering & Construction Co. Ltd.	416	11,176
Samsung Engineering Co. Ltd.*	686	15,378

Total Construction & Engineering		31,087

Consumer Staples Distribution & Retail - 0.1%
BGF Retail Co. Ltd.	48	5,016
E-MART, Inc.	120	6,260

Total Consumer Staples Distribution & Retail		11,276

Diversified Telecommunication Services - 0.0%
LG Uplus Corp.	1,334	10,242

Electrical Equipment - 1.0%
CS Wind Corp.	95	3,837
Doosan Enerbility Co. Ltd.*	2,323	28,284
Ecopro BM Co. Ltd.	272	50,998
LG Energy Solution Ltd.*	200	70,624
LS Corp.	120	9,035
POSCO Future M Co. Ltd.	167	44,491

Total Electrical Equipment		207,269

Electronic Equipment, Instruments & Components - 0.9%
L&F Co. Ltd.	131	16,834
LG Display Co. Ltd.*	1,033	10,036
LG Innotek Co. Ltd.	80	14,495
Samsung Electro-Mechanics Co. Ltd.	304	30,954
Samsung SDI Co. Ltd.	279	105,861

Total Electronic Equipment, Instruments & Components		178,180

Entertainment - 0.4%
HYBE Co. Ltd.*	111	19,578
Kakao Games Corp.*	263	4,960
Krafton, Inc.*	242	27,008
NCSoft Corp.	99	16,324
Pearl Abyss Corp.*	279	9,635

Total Entertainment		77,505

Food Products - 0.1%
CJ CheilJedang Corp.	47	10,693
Orion Corp.	145	13,786

Total Food Products		24,479

Health Care Equipment & Supplies - 0.1%
HLB, Inc.*	629	13,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Health Care Providers & Services - 0.1%
Celltrion Healthcare Co. Ltd.	576	$26,892

Household Durables - 0.3%
Coway Co. Ltd.	311	9,519
LG Electronics, Inc.	582	43,518

Total Household Durables		53,037

Industrial Conglomerates - 0.6%
GS Holdings Corp.	488	14,429
LG Corp.	688	42,726
Lotte Corp.	232	4,376
Samsung C&T Corp.	463	36,919
SK Square Co. Ltd.*	488	15,352
SK, Inc.	200	21,669

Total Industrial Conglomerates		135,471

Insurance - 0.4%
DB Insurance Co. Ltd.	255	16,894
Hyundai Marine & Fire Insurance Co. Ltd.	205	4,930
Samsung Fire & Marine Insurance Co. Ltd.	176	33,976
Samsung Life Insurance Co. Ltd.	512	26,674

Total Insurance		82,474

Interactive Media & Services - 1.0%
Kakao Corp.	1,945	63,349
NAVER Corp.	1,020	152,312

Total Interactive Media & Services		215,661

IT Services - 0.1%
Samsung SDS Co. Ltd.	231	23,144

Life Sciences Tools & Services - 0.3%
Samsung Biologics Co. Ltd.*(a)	112	56,523

Machinery - 0.3%
HD Hyundai Heavy Industries Co. Ltd.*	112	10,060
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	232	19,084
Hyundai Rotem Co. Ltd.*	408	8,390
Samsung Heavy Industries Co. Ltd.*	4,105	23,850

Total Machinery		61,384

Media - 0.0%
Cheil Worldwide, Inc.	448	6,657

Metals & Mining - 0.9%
Hyundai Steel Co.	424	11,956
Korea Zinc Co. Ltd.	71	26,624
POSCO Holdings, Inc.	386	153,038

Total Metals & Mining		191,618

Oil, Gas & Consumable Fuels - 0.2%
HD Hyundai Co. Ltd.	232	11,399
SK Innovation Co. Ltd.*	272	29,994

Total Oil, Gas & Consumable Fuels		41,393

Passenger Airlines - 0.1%
Korean Air Lines Co. Ltd.	1,019	16,424

Personal Care Products - 0.2%
Amorepacific Corp.	176	15,912
LG H&H Co. Ltd.	54	17,868

Total Personal Care Products		33,780

Pharmaceuticals - 0.2%
Hanmi Pharm Co. Ltd.	40	8,863
SK Biopharmaceuticals Co. Ltd.*	184	11,754
Yuhan Corp.	271	15,223

Total Pharmaceuticals		35,840

Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix, Inc.	2,606	221,512

Specialty Retail - 0.1%
Hotel Shilla Co. Ltd.	167	10,482

Technology Hardware, Storage & Peripherals - 6.4%
Samsung Electronics Co. Ltd.	26,436	1,340,020

Textiles, Apparel & Luxury Goods - 0.1%
F&F Co. Ltd.	91	7,620
Fila Holdings Corp.	304	8,133

Total Textiles, Apparel & Luxury Goods		15,753

Total South Korea		3,985,008

Taiwan - 24.0%

Automobile Components - 0.1%
Cheng Shin Rubber Industry Co. Ltd.	15,000	19,749

Banks - 1.4%
CTBC Financial Holding Co. Ltd.	114,000	86,523
E.Sun Financial Holding Co. Ltd.	93,144	69,972
Far Eastern International Bank	23,000	8,301
Shanghai Commercial & Savings Bank Ltd.	27,392	36,700
SinoPac Financial Holdings Co. Ltd.	72,938	39,315
Taichung Commercial Bank Co. Ltd.	17,159	7,787
Taishin Financial Holding Co. Ltd.	76,226	42,269
Union Bank of Taiwan	16,600	6,840

Total Banks		297,707

Chemicals - 0.8%
Formosa Chemicals & Fibre Corp.	24,000	45,724
Formosa Plastics Corp.	26,000	64,274
Nan Ya Plastics Corp.	33,000	68,085

Total Chemicals		178,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Communications Equipment - 0.2%
Accton Technology Corp.	3,000	$45,817

Construction Materials - 0.1%
Asia Cement Corp.	16,000	19,702

Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp.	4,000	32,527

Electrical Equipment - 0.3%
Tatung Co. Ltd.*	14,000	19,256
Teco Electric & Machinery Co. Ltd.	13,000	20,942
Walsin Lihwa Corp.	17,000	19,380

Total Electrical Equipment		59,578

Electronic Equipment, Instruments & Components - 3.0%
AUO Corp.	46,000	23,370
Chroma ATE, Inc.	3,000	25,650
Compeq Manufacturing Co. Ltd.	8,000	13,135
Delta Electronics, Inc.	11,000	110,578
Elite Material Co. Ltd.	4,000	53,035
Genius Electronic Optical Co. Ltd.	1,000	11,400
Hon Hai Precision Industry Co. Ltd.	71,000	228,745
Innolux Corp.*	53,288	21,708
Nan Ya Printed Circuit Board Corp.	1,000	8,256
Sinbon Electronics Co. Ltd.	1,000	10,021
Synnex Technology International Corp.	8,000	15,886
Tripod Technology Corp.	2,000	11,927
Unimicron Technology Corp.	8,000	42,998
WPG Holdings Ltd.	8,000	15,018
Yageo Corp.	2,000	32,527

Total Electronic Equipment, Instruments & Components		624,254

Financial Services - 0.3%
Yuanta Financial Holding Co. Ltd.	76,945	59,710

Food Products - 0.4%
Lien Hwa Industrial Holdings Corp.	8,000	15,464
Uni-President Enterprises Corp.	29,000	62,976

Total Food Products		78,440

Industrial Conglomerates - 0.1%
Far Eastern New Century Corp.	24,000	21,375

Insurance - 1.1%
Cathay Financial Holding Co. Ltd.	51,101	70,524
China Development Financial Holding Corp.*	103,000	37,651
Fubon Financial Holding Co. Ltd.	49,312	92,726
Shin Kong Financial Holding Co. Ltd.*	88,000	25,271

Total Insurance		226,172

Leisure Products - 0.1%
Giant Manufacturing Co. Ltd.	2,036	11,258
Merida Industry Co. Ltd.	3,000	16,264

Total Leisure Products		27,522

Machinery - 0.1%
Hiwin Technologies Corp.	2,000	12,608

Marine Transportation - 0.2%
Evergreen Marine Corp. Taiwan Ltd.	6,000	21,561
Wan Hai Lines Ltd.	8,000	11,970

Total Marine Transportation		33,531

Metals & Mining - 0.1%
TA Chen Stainless Pipe	13,200	15,068

Oil, Gas & Consumable Fuels - 0.1%
Formosa Petrochemical Corp.	10,000	24,969

Passenger Airlines - 0.1%
Eva Airways Corp.	16,000	14,746

Real Estate Management & Development - 0.1%
Highwealth Construction Corp.	8,910	10,889
Ruentex Development Co. Ltd.	10,350	11,286

Total Real Estate Management & Development		22,175

Semiconductors & Semiconductor Equipment - 11.9%
ASE Technology Holding Co. Ltd.	22,000	74,627
King Yuan Electronics Co. Ltd.	8,000	18,835
Macronix International Co. Ltd.	10,000	9,805
MediaTek, Inc.	9,000	204,922
Nanya Technology Corp.	8,000	16,257
Novatek Microelectronics Corp.	3,000	39,312
Powerchip Semiconductor Manufacturing Corp.	18,000	14,805
Powertech Technology, Inc.	5,000	15,722
Realtek Semiconductor Corp.	3,000	36,709
Taiwan Semiconductor Manufacturing Co. Ltd.	120,000	1,944,208
United Microelectronics Corp.	71,000	99,416
Winbond Electronics Corp.	16,000	12,540

Total Semiconductors & Semiconductor Equipment		2,487,158

Specialty Retail - 0.2%
Hotai Motor Co. Ltd.	2,020	40,988

Technology Hardware, Storage & Peripherals - 2.6%
Acer, Inc.	21,000	23,615
Advantech Co. Ltd.	2,299	24,571
Asustek Computer, Inc.	5,000	56,846
Catcher Technology Co. Ltd.	4,000	22,614
Compal Electronics, Inc.	24,000	22,825
Gigabyte Technology Co. Ltd.	3,000	26,161
Inventec Corp.	19,000	28,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Lite-On Technology Corp., ADR	15,000	$56,458
Micro-Star International Co. Ltd.	5,000	25,402
Pegatron Corp.	15,000	35,594
Qisda Corp.	14,000	19,365
Quanta Computer, Inc.	18,000	133,548
Wistron Corp.	21,000	66,031

Total Technology Hardware, Storage & Peripherals		541,871

Textiles, Apparel & Luxury Goods - 0.3%
Eclat Textile Co. Ltd.	1,000	15,086
Feng TAY Enterprise Co. Ltd.	3,360	19,048
Makalot Industrial Co. Ltd.	2,000	20,818
Pou Chen Corp.	16,000	14,201

Total Textiles, Apparel & Luxury Goods		69,153

Wireless Telecommunication Services - 0.3%
Far EasTone Telecommunications Co. Ltd.	10,000	22,521
Taiwan Mobile Co. Ltd.	11,000	32,236

Total Wireless Telecommunication Services		54,757

Total Taiwan		5,007,660

Thailand - 3.0%

Banks - 0.4%
Bangkok Bank PCL, NVDR	4,500	20,700
Bank of Ayudhya PCL, NVDR	12,000	10,299
Kasikornbank PCL, NVDR	8,800	30,451
TMBThanachart Bank PCL, NVDR	382,400	18,063

Total Banks		79,513

Beverages - 0.1%
Carabao Group PCL, NVDR	4,000	9,008
Osotspa PCL, NVDR	12,000	8,239

Total Beverages		17,247

Broadline Retail - 0.1%
Central Retail Corp. PCL, NVDR	23,200	24,689

Chemicals - 0.1%
Indorama Ventures PCL, NVDR	16,800	11,996

Consumer Staples Distribution & Retail - 0.4%
CP ALL PCL, NVDR	50,400	83,741

Containers & Packaging - 0.1%
SCG Packaging PCL, NVDR	10,300	10,820

Diversified Telecommunication Services - 0.1%
True Corp. PCL, NVDR	67,796	13,219

Electronic Equipment, Instruments & Components - 0.3%
Delta Electronics Thailand PCL, NVDR	34,100	77,495

Food Products - 0.1%
Charoen Pokphand Foods PCL, NVDR	26,400	15,008
Thai Union Group PCL, NVDR	18,400	7,327

Total Food Products		22,335

Ground Transportation - 0.0%
BTS Group Holdings PCL, NVDR	49,600	10,216

Health Care Providers & Services - 0.2%
Bangkok Dusit Medical Services PCL, NVDR	31,700	23,288
Bumrungrad Hospital PCL, NVDR	3,300	24,288

Total Health Care Providers & Services		47,576

Hotels, Restaurants & Leisure - 0.1%
Asset World Corp. PCL, NVDR	61,600	6,598
Minor International PCL, NVDR	20,000	17,164

Total Hotels, Restaurants & Leisure		23,762

Independent Power & Renewable Electricity Producers - 0.4%
Energy Absolute PCL, NVDR	14,600	20,449
Gulf Energy Development PCL, NVDR	46,700	58,355

Total Independent Power & Renewable Electricity Producers		78,804

Real Estate Management & Development - 0.1%
Central Pattana PCL, NVDR	12,000	20,845

Specialty Retail - 0.1%
Home Product Center PCL, NVDR	32,000	10,985

Transportation Infrastructure - 0.1%
Bangkok Expressway & Metro PCL, NVDR	60,000	13,677

Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL, NVDR	8,800	55,102
Intouch Holdings PCL, NVDR	9,500	19,241

Total Wireless Telecommunication Services		74,343

Total Thailand		621,263

Turkey - 1.0%

Automobiles - 0.1%
Ford Otomotiv Sanayi AS	504	15,535

Banks - 0.3%
Akbank TAS	19,951	24,350
Turkiye Is Bankasi AS, Class C	22,774	21,383
Yapi ve Kredi Bankasi AS	14,286	9,619

Total Banks		55,352

Chemicals - 0.0%
Hektas Ticaret TAS*	6,525	6,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

Investments	Shares	Value
Construction & Engineering - 0.1%
Enka Insaat ve Sanayi AS	11,762	$14,939

Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	2,892	28,978

Industrial Conglomerates - 0.2%
KOC Holding AS	6,859	36,703
Turkiye Sise ve Cam Fabrikalari AS	8,360	16,665

Total Industrial Conglomerates		53,368

Oil, Gas & Consumable Fuels - 0.1%
Turkiye Petrol Rafinerileri AS	5,271	30,571

Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS*	7,579	14,735

Total Turkey		219,880

TOTAL COMMON STOCKS (Cost: $20,255,190)		20,904,267

RIGHTS - 0.0%

Brazil - 0.0%
Localiza Rent a Car SA, expiring 11/10/23*	46	148

Chile - 0.0%
Banco de Credito e Inversiones SA, expiring 10/21/23*	50	41

TOTAL RIGHTS (Cost: $0)		189

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $20,255,190)		20,904,456
Other Assets less Liabilities - (0.0)%		(9,004)

NET ASSETS - 100.0%		$20,895,452

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2023	4,427	USD	85,000	ZAR	$—	$(85)
State Street Bank and Trust	10/2/2023	34,105,000	IDR	2,202	USD	5	—

						$5	$(85)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$20,904,267	$—	$—	$20,904,267
Rights	189	—	—	189

Total Investments in Securities	$20,904,456	$—	$—	$20,904,456

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$5	$—	$5
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(85)	$—	$(85)

Total - Net	$20,904,456	$(80)	$—	$20,904,376

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 4.3%
Aristocrat Leisure Ltd.	1,108	$29,212
BlueScope Steel Ltd.	2,083	26,134
Brambles Ltd.	8,334	77,024
Cochlear Ltd.	76	12,524
Computershare Ltd.	707	11,845
Fortescue Metals Group Ltd.	2,784	37,589
Insurance Australia Group Ltd.	6,368	23,344
Medibank Pvt Ltd.	4,533	10,064
Pilbara Minerals Ltd.(a)	3,562	9,885
Qantas Airways Ltd.*	3,798	12,697
QBE Insurance Group Ltd.	5,736	58,159
Reece Ltd.(a)	969	11,651
Sonic Healthcare Ltd.	971	18,675
Suncorp Group Ltd.	3,361	30,304
Transurban Group	5,637	46,168
Wesfarmers Ltd.	1,456	49,673

Total Australia		464,948

Belgium - 0.7%
Ageas SA	396	16,364
KBC Group NV	503	31,495
UCB SA	184	15,105
Umicore SA	326	7,749

Total Belgium		70,713

China - 0.4%
BOC Hong Kong Holdings Ltd.	4,000	10,955
SITC International Holdings Co. Ltd.	8,000	13,443
Wilmar International Ltd.	7,600	20,769

Total China		45,167

Denmark - 4.2%
AP Moller - Maersk AS, Class B	8	14,465
Carlsberg AS, Class B	168	21,262
Chr Hansen Holding AS	376	23,084
Danske Bank AS	575	13,417
DSV AS	144	26,967
Novo Nordisk AS, Class B	3,766	344,294
Rockwool AS, Class B	51	12,400

Total Denmark		455,889

Finland - 1.0%
Elisa Oyj	94	4,368
Nokia Oyj	7,969	30,104
Nordea Bank Abp	3,788	41,882
Orion Oyj, Class B	669	26,363

Total Finland		102,717

France - 8.5%
AXA SA	1,605	47,886
Bouygues SA	1,873	65,718
Bureau Veritas SA	634	15,781
Cie Generale des Etablissements Michelin SCA	861	26,500
Covivio SA	411	18,320
Danone SA	814	45,039
EssilorLuxottica SA	302	52,809
Getlink SE	4,029	64,455
Ipsen SA	395	51,941
Klepierre SA	723	17,782
L’Oreal SA	223	92,835
La Francaise des Jeux SAEM(b)	872	28,435
Legrand SA	244	22,553
Orange SA	6,111	70,264
Pernod Ricard SA	309	51,641
Sanofi	1,166	125,277
Sodexo SA	797	82,290
Teleperformance SE	109	13,779
Wendel SE	231	18,355

Total France		911,660

Germany - 8.9%
Allianz SE, Registered Shares	362	86,504
Bayer AG, Registered Shares	840	40,421
Bayerische Motoren Werke AG	779	79,491
Bechtle AG	223	10,445
Beiersdorf AG	404	52,248
Brenntag SE	158	12,292
Deutsche Boerse AG	250	43,329
Deutsche Post AG, Registered Shares	2,178	88,860
Deutsche Telekom AG, Registered Shares	1,957	41,166
Fresenius Medical Care AG & Co. KGaA	328	14,183
GEA Group AG	658	24,355
Hannover Rueck SE	119	26,194
Heidelberg Materials AG	835	64,996
Merck KGaA	324	54,251
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	323	126,223
SAP SE	1,305	169,697
Talanx AG	170	10,799
Wacker Chemie AG	117	16,803

Total Germany		962,257

Hong Kong - 1.0%
CK Asset Holdings Ltd.	2,500	13,168
Hang Lung Properties Ltd.	15,000	20,532
Hang Seng Bank Ltd.	800	9,954
Hong Kong Exchanges & Clearing Ltd.	1,300	48,568
Hongkong Land Holdings Ltd.	3,500	12,495
WH Group Ltd.(b)	9,000	4,723

Total Hong Kong		109,440

Ireland - 1.1%
AerCap Holdings NV*	190	11,907
AIB Group PLC	4,420	19,936
CRH PLC	1,615	89,531

Total Ireland		121,374

Israel - 0.3%
Check Point Software Technologies Ltd.*	234	31,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

September 30, 2023

Investments	Shares	Value
Italy - 2.6%
Amplifon SpA	277	$8,247
Assicurazioni Generali SpA	1,759	36,064
Ferrari NV	62	18,360
Moncler SpA	431	25,134
Poste Italiane SpA(b)	4,737	49,993
Recordati Industria Chimica e Farmaceutica SpA	252	11,929
Terna - Rete Elettrica Nazionale	9,969	75,234
UniCredit SpA	2,087	50,224

Total Italy		275,185

Japan - 22.7%
Advantest Corp.	800	22,414
AGC, Inc.	600	21,085
Aisin Corp.	300	11,359
Ajinomoto Co., Inc.	2,200	84,978
Asahi Group Holdings Ltd.	800	29,968
Asahi Kasei Corp.	1,700	10,708
Astellas Pharma, Inc.	3,100	43,085
Azbil Corp.	300	9,204
Bridgestone Corp.	400	15,625
Canon, Inc.	2,300	55,564
Chugai Pharmaceutical Co. Ltd.	800	24,789
Dai-ichi Life Holdings, Inc.	2,000	41,508
Daito Trust Construction Co. Ltd.	100	10,555
Daiwa House Industry Co. Ltd.	900	24,215
Daiwa Securities Group, Inc.(a)	8,200	47,428
Denso Corp.	1,600	25,744
Dentsu Group, Inc.	400	11,794
Disco Corp.	100	18,482
Fuji Electric Co. Ltd.	900	40,686
FUJIFILM Holdings Corp.	500	29,010
Fujitsu Ltd.	500	58,971
Hamamatsu Photonics KK	300	12,663
Honda Motor Co. Ltd.	5,400	60,866
Hulic Co. Ltd.	1,400	12,581
Isuzu Motors Ltd.	800	10,081
Kajima Corp.	1,500	24,461
Kao Corp.	800	29,759
KDDI Corp.	1,700	52,142
Kirin Holdings Co. Ltd.	1,900	26,649
Kyowa Kirin Co. Ltd.	1,100	19,195
Mazda Motor Corp.	5,100	57,981
McDonald’s Holdings Co. Japan Ltd.	500	19,132
MEIJI Holdings Co. Ltd.	600	14,941
Mitsubishi Chemical Group Corp.	3,400	21,479
Mitsubishi UFJ Financial Group, Inc.(a)	7,900	67,155
Mitsui Chemicals, Inc.	1,100	28,579
Mizuho Financial Group, Inc.	3,700	63,004
MS&AD Insurance Group Holdings, Inc.	1,500	55,235
NGK Insulators Ltd.	1,100	14,610
NIPPON EXPRESS HOLDINGS, Inc.	300	15,687
Nippon Telegraph & Telephone Corp.	56,500	66,865
Nissin Foods Holdings Co. Ltd.	200	16,653
Nitto Denko Corp.(a)	600	39,436
Nomura Real Estate Holdings, Inc.	500	12,575
Nomura Research Institute Ltd.	1,600	41,741
NTT Data Group Corp.	900	12,089
Obayashi Corp.	5,900	52,051
Olympus Corp.	900	11,710
Ono Pharmaceutical Co. Ltd.	300	5,766
Oracle Corp.	200	14,877
Otsuka Corp.	300	12,730
Otsuka Holdings Co. Ltd.	300	10,681
Panasonic Holdings Corp.	2,900	32,688
Renesas Electronics Corp.*	1,500	22,974
SBI Holdings, Inc.	500	10,548
SCSK Corp.	2,000	34,967
Secom Co. Ltd.	600	40,771
Seiko Epson Corp.(a)	1,200	18,894
Sekisui Chemical Co. Ltd.	2,400	34,627
Sekisui House Ltd.	2,100	41,894
SG Holdings Co. Ltd.	900	11,550
Shimizu Corp.	2,100	14,629
Shin-Etsu Chemical Co. Ltd.	1,500	43,656
Shionogi & Co. Ltd.	300	13,441
SoftBank Corp.	2,200	24,923
Sompo Holdings, Inc.	900	38,798
SUMCO Corp.	900	11,755
Sumitomo Electric Industries Ltd.	1,300	15,694
Sumitomo Mitsui Trust Holdings, Inc.	900	33,961
Sysmex Corp.	300	14,340
Taisei Corp.	600	21,153
Takeda Pharmaceutical Co. Ltd.	1,700	52,871
TIS, Inc.	900	19,861
Tokio Marine Holdings, Inc.	3,200	74,304
Tokyo Electron Ltd.	800	109,579
Tokyo Gas Co. Ltd.	2,600	59,083
Toshiba Corp.*	900	27,761
USS Co. Ltd.	700	11,598
Yamaha Motor Co. Ltd.	1,600	42,148
Yamato Holdings Co. Ltd.	900	14,686
Yokogawa Electric Corp.	500	9,678

Total Japan		2,443,378

Jordan - 0.1%
Hikma Pharmaceuticals PLC	630	16,056

Netherlands - 5.0%
ABN AMRO Bank NV, CVA(b)	2,852	40,583
ASML Holding NV	306	181,136
Heineken NV	505	44,623
IMCD NV	147	18,676
ING Groep NV, Series N	3,031	40,274
Koninklijke KPN NV	21,115	69,727
QIAGEN NV*	329	13,331
Randstad NV	847	46,972
Wolters Kluwer NV	677	82,178

Total Netherlands		537,500

Norway - 0.6%
Orkla ASA	2,263	17,009
Telenor ASA	2,543	29,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

September 30, 2023

Investments	Shares	Value
Yara International ASA	447	$17,026

Total Norway		63,072

Singapore - 1.6%
DBS Group Holdings Ltd.	2,300	56,687
Genting Singapore Ltd.	40,900	25,321
Keppel Corp. Ltd.	2,500	12,455
Oversea-Chinese Banking Corp. Ltd.	1,800	16,893
Singapore Telecommunications Ltd.	31,400	55,673

Total Singapore		167,029

Spain - 4.7%
Acciona SA	229	29,264
Banco Bilbao Vizcaya Argentaria SA	15,699	128,150
Corp. ACCIONA Energias Renovables SA(a)	1,674	43,245
Iberdrola SA	9,207	103,279
Industria de Diseno Textil SA	3,051	113,996
Redeia Corp. SA	2,985	47,074
Telefonica SA	9,293	38,057

Total Spain		503,065

Sweden - 2.5%
Alfa Laval AB	271	9,374
Atlas Copco AB, Class A	2,743	37,178
Embracer Group AB*	4,455	8,984
Essity AB, Class B	908	19,716
H & M Hennes & Mauritz AB, Class B(a)	1,656	23,696
Sandvik AB	1,239	22,991
Securitas AB, Class B	1,472	11,742
Skandinaviska Enskilda Banken AB, Class A	1,646	19,794
Svenska Handelsbanken AB, Class A	3,653	32,804
Swedbank AB, Class A	2,424	44,914
Tele2 AB, Class B	2,030	15,636
Telia Co. AB	8,522	17,704

Total Sweden		264,533

Switzerland - 12.5%
ABB Ltd., Registered Shares	2,515	90,175
Baloise Holding AG, Registered Shares	71	10,315
Clariant AG, Registered Shares*	1,231	19,512
Coca-Cola HBC AG	1,669	45,814
Givaudan SA, Registered Shares	19	62,184
Helvetia Holding AG, Registered Shares	90	12,632
Holcim AG, Registered Shares*	723	46,456
Julius Baer Group Ltd.	188	12,096
Kuehne & Nagel International AG, Registered Shares	204	58,203
Nestle SA, Registered Shares	2,722	308,680
Novartis AG, Registered Shares	2,066	211,998
Roche Holding AG	576	157,695
Sonova Holding AG, Registered Shares	39	9,281
STMicroelectronics NV	1,727	74,939
Swiss Life Holding AG, Registered Shares	20	12,497
Swiss Prime Site AG, Registered Shares	117	10,737
Swiss Re AG	346	35,674
Swisscom AG, Registered Shares	121	71,981
Zurich Insurance Group AG	217	99,652

Total Switzerland		1,350,521

United Kingdom - 15.2%
AstraZeneca PLC	1,158	156,915
Barratt Developments PLC	11,378	61,257
Berkeley Group Holdings PLC	339	16,993
BT Group PLC	10,979	15,638
Bunzl PLC	1,408	50,284
Burberry Group PLC	687	16,003
CNH Industrial NV	4,419	53,991
Compass Group PLC	1,191	29,074
Diageo PLC	2,225	82,395
HSBC Holdings PLC	21,370	168,210
Informa PLC	2,468	22,605
Kingfisher PLC	14,040	38,266
Lloyds Banking Group PLC	82,146	44,487
London Stock Exchange Group PLC	778	78,189
National Grid PLC	6,074	72,654
Next PLC	561	49,958
Pearson PLC	4,925	52,201
Reckitt Benckiser Group PLC	829	58,626
RELX PLC	3,605	122,102
Smith & Nephew PLC	1,246	15,558
SSE PLC	2,726	53,568
Standard Chartered PLC	8,716	80,638
Taylor Wimpey PLC	42,005	60,139
Unilever PLC	3,039	150,670
United Utilities Group PLC	2,478	28,679
Vodafone Group PLC	20,151	18,894
Whitbread PLC	898	37,967

Total United Kingdom		1,635,961

United States - 0.9%
GSK PLC	3,717	67,689
Stellantis NV	1,758	33,894

Total United States		101,583

TOTAL COMMON STOCKS (Cost: $10,041,269)		10,633,236

PREFERRED STOCK - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA (Cost: $53,529)	704	50,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

September 30, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $162,483)	162,483	$162,483

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $10,257,281)		10,846,001
Other Assets less Liabilities - (0.8)%		(83,584)

NET ASSETS - 100.0%		$10,762,417

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $245,119 and the total market value of the collateral held by the Fund was $259,911. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $97,428.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$10,633,236	$—	$—	$10,633,236
Preferred Stock	50,282	—	—	50,282
Investment of Cash Collateral for Securities Loaned	—	162,483	—	162,483

Total Investments in Securities	$10,683,518	$162,483	$—	$10,846,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 98.0%

Canada - 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	$8,000	$7,694
Canadian Pacific Railway Co.
4.70%, 5/1/48	7,000	5,796

Total Canada		13,490

Germany - 1.1%
Deutsche Bank AG
4.10%, 1/13/26	100,000	94,984

Switzerland - 0.2%
Novartis Capital Corp.
3.00%, 11/20/25	17,000	16,201

United Kingdom - 1.4%
BAT Capital Corp.
4.70%, 4/2/27	36,000	34,470
2.26%, 3/25/28	21,000	17,761
4.39%, 8/15/37	6,000	4,581
4.54%, 8/15/47	24,000	16,540
4.76%, 9/6/49	7,000	4,923
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	5,000	5,424
RELX Capital, Inc.
4.00%, 3/18/29	5,000	4,660
Reynolds American, Inc.
5.85%, 8/15/45	30,000	24,850

Total United Kingdom		113,209

United States - 95.1%
3M Co.
3.38%, 3/1/29	7,000	6,255
3.13%, 9/19/46(a)	9,000	5,729
Abbott Laboratories
2.95%, 3/15/25	15,000	14,487
AbbVie, Inc.
2.60%, 11/21/24	9,000	8,677
3.80%, 3/15/25	53,000	51,530
3.60%, 5/14/25	13,000	12,569
4.25%, 11/14/28	54,000	51,344
3.20%, 11/21/29	7,000	6,179
4.50%, 5/14/35	14,000	12,659
4.88%, 11/14/48	8,000	7,003
4.25%, 11/21/49	10,000	7,931
Aetna, Inc.
6.63%, 6/15/36	6,000	6,204
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	20,000	18,518
1.88%, 2/1/33	12,000	8,508
Allstate Corp.
3.85%, 8/10/49(a)	11,000	7,767
Ally Financial, Inc.
7.10%, 11/15/27(a)	77,000	76,976
2.20%, 11/2/28(a)	6,000	4,744
Altria Group, Inc.
4.80%, 2/14/29	18,000	17,125
5.80%, 2/14/39	19,000	17,610
5.95%, 2/14/49(a)	20,000	17,934
Amazon.com, Inc.
4.25%, 8/22/57	7,000	5,607
2.70%, 6/3/60	9,000	5,078
Amcor Finance USA, Inc.
3.63%, 4/28/26	6,000	5,663
Ameren Corp.
3.50%, 1/15/31	14,000	12,033
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	9,000	8,453
American Express Co.
3.63%, 12/5/24	9,000	8,756
American Honda Finance Corp.
1.30%, 9/9/26	49,000	43,507
American International Group, Inc.
2.50%, 6/30/25	16,000	15,092
4.38%, 6/30/50	10,000	7,744
American Water Capital Corp.
4.30%, 12/1/42	10,000	8,192
Amgen, Inc.
5.15%, 3/2/28	26,000	25,582
5.25%, 3/2/33(a)	26,000	24,862
4.66%, 6/15/51	70,000	56,675
5.65%, 3/2/53	9,000	8,425
Amphenol Corp.
2.80%, 2/15/30	20,000	17,006
Aon Corp./Aon Global Holdings PLC
2.05%, 8/23/31	11,000	8,385
Apple, Inc.
1.65%, 2/8/31	6,000	4,757
3.85%, 5/4/43	7,000	5,657
4.65%, 2/23/46	9,000	8,019
Arizona Public Service Co.
6.35%, 12/15/32	9,000	9,224
Atmos Energy Corp.
1.50%, 1/15/31	9,000	6,820
AutoNation, Inc.
3.50%, 11/15/24	21,000	20,306
AutoZone, Inc.
1.65%, 1/15/31	15,000	11,274
Bank of America Corp.
4.20%, 8/26/24	9,000	8,844
4.45%, 3/3/26	24,000	23,126
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	32,000	28,365
3.25%, 10/21/27	10,000	9,134
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(b)	38,000	34,091
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(b)	158,000	135,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2023

Investments	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(b)	$27,000	$21,671
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	140,000	112,587
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	48,000	36,476
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(b)	10,000	8,885
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(b)	2,000	1,843
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	5,000	4,070
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,203
3.30%, 8/23/29	20,000	17,448
Becton Dickinson & Co.
3.79%, 5/20/50	25,000	18,045
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	15,000	15,082
Berkshire Hathaway Finance Corp.
3.85%, 3/15/52	5,000	3,749
Biogen, Inc.
3.15%, 5/1/50	13,000	7,956
Booking Holdings, Inc.
3.55%, 3/15/28	5,000	4,651
BorgWarner, Inc.
4.38%, 3/15/45	9,000	6,695
Boston Scientific Corp.
4.70%, 3/1/49	10,000	8,404
Brighthouse Financial, Inc.
5.63%, 5/15/30	9,000	8,421
4.70%, 6/22/47	4,000	2,789
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	11,000	10,340
Broadcom, Inc.
2.45%, 2/15/31(c)	26,000	20,325
4.30%, 11/15/32	18,000	15,711
3.42%, 4/15/33(c)	116,000	92,632
3.47%, 4/15/34(c)	21,000	16,494
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	136,000	127,784
Brown & Brown, Inc.
4.20%, 3/17/32	11,000	9,509
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	6,000	5,503
5.40%, 6/1/41	25,000	23,751
Campbell Soup Co.
2.38%, 4/24/30(a)	20,000	16,191
Capital One Financial Corp.
3.75%, 7/28/26	42,000	38,942
3.80%, 1/31/28	17,000	15,321
Carrier Global Corp.
3.38%, 4/5/40	17,000	12,168
Celanese U.S. Holdings LLC
6.05%, 3/15/25	5,000	4,982
6.17%, 7/15/27	10,000	9,863
Cencora, Inc.
2.80%, 5/15/30	15,000	12,578
CF Industries, Inc.
4.95%, 6/1/43	10,000	8,097
Charles Schwab Corp.
1.15%, 5/13/26	132,000	116,754
Chubb Corp.
6.50%, 5/15/38, Series 1	7,000	7,478
Cigna Group
4.50%, 2/25/26	62,000	60,295
4.38%, 10/15/28	14,000	13,243
5.40%, 3/15/33	20,000	19,407
4.90%, 12/15/48	10,000	8,437
3.40%, 3/15/51(a)	12,000	7,865
Cisco Systems, Inc.
5.50%, 1/15/40	6,000	5,902
Citigroup, Inc.
5.50%, 9/13/25	21,000	20,749
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	45,000	42,970
4.30%, 11/20/26	17,000	16,115
4.45%, 9/29/27	21,000	19,726
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(b)	12,000	11,196
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(b)	37,000	34,056
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	27,000	24,267
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	22,000	17,039
6.63%, 6/15/32	19,000	19,163
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	27,000	21,335
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(b)	49,000	40,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2023

Investments	Principal Amount	Value
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(b)	$25,000	$24,947
Citizens Financial Group, Inc.
3.25%, 4/30/30(a)	108,000	87,303
Clorox Co.
4.60%, 5/1/32	9,000	8,379
CNA Financial Corp.
4.50%, 3/1/26	9,000	8,721
Coca-Cola Co.
2.25%, 1/5/32	5,000	4,055
3.00%, 3/5/51	16,000	10,700
Comcast Corp.
3.38%, 8/15/25	45,000	43,279
3.15%, 2/15/28	47,000	42,958
4.15%, 10/15/28	9,000	8,530
4.25%, 10/15/30	12,000	11,062
1.50%, 2/15/31	51,000	38,555
4.25%, 1/15/33	21,000	18,901
2.94%, 11/1/56	35,000	19,908
Commonwealth Edison Co.
3.65%, 6/15/46	30,000	21,183
Conagra Brands, Inc.
7.00%, 10/1/28	9,000	9,503
Connecticut Light & Power Co.
4.30%, 4/15/44	31,000	24,768
ConocoPhillips
4.03%, 3/15/62	11,000	7,904
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	17,000	18,404
4.50%, 5/15/58	21,000	15,959
3.60%, 6/15/61	6,000	3,903
Continental Resources, Inc.
4.38%, 1/15/28	40,000	37,088
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.88% fixed rate until 9/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(b)	27,000	25,999
Corning, Inc.
5.45%, 11/15/79	11,000	9,200
CSX Corp.
6.00%, 10/1/36(a)	7,000	7,103
4.25%, 11/1/66	8,000	5,954
CubeSmart LP
2.50%, 2/15/32	11,000	8,373
CVS Health Corp.
3.38%, 8/12/24	8,000	7,823
3.88%, 7/20/25	22,000	21,256
4.30%, 3/25/28	9,000	8,517
4.78%, 3/25/38	88,000	75,804
5.13%, 7/20/45	7,000	5,894
5.05%, 3/25/48	14,000	11,639
Dell International LLC/EMC Corp.
6.02%, 6/15/26	13,000	13,047
5.30%, 10/1/29(a)	14,000	13,592
3.38%, 12/15/41(c)	8,000	5,371
Devon Energy Corp.
4.50%, 1/15/30(a)	47,000	42,674
Diamondback Energy, Inc.
6.25%, 3/15/33	25,000	25,043
4.25%, 3/15/52	6,000	4,272
Discover Financial Services
3.95%, 11/6/24	17,000	16,550
Dollar General Corp.
3.88%, 4/15/27	45,000	42,138
Dow Chemical Co.
2.10%, 11/15/30(a)	29,000	23,003
DTE Electric Co.
3.00%, 3/1/32, Series A	10,000	8,293
Duke Energy Carolinas LLC
6.05%, 4/15/38	10,000	9,990
Duke Energy Corp.
2.65%, 9/1/26	15,000	13,813
Duke Energy Florida LLC
4.20%, 7/15/48	7,000	5,418
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	40,587
4.00%, 4/1/52	10,000	7,327
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43	5,000	4,072
eBay, Inc.
4.00%, 7/15/42	17,000	12,487
Elevance Health, Inc.
3.65%, 12/1/27	17,000	15,760
4.65%, 1/15/43	8,000	6,719
4.55%, 5/15/52	10,000	8,079
5.13%, 2/15/53(a)	18,000	15,982
Energy Transfer LP
6.63%, 10/15/36	20,000	19,822
Entergy Corp.
2.95%, 9/1/26	23,000	21,272
Entergy Louisiana LLC
4.00%, 3/15/33	24,000	20,869
Enterprise Products Operating LLC
2.80%, 1/31/30	21,000	17,858
4.85%, 3/15/44	19,000	16,358
4.80%, 2/1/49	20,000	16,969
4.20%, 1/31/50	22,000	16,981
3.95%, 1/31/60	10,000	7,040
ERP Operating LP
1.85%, 8/1/31	22,000	16,690
Essential Utilities, Inc.
4.28%, 5/1/49	11,000	8,106
Essex Portfolio LP
2.65%, 3/15/32	10,000	7,701
Evergy, Inc.
2.90%, 9/15/29	7,000	5,982
Exelon Corp.
4.45%, 4/15/46	7,000	5,480
4.10%, 3/15/52	5,000	3,615
Extra Space Storage LP
2.40%, 10/15/31	11,000	8,427
2.35%, 3/15/32	17,000	12,838
Exxon Mobil Corp.
2.02%, 8/16/24	6,000	5,828
2.71%, 3/6/25	9,000	8,667
4.33%, 3/19/50(a)	19,000	15,628
3.45%, 4/15/51	6,000	4,185
FedEx Corp.
4.20%, 10/17/28	19,000	18,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2023

Investments	Principal Amount	Value
Fifth Third Bancorp
8.25%, 3/1/38	$7,000	$7,475
Fiserv, Inc.
2.75%, 7/1/24	19,000	18,545
Flex Ltd.
4.75%, 6/15/25	10,000	9,759
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	10,000	8,543
Fox Corp.
3.50%, 4/8/30(a)	31,000	26,895
General Dynamics Corp.
4.25%, 4/1/40	10,000	8,485
General Electric Co.
6.88%, 1/10/39, Series A	10,000	11,180
General Mills, Inc.
4.00%, 4/17/25	12,000	11,666
4.20%, 4/17/28	9,000	8,489
Georgia Power Co.
2.20%, 9/15/24, Series A	24,000	23,151
5.13%, 5/15/52	9,000	7,960
Gilead Sciences, Inc.
4.60%, 9/1/35	10,000	9,132
4.80%, 4/1/44	10,000	8,709
4.50%, 2/1/45	5,000	4,158
4.15%, 3/1/47	46,000	36,369
Global Payments, Inc.
2.90%, 5/15/30	18,000	14,740
Goldman Sachs Group, Inc.
3.50%, 4/1/25	45,000	43,331
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(b)	50,000	43,792
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(b)	46,000	42,589
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(b)	53,000	42,404
6.75%, 10/1/37	40,000	40,497
Hartford Financial Services Group, Inc.
6.10%, 10/1/41	7,000	6,846
Hasbro, Inc.
3.50%, 9/15/27	10,000	9,209
HCA, Inc.
4.50%, 2/15/27	9,000	8,590
4.13%, 6/15/29	140,000	126,603
5.25%, 6/15/49	16,000	13,159
Healthpeak OP LLC
3.50%, 7/15/29	16,000	14,116
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,056
4.40%, 3/15/45	8,000	6,609
4.50%, 12/6/48	9,000	7,546
Honeywell International, Inc.
5.70%, 3/15/37	17,000	17,210
HP, Inc.
2.65%, 6/17/31	22,000	17,193
6.00%, 9/15/41	12,000	11,290
Humana, Inc.
3.13%, 8/15/29	15,000	13,110
Huntington Bancshares, Inc.
2.55%, 2/4/30	10,000	7,899
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	40,000	32,564
Intel Corp.
2.00%, 8/12/31	6,000	4,698
4.75%, 3/25/50	34,000	28,104
4.90%, 8/5/52	30,000	25,230
4.95%, 3/25/60(a)	8,000	6,801
Intercontinental Exchange, Inc.
4.60%, 3/15/33	15,000	13,764
3.00%, 6/15/50	13,000	8,031
International Business Machines Corp.
3.50%, 5/15/29	175,000	158,266
International Paper Co.
5.00%, 9/15/35	11,000	10,309
4.80%, 6/15/44	3,000	2,455
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	11,000	10,363
J M Smucker Co.
4.25%, 3/15/35	7,000	5,900
Jabil, Inc.
3.00%, 1/15/31	10,000	8,111
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 12/1/52	20,000	17,920
Jefferies Financial Group, Inc.
4.85%, 1/15/27	25,000	23,992
Johnson & Johnson
4.38%, 12/5/33	6,000	5,708
Johnson Controls International PLC
3.90%, 2/14/26	22,000	21,083
JPMorgan Chase & Co.
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(a)(b)	133,000	129,103
3.63%, 12/1/27	25,000	23,052
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(b)	23,000	21,819
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(b)	84,000	78,345
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(b)	23,000	21,051
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(b)	26,000	20,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2023

Investments	Principal Amount	Value
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(b)	$3,000	$2,763
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(a)(b)	34,000	32,751
6.40%, 5/15/38	11,000	11,455
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(b)	12,000	7,548
Kellogg Co.
4.50%, 4/1/46	10,000	8,081
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	7,000	6,187
4.50%, 4/15/52	21,000	16,586
KeyCorp
2.55%, 10/1/29	10,000	7,804
Kilroy Realty LP
4.38%, 10/1/25	17,000	16,292
Kimberly-Clark Corp.
2.88%, 2/7/50(a)	7,000	4,493
Kimco Realty OP LLC
2.80%, 10/1/26	22,000	20,117
KLA Corp.
3.30%, 3/1/50	7,000	4,661
Kraft Heinz Foods Co.
6.50%, 2/9/40	62,000	62,764
4.38%, 6/1/46	10,000	7,774
Kroger Co.
5.15%, 8/1/43	2,000	1,702
4.45%, 2/1/47	8,000	6,257
L3Harris Technologies, Inc.
5.05%, 4/27/45	5,000	4,370
Laboratory Corp. of America Holdings
1.55%, 6/1/26	6,000	5,371
Lam Research Corp.
3.80%, 3/15/25	4,000	3,896
Lear Corp.
3.50%, 5/30/30	10,000	8,512
Leidos, Inc.
4.38%, 5/15/30	10,000	8,949
Lincoln National Corp.
3.80%, 3/1/28(a)	13,000	11,784
Lockheed Martin Corp.
4.50%, 5/15/36	10,000	9,120
Louisville Gas & Electric Co.
5.45%, 4/15/33, Series LOU	17,000	16,653
Lowe’s Cos., Inc.
4.05%, 5/3/47	28,000	20,668
4.45%, 4/1/62	20,000	14,594
LYB International Finance III LLC
4.20%, 5/1/50	10,000	7,048
Magellan Midstream Partners LP
5.15%, 10/15/43	48,000	39,021
Marathon Petroleum Corp.
6.50%, 3/1/41	17,000	16,815
Markel Group, Inc.
5.00%, 5/20/49	10,000	8,305
Marriott International, Inc.
5.75%, 5/1/25, Series EE	152,000	151,701
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51	6,000	3,604
Martin Marietta Materials, Inc.
2.40%, 7/15/31	73,000	57,210
McDonald’s Corp.
6.30%, 3/1/38, Series I	8,000	8,344
4.60%, 5/26/45	5,000	4,164
Merck & Co., Inc.
4.00%, 3/7/49	6,000	4,717
MetLife, Inc.
4.60%, 5/13/46	16,000	13,222
Microchip Technology, Inc.
0.98%, 9/1/24	10,000	9,554
Micron Technology, Inc.
5.33%, 2/6/29	12,000	11,542
5.88%, 2/9/33	18,000	17,217
Microsoft Corp.
2.92%, 3/17/52	12,000	7,885
MidAmerican Energy Co.
3.65%, 8/1/48	5,000	3,586
Mondelez International, Inc.
2.75%, 4/13/30	9,000	7,575
Moody’s Corp.
5.25%, 7/15/44	10,000	9,048
Morgan Stanley
5.00%, 11/24/25	24,000	23,524
3.95%, 4/23/27	156,000	144,951
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(b)	21,000	19,421
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	23,000	17,348
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	27,000	21,272
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(b)	54,000	54,398
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(b)	19,000	16,993
Mosaic Co.
5.45%, 11/15/33	10,000	9,393
Motorola Solutions, Inc.
4.60%, 5/23/29(a)	11,000	10,400
Newmont Corp.
2.25%, 10/1/30	126,000	100,460
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/25	21,000	21,036
3.55%, 5/1/27	17,000	15,849
2.25%, 6/1/30	7,000	5,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2023

Investments	Principal Amount	Value
5.05%, 2/28/33	$17,000	$15,876
3.00%, 1/15/52	13,000	7,673
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.756% thereafter)(b)	6,000	5,252
NIKE, Inc.
3.38%, 11/1/46	23,000	16,540
Norfolk Southern Corp.
3.70%, 3/15/53	28,000	19,374
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	3,827
5.25%, 5/1/50	8,000	7,382
Nucor Corp.
2.70%, 6/1/30	15,000	12,534
O’Reilly Automotive, Inc.
3.60%, 9/1/27	6,000	5,606
Old Republic International Corp.
3.88%, 8/26/26	23,000	21,733
Omnicom Group, Inc.
4.20%, 6/1/30	135,000	121,044
Oracle Corp.
2.65%, 7/15/26	25,000	23,058
3.25%, 11/15/27	28,000	25,506
2.88%, 3/25/31	41,000	33,515
6.25%, 11/9/32(a)	25,000	25,314
4.30%, 7/8/34	3,000	2,580
3.85%, 7/15/36	10,000	7,902
5.38%, 7/15/40	22,000	19,524
6.90%, 11/9/52	32,000	32,984
4.38%, 5/15/55	14,000	10,091
3.85%, 4/1/60	51,000	32,555
4.10%, 3/25/61	13,000	8,669
Otis Worldwide Corp.
3.11%, 2/15/40	31,000	22,163
Owens Corning
4.30%, 7/15/47	7,000	5,308
PacifiCorp
6.00%, 1/15/39	36,000	33,997
Paramount Global
7.88%, 7/30/30	29,000	29,331
Parker-Hannifin Corp.
4.45%, 11/21/44	6,000	4,881
PepsiCo, Inc.
1.95%, 10/21/31	6,000	4,734
2.75%, 10/21/51	6,000	3,738
Pfizer, Inc.
4.10%, 9/15/38	11,000	9,377
Philip Morris International, Inc.
2.75%, 2/25/26	15,000	14,068
3.13%, 8/17/27	10,000	9,216
3.13%, 3/2/28	8,000	7,219
3.88%, 8/21/42	54,000	39,765
Phillips 66
3.55%, 10/1/26	14,000	13,195
5.88%, 5/1/42	9,000	8,758
Pinnacle West Capital Corp.
1.30%, 6/15/25(a)	5,000	4,625
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	51,932
PPL Capital Funding, Inc.
4.13%, 4/15/30	10,000	8,982
Progress Energy, Inc.
7.75%, 3/1/31	8,000	8,727
Prologis LP
2.25%, 1/15/32	22,000	17,020
Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.378% thereafter)(b)	103,000	100,206
3.70%, 3/13/51	11,000	7,661
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	9,000	7,046
Public Service Enterprise Group, Inc.
0.80%, 8/15/25	15,000	13,707
5.85%, 11/15/27	17,000	17,107
QUALCOMM, Inc.
4.80%, 5/20/45	9,000	7,975
Quanta Services, Inc.
2.35%, 1/15/32	6,000	4,522
Quest Diagnostics, Inc.
2.95%, 6/30/30	6,000	5,047
Republic Services, Inc.
2.90%, 7/1/26	21,000	19,649
Revvity, Inc.
0.85%, 9/15/24	18,000	17,115
Roper Technologies, Inc.
4.20%, 9/15/28	12,000	11,290
Royalty Pharma PLC
3.55%, 9/2/50	10,000	6,132
RTX Corp.
1.90%, 9/1/31	8,000	6,047
4.15%, 5/15/45	56,000	42,486
4.63%, 11/16/48	12,000	9,784
S&P Global, Inc.
2.30%, 8/15/60	7,000	3,454
Salesforce, Inc.
2.90%, 7/15/51	25,000	15,626
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	16,000	12,392
Sempra
6.00%, 10/15/39	46,000	43,820
Sherwin-Williams Co.
3.80%, 8/15/49	7,000	4,948
Southern Co.
4.25%, 7/1/36	36,000	30,138
4.40%, 7/1/46	13,000	10,083
Southern Co. Gas Capital Corp.
5.15%, 9/15/32	7,000	6,610
Southwestern Electric Power Co.
3.25%, 11/1/51	13,000	7,844
Stanley Black & Decker, Inc.
4.25%, 11/15/28	14,000	13,051
Starbucks Corp.
4.00%, 11/15/28(a)	9,000	8,460
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	10,000	8,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2023

Investments	Principal Amount	Value
Steel Dynamics, Inc.
5.00%, 12/15/26	$132,000	$129,607
Synchrony Financial
3.95%, 12/1/27	15,000	13,191
Target Corp.
2.50%, 4/15/26	6,000	5,643
TD SYNNEX Corp.
2.38%, 8/9/28	35,000	28,822
Teledyne Technologies, Inc.
1.60%, 4/1/26	9,000	8,152
Toyota Motor Credit Corp.
1.90%, 9/12/31	32,000	24,689
Travelers Cos., Inc.
6.75%, 6/20/36	6,000	6,566
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(b)	13,000	10,684
Tyson Foods, Inc.
4.88%, 8/15/34(a)	13,000	11,764
U.S. Bancorp
3.00%, 7/30/29	13,000	10,903
Union Pacific Corp.
3.84%, 3/20/60	7,000	4,927
2.97%, 9/16/62	6,000	3,407
3.80%, 4/6/71	21,000	14,111
United Parcel Service, Inc.
6.20%, 1/15/38	30,000	32,078
UnitedHealth Group, Inc.
3.75%, 7/15/25	12,000	11,674
3.38%, 4/15/27	134,000	125,719
4.63%, 7/15/35	26,000	24,036
3.50%, 8/15/39	8,000	6,160
Valero Energy Corp.
6.63%, 6/15/37	12,000	12,307
Valero Energy Partners LP
4.50%, 3/15/28	23,000	21,859
Verizon Communications, Inc.
4.33%, 9/21/28	8,000	7,517
4.02%, 12/3/29	8,000	7,244
4.50%, 8/10/33	11,000	9,797
4.40%, 11/1/34	25,000	21,696
4.81%, 3/15/39	12,000	10,340
3.85%, 11/1/42	9,000	6,648
4.00%, 3/22/50	8,000	5,724
2.99%, 10/30/56	62,000	34,466
3.00%, 11/20/60	44,000	23,862
3.70%, 3/22/61	10,000	6,362
VMware, Inc.
1.40%, 8/15/26	25,000	22,070
Walmart, Inc.
4.00%, 4/11/43	15,000	12,345
WEC Energy Group, Inc.
1.80%, 10/15/30	12,000	9,141
Wells Fargo & Co.
3.00%, 2/19/25	20,000	19,217
3.55%, 9/29/25	19,000	18,158
4.30%, 7/22/27	23,000	21,689
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)(b)	31,000	25,049
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(b)	14,000	12,680
4.90%, 11/17/45	19,000	15,245
Westlake Corp.
3.38%, 8/15/61	7,000	3,878
Weyerhaeuser Co.
7.38%, 3/15/32	9,000	9,764
Willis North America, Inc.
3.88%, 9/15/49	6,000	4,033
WRKCo, Inc.
4.20%, 6/1/32(a)	10,000	8,878
Wyeth LLC
6.50%, 2/1/34	5,000	5,375
Xcel Energy, Inc.
3.30%, 6/1/25	20,000	19,169
Xylem, Inc.
4.38%, 11/1/46	5,000	3,783
Zoetis, Inc.
3.00%, 9/12/27	8,000	7,344

Total United States		7,995,647

TOTAL CORPORATE BONDS (Cost: $9,252,294)		8,233,531

U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury Bonds - 0.4%
3.38%, 8/15/42	34,000	27,580
3.00%, 8/15/52	7,000	5,105
4.00%, 11/15/52	2,200	1,951

Total U.S. Treasury Bonds		34,636

U.S. Treasury Notes - 0.2%
3.13%, 8/31/29	7,000	6,452
3.88%, 9/30/29	8,000	7,676
2.75%, 8/15/32	2,000	1,732
4.13%, 11/15/32	600	579
3.50%, 2/15/33	200	184

Total U.S. Treasury Notes		16,623

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $55,766)		51,259

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.9%

United States - 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $416,423)	416,423	416,423

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $9,724,483)		8,701,213
Other Assets less Liabilities - (3.5)%		(296,174)

NET ASSETS - 100.0%		$8,405,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2023

(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $567,012 and the total market value of the collateral held by the Fund was $588,594. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $172,171.

(b)	Rate shown reflects the accrual rate as of September 30, 2023 on securities with variable or step rates.
(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$8,233,531	$—	$8,233,531
U.S. Government Obligations	—	51,259	—	51,259
Investment of Cash Collateral for Securities Loaned	—	416,423	—	416,423

Total Investments in Securities	$—	$8,701,213	$—	$8,701,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 97.0%

Canada - 0.7%
1375209 BC Ltd.
9.00%, 1/30/28(a)	$151,999	$150,773
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	804,000	673,977
4.13%, 12/1/31(a)	413,000	329,913
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	467,000	400,326

Total Canada		1,554,989

Germany - 0.9%
Deutsche Bank AG
5.88%, 7/8/31, (5.882% fixed rate until 4/8/30; Secured Overnight Financing Rate + 5.438% thereafter)(b)	695,000	610,655
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(b)	210,000	156,622
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(b)	1,577,000	1,135,629

Total Germany		1,902,906

United States - 95.4%
ACCO Brands Corp.
4.25%, 3/15/29(a)(c)	497,000	415,934
AdaptHealth LLC
4.63%, 8/1/29(a)	1,102,000	850,821
Adient Global Holdings Ltd.
4.88%, 8/15/26(a)	200,000	188,690
ADT Security Corp.
4.13%, 8/1/29(a)	110,000	93,294
4.88%, 7/15/32(a)	953,000	795,841
AECOM
5.13%, 3/15/27	269,000	254,872
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 3/15/29(a)	351,000	299,431
4.88%, 2/15/30(a)	1,064,000	960,590
Allison Transmission, Inc.
5.88%, 6/1/29(a)	746,000	704,246
Ally Financial, Inc.
5.75%, 11/20/25(c)	330,000	321,361
6.70%, 2/14/33	626,000	544,939
AMC Networks, Inc.
4.75%, 8/1/25(c)	377,000	348,144
4.25%, 2/15/29	1,324,000	830,545
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	680,000	551,106
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 5/20/25	200,000	194,270
5.88%, 8/20/26	300,000	288,876
5.75%, 5/20/27	1,048,000	983,475
Amkor Technology, Inc.
6.63%, 9/15/27(a)	191,000	187,776
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	992,000	935,932
Antero Resources Corp.
7.63%, 2/1/29(a)	546,000	553,535
Apache Corp.
5.10%, 9/1/40	404,000	321,855
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	570,000	431,171
APX Group, Inc.
5.75%, 7/15/29(a)	1,051,000	887,538
Aramark Services, Inc.
6.38%, 5/1/25(a)	275,000	279,383
5.00%, 2/1/28(a)	256,000	236,823
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	500,000	485,400
6.25%, 4/1/28(a)	547,000	514,738
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	250,000	214,975
5.00%, 2/15/32(a)	525,000	436,474
ASGN, Inc.
4.63%, 5/15/28(a)	382,000	341,733
Audacy Capital Corp.
6.75%, 3/31/29(a)(d)	546,000	11,297
Avantor Funding, Inc.
4.63%, 7/15/28(a)	648,000	591,864
3.88%, 11/1/29(a)	110,000	94,208
Avient Corp.
5.75%, 5/15/25(a)	150,000	147,485
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	409,000	340,762
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)	200,000	186,038
B&G Foods, Inc.
5.25%, 4/1/25	157,000	154,279
5.25%, 9/15/27(c)	581,000	487,070
Ball Corp.
4.00%, 11/15/23	124,000	123,634
5.25%, 7/1/25	347,000	340,598
2.88%, 8/15/30	330,000	262,020
Bath & Body Works, Inc.
5.25%, 2/1/28	81,000	75,072
6.63%, 10/1/30(a)	226,000	212,090
6.75%, 7/1/36	392,000	342,490
Berry Global, Inc.
4.50%, 2/15/26(a)	232,000	220,437
5.63%, 7/15/27(a)	9,000	8,705
Big River Steel LLC/BRS Finance Corp.
6.63%, 1/31/29(a)	410,000	405,166
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	285,000	256,984
Block, Inc.
3.50%, 6/1/31	25,000	19,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2023

Investments	Principal Amount	Value
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	$295,000	$264,585
Boyd Gaming Corp.
4.75%, 12/1/27	400,000	368,684
4.75%, 6/15/31(a)	331,000	281,588
Brink’s Co.
4.63%, 10/15/27(a)	50,000	45,739
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(a)	1,198,000	1,100,399
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	243,000	216,797
4.25%, 2/1/32(a)	412,000	338,297
6.38%, 6/15/32(a)	600,000	565,050
Cable One, Inc.
4.00%, 11/15/30(a)(c)	561,000	427,858
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(c)	715,000	606,878
7.00%, 2/15/30(a)	525,000	510,925
Callon Petroleum Co.
8.00%, 8/1/28(a)	845,000	846,851
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29(a)	1,000	821
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	149,000	138,938
5.00%, 2/1/28(a)	709,000	644,509
5.38%, 6/1/29(a)	192,000	172,428
4.75%, 3/1/30(a)	950,000	799,634
4.50%, 8/15/30(a)	1,020,000	837,502
4.25%, 2/1/31(a)	10,000	7,977
4.75%, 2/1/32(a)	495,000	396,421
4.50%, 5/1/32	213,000	167,380
CDI Escrow Issuer, Inc.
5.75%, 4/1/30(a)	521,000	471,416
CDW LLC/CDW Finance Corp.
4.25%, 4/1/28	485,000	442,853
3.25%, 2/15/29	325,000	277,634
Centene Corp.
4.63%, 12/15/29	1,079,000	974,003
3.00%, 10/15/30	1,562,000	1,260,643
2.50%, 3/1/31	1,303,000	1,002,763
Central Garden & Pet Co.
4.13%, 10/15/30	491,000	410,186
CF Industries, Inc.
5.15%, 3/15/34	1,000	918
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	335,000	301,259
Chart Industries, Inc.
7.50%, 1/1/30(a)	380,000	382,310
9.50%, 1/1/31(a)	230,000	244,791
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 4/1/51	2,023,000	1,178,054
Chemours Co.
5.38%, 5/15/27(c)	388,000	358,419
4.63%, 11/15/29(a)	747,000	601,753
Cheniere Energy Partners LP
4.50%, 10/1/29	300,000	271,734
4.00%, 3/1/31	500,000	426,865
Cheniere Energy, Inc.
4.63%, 10/15/28	352,000	324,491
Chesapeake Energy Corp.
6.75%, 4/15/29(a)	410,000	401,902
CHS/Community Health Systems, Inc.
8.00%, 3/15/26(a)	458,000	436,996
5.63%, 3/15/27(a)	560,000	480,407
8.00%, 12/15/27(a)	558,000	518,254
6.00%, 1/15/29(a)	471,000	382,259
6.88%, 4/15/29(a)	898,000	479,307
6.13%, 4/1/30(a)	250,000	128,730
5.25%, 5/15/30(a)	950,000	724,546
4.75%, 2/15/31(a)	1,891,000	1,344,671
Churchill Downs, Inc.
5.50%, 4/1/27(a)	430,000	409,588
Cinemark USA, Inc.
5.25%, 7/15/28(a)	633,000	562,642
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a)(c)	1,003,000	855,639
Clean Harbors, Inc.
4.88%, 7/15/27(a)	167,000	157,367
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)(c)	998,000	798,520
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	379,000	339,796
3.75%, 2/15/31(a)	201,000	158,700
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(a)	176,000	175,806
4.63%, 3/1/29(a)	398,000	346,316
4.88%, 3/1/31(a)	31,000	26,394
CNX Resources Corp.
7.25%, 3/14/27(a)	420,000	414,826
7.38%, 1/15/31(a)	291,000	285,733
Coherent Corp.
5.00%, 12/15/29(a)(c)	688,000	597,459
CommScope Technologies LLC
6.00%, 6/15/25(a)	680,000	648,230
5.00%, 3/15/27(a)	1,077,000	623,314
CommScope, Inc.
6.00%, 3/1/26(a)	1,224,000	1,143,045
8.25%, 3/1/27(a)	861,000	566,521
7.13%, 7/1/28(a)(c)	1,096,000	657,951
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	353,000	334,866
Comstock Resources, Inc.
5.88%, 1/15/30(a)	1,460,000	1,263,528
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	615,000	525,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2023

Investments	Principal Amount	Value
CoreCivic, Inc.
8.25%, 4/15/26	$422,000	$428,621
Coty, Inc.
5.00%, 4/15/26(a)	300,000	288,432
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	735,000	652,004
Crescent Energy Finance LLC
7.25%, 5/1/26(a)	580,000	568,992
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 4/1/25	596,000	586,798
6.00%, 2/1/29(a)	170,000	164,172
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/1/26	50,000	48,150
CSC Holdings LLC
5.50%, 4/15/27(a)	653,000	560,411
5.38%, 2/1/28(a)	1,394,000	1,140,180
7.50%, 4/1/28(a)	850,000	553,035
6.50%, 2/1/29(a)	1,180,000	978,633
5.75%, 1/15/30(a)	986,000	553,176
4.13%, 12/1/30(a)	1,318,000	934,422
Curo Group Holdings Corp.
7.50%, 8/1/28(a)	625,000	152,000
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	590,000	544,535
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	492,000	443,326
DaVita, Inc.
4.63%, 6/1/30(a)	1,483,000	1,218,655
3.75%, 2/15/31(a)	1,293,000	985,434
Delta Air Lines, Inc.
3.75%, 10/28/29	248,000	213,540
DISH DBS Corp.
5.88%, 11/15/24	824,000	767,919
7.75%, 7/1/26	2,237,000	1,678,757
5.13%, 6/1/29	2,322,000	1,289,987
DISH Network Corp.
11.75%, 11/15/27(a)	755,000	758,866
DT Midstream, Inc.
4.38%, 6/15/31(a)	1,138,000	957,559
Dycom Industries, Inc.
4.50%, 4/15/29(a)	318,000	276,161
Earthstone Energy Holdings LLC
8.00%, 4/15/27(a)	420,000	429,988
Edgewell Personal Care Co.
4.13%, 4/1/29(a)	680,000	579,421
Elanco Animal Health, Inc.
6.65%, 8/28/28(c)	700,000	680,743
Element Solutions, Inc.
3.88%, 9/1/28(a)	391,000	337,801
Enact Holdings, Inc.
6.50%, 8/15/25(a)	365,000	360,003
Encompass Health Corp.
4.50%, 2/1/28	907,000	828,300
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	297,000	257,493
4.38%, 3/31/29(a)(c)	672,000	561,920
EnLink Midstream LLC
5.63%, 1/15/28(a)	234,000	221,556
6.50%, 9/1/30(a)	240,000	233,100
EQM Midstream Partners LP
6.00%, 7/1/25(a)	338,000	333,069
6.50%, 7/1/27(a)	498,000	486,900
5.50%, 7/15/28	1,188,000	1,116,304
4.75%, 1/15/31(a)	1,072,000	923,635
6.50%, 7/15/48	432,000	380,147
EQT Corp.
7.00%, 2/1/30	340,000	351,070
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	1,177,000	1,059,747
Fluor Corp.
4.25%, 9/15/28	1,000	917
Ford Motor Co.
4.35%, 12/8/26	478,000	458,827
9.63%, 4/22/30	223,000	255,177
3.25%, 2/12/32	494,000	380,988
4.75%, 1/15/43	1,566,000	1,144,010
5.29%, 12/8/46	1,185,000	902,235
Ford Motor Credit Co. LLC
4.54%, 8/1/26	150,000	140,955
4.95%, 5/28/27	300,000	281,931
7.35%, 11/4/27	180,000	183,739
4.00%, 11/13/30	550,000	459,910
Freeport-McMoRan, Inc.
5.25%, 9/1/29	490,000	463,256
5.40%, 11/14/34	134,000	122,345
5.45%, 3/15/43	279,000	239,382
Gap, Inc.
3.88%, 10/1/31(a)	1,543,000	1,085,192
Gartner, Inc.
3.75%, 10/1/30(a)	491,000	412,307
Gates Global LLC/Gates Corp.
6.25%, 1/15/26(a)	306,000	299,081
Gen Digital, Inc.
6.75%, 9/30/27(a)	539,000	528,570
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	1,464,000	1,390,375
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	280,000	271,813
4.00%, 1/15/31	502,000	418,548
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	198,000	166,566
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	400,000	381,092
4.88%, 3/15/27	180,000	165,973
5.00%, 7/15/29(c)	507,000	438,139
5.25%, 7/15/31(c)	1,038,000	855,862
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	547,000	423,362
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	646,000	545,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2023

Investments	Principal Amount	Value
Gray Escrow II, Inc.
5.38%, 11/15/31(a)	$1,554,000	$1,015,834
Gray Television, Inc.
5.88%, 7/15/26(a)	958,000	861,692
7.00%, 5/15/27(a)	702,000	602,906
Griffon Corp.
5.75%, 3/1/28	676,000	614,099
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	303,000	263,143
Hanesbrands, Inc.
4.88%, 5/15/26(a)(c)	661,000	608,067
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.88%, 9/1/25(a)	240,000	228,893
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	371,000	364,912
5.75%, 5/1/28(a)	608,000	587,377
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 7/1/31(a)	1,119,000	914,223
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 4/1/27	535,000	509,454
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 6/1/29(a)	654,000	464,968
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 2/1/28(a)	297,000	273,884
Hologic, Inc.
3.25%, 2/15/29(a)	359,000	303,592
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	250,000	256,875
Hughes Satellite Systems Corp.
5.25%, 8/1/26	379,000	342,904
6.63%, 8/1/26	709,000	606,904
Huntsman International LLC
4.50%, 5/1/29	2,000	1,808
iHeartCommunications, Inc.
8.38%, 5/1/27(c)	1,122,050	806,810
4.75%, 1/15/28(a)	1,070,000	814,794
Ingevity Corp.
3.88%, 11/1/28(a)	375,000	309,607
IQVIA, Inc.
5.00%, 5/15/27(a)	200,000	188,894
Iron Mountain, Inc.
4.88%, 9/15/27(a)	389,000	359,156
5.25%, 3/15/28(a)	361,000	332,723
4.88%, 9/15/29(a)	425,000	373,239
5.25%, 7/15/30(a)	273,000	238,135
5.63%, 7/15/32(a)	514,000	443,875
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	693,000	547,823
Kennedy-Wilson, Inc.
5.00%, 3/1/31	1,591,000	1,165,185
Kinetik Holdings LP
5.88%, 6/15/30(a)	200,000	187,590
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	570,000	499,138
Lamar Media Corp.
4.00%, 2/15/30	298,000	253,440
3.63%, 1/15/31	120,000	97,866
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	387,000	357,251
4.13%, 1/31/30(a)	130,000	111,280
4.38%, 1/31/32(a)	355,000	297,788
Level 3 Financing, Inc.
4.63%, 9/15/27(a)	910,000	656,510
4.25%, 7/1/28(a)	1,198,000	750,307
3.63%, 1/15/29(a)	1,129,000	634,193
3.75%, 7/15/29(a)	958,000	537,764
10.50%, 5/15/30(a)	1,390,000	1,399,674
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	337,000	330,941
Lithia Motors, Inc.
3.88%, 6/1/29(a)	400,000	337,684
4.38%, 1/15/31(a)	489,000	404,755
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	836,000	766,361
3.75%, 1/15/28(a)	121,000	107,280
LPL Holdings, Inc.
4.00%, 3/15/29(a)	276,000	240,719
LSB Industries, Inc.
6.25%, 10/15/28(a)	568,000	515,625
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)	243,000	213,072
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	592,000	496,611
Masonite International Corp.
5.38%, 2/1/28(a)	254,000	236,703
Match Group Holdings II LLC
3.63%, 10/1/31(a)(c)	111,000	87,658
Mattel, Inc.
5.88%, 12/15/27(a)	370,000	359,581
MGM Resorts International
6.75%, 5/1/25	453,000	450,667
4.63%, 9/1/26	146,000	136,455
5.50%, 4/15/27	449,000	419,254
4.75%, 10/15/28	77,000	67,964
Michaels Cos., Inc.
5.25%, 5/1/28(a)	800,000	640,080
7.88%, 5/1/29(a)	1,075,000	706,802
MicroStrategy, Inc.
6.13%, 6/15/28(a)	547,000	486,732
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	566,000	482,945
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)	778,000	559,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2023

Investments	Principal Amount	Value
Molina Healthcare, Inc.
4.38%, 6/15/28(a)	$80,000	$71,710
3.88%, 11/15/30(a)	870,000	720,421
3.88%, 5/15/32(a)	70,000	56,321
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(a)	585,000	567,479
MPH Acquisition Holdings LLC
5.75%, 11/1/28(a)(c)	1,691,000	1,268,504
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26	212,000	180,736
5.00%, 10/15/27	1,101,000	853,726
4.63%, 8/1/29	1,279,000	908,333
MSCI, Inc.
4.00%, 11/15/29(a)	348,000	305,906
Murphy Oil USA, Inc.
4.75%, 9/15/29	92,000	83,039
3.75%, 2/15/31(a)	234,000	191,538
Nabors Industries, Inc.
7.38%, 5/15/27(a)	530,000	514,482
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	1,663,000	1,573,763
Navient Corp.
6.13%, 3/25/24	299,000	297,705
6.75%, 6/25/25	97,000	95,641
6.75%, 6/15/26	650,000	628,855
5.00%, 3/15/27	231,000	207,877
4.88%, 3/15/28	501,000	426,757
NCR Corp.
5.00%, 10/1/28(a)	956,000	856,500
5.13%, 4/15/29(a)	553,000	488,011
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 9/30/28(a)	538,000	409,897
Newell Brands, Inc.
5.20%, 4/1/26	1,003,000	946,461
6.63%, 9/15/29(c)	365,000	349,433
6.50%, 4/1/46	222,000	164,466
News Corp.
3.88%, 5/15/29(a)	300,000	258,090
Nexstar Media, Inc.
5.63%, 7/15/27(a)	936,000	833,845
4.75%, 11/1/28(a)(c)	984,000	815,342
NextEra Energy Operating Partners LP
4.25%, 9/15/24(a)	7,000	6,717
3.88%, 10/15/26(a)	1,000	907
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 2/1/26(a)	1,660,000	1,642,221
Nordstrom, Inc.
5.00%, 1/15/44	215,000	127,089
NRG Energy, Inc.
5.25%, 6/15/29(a)	876,000	774,095
3.63%, 2/15/31(a)	650,000	494,013
3.88%, 2/15/32(a)	1,134,000	851,611
NuStar Logistics LP
5.63%, 4/28/27	729,000	694,876
6.38%, 10/1/30	605,000	573,721
Occidental Petroleum Corp.
2.90%, 8/15/24	550,000	535,276
3.40%, 4/15/26	165,000	154,295
3.50%, 8/15/29	700,000	597,625
7.50%, 5/1/31	301,000	318,714
6.45%, 9/15/36	760,000	747,065
4.40%, 8/15/49	621,000	424,764
Olin Corp.
5.13%, 9/15/27	410,000	383,678
5.63%, 8/1/29(c)	120,000	113,027
5.00%, 2/1/30(c)	70,000	62,291
ON Semiconductor Corp.
3.88%, 9/1/28(a)	216,000	191,067
OneMain Finance Corp.
6.13%, 3/15/24	177,000	176,554
6.88%, 3/15/25	575,000	570,595
7.13%, 3/15/26	613,000	600,329
6.63%, 1/15/28	387,000	357,259
3.88%, 9/15/28	200,000	160,804
5.38%, 11/15/29	465,000	389,889
4.00%, 9/15/30(c)	1,373,000	1,032,674
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	650,000	566,150
5.13%, 4/30/31(a)	1,350,000	1,083,888
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30(a)	1,286,000	1,012,648
Owens & Minor, Inc.
4.50%, 3/31/29(a)(c)	541,000	445,865
6.63%, 4/1/30(a)(c)	458,000	407,157
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(a)	901,000	784,393
Paramount Global
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 4.246% thereafter)(b)	848,000	638,230
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(b)	700,000	550,144
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 6/1/25(a)	100,000	99,951
5.88%, 10/1/28(a)(c)	414,000	377,680
4.88%, 5/15/29(a)	310,000	263,940
Patterson-UTI Energy, Inc.
3.95%, 2/1/28(c)	322,000	289,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2023

Investments	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	$579,000	$546,113
PDC Energy, Inc.
5.75%, 5/15/26	241,000	240,491
Performance Food Group, Inc.
5.50%, 10/15/27(a)	461,000	436,443
4.25%, 8/1/29(a)	187,000	161,639
PGT Innovations, Inc.
4.38%, 10/1/29(a)	625,000	577,719
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	223,000	226,485
4.25%, 4/15/31	759,000	634,091
3.50%, 3/1/32	255,000	197,543
Post Holdings, Inc.
5.63%, 1/15/28(a)	261,000	247,355
5.50%, 12/15/29(a)	204,000	184,989
4.63%, 4/15/30(a)	1,148,000	984,456
4.50%, 9/15/31(a)	1,569,000	1,308,075
PRA Health Sciences, Inc.
2.88%, 7/15/26(a)	200,000	180,894
Prestige Brands, Inc.
3.75%, 4/1/31(a)	356,000	286,915
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24(a)	90,000	89,537
5.75%, 4/15/26(a)	735,000	714,126
6.25%, 1/15/28(a)	673,000	624,133
PROG Holdings, Inc.
6.00%, 11/15/29(a)	586,000	512,105
Qorvo, Inc.
4.38%, 10/15/29	580,000	511,264
QVC, Inc.
4.45%, 2/15/25	179,000	156,774
4.75%, 2/15/27	1,024,000	630,303
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	607,000	284,701
Radian Group, Inc.
6.63%, 3/15/25	175,000	174,097
Range Resources Corp.
4.75%, 2/15/30(a)	303,000	269,055
Realogy Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	615,000	444,337
5.25%, 4/15/30(a)(c)	1,213,000	842,902
Regal Rexnord Corp.
6.05%, 4/15/28(a)	250,000	243,245
6.30%, 2/15/30(a)	250,000	242,638
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	64,000	58,552
4.50%, 2/15/29(a)	324,000	278,702
Rithm Capital Corp.
6.25%, 10/15/25(a)	485,000	460,454
RLJ Lodging Trust LP
4.00%, 9/15/29(a)(c)	435,000	356,596
ROBLOX Corp.
3.88%, 5/1/30(a)	431,000	346,339
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	315,000	272,812
Sabra Health Care LP
3.20%, 12/1/31	436,000	327,327
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	1,000	975
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	425,000	373,622
Select Medical Corp.
6.25%, 8/15/26(a)	602,000	588,708
Sensata Technologies BV
4.00%, 4/15/29(a)	500,000	431,800
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	542,000	438,928
Service Corp. International
4.63%, 12/15/27	355,000	329,586
5.13%, 6/1/29	363,000	336,722
3.38%, 8/15/30	391,000	315,400
Service Properties Trust
4.35%, 10/1/24	741,000	711,968
Silgan Holdings, Inc.
4.13%, 2/1/28	102,000	91,394
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(c)	973,000	523,746
4.13%, 12/1/30(a)	553,000	341,317
Sirius XM Radio, Inc.
5.00%, 8/1/27(a)	138,000	126,167
4.00%, 7/15/28(a)	1,046,000	893,399
5.50%, 7/1/29(a)	974,000	862,458
4.13%, 7/1/30(a)	1,625,000	1,302,470
3.88%, 9/1/31(a)	1,630,000	1,235,458
Six Flags Entertainment Corp.
5.50%, 4/15/27(a)	38,000	35,260
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	37,000	37,012
Skyworks Solutions, Inc.
3.00%, 6/1/31	585,000	457,511
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(c)	200,000	165,438
4.88%, 11/15/31(a)(c)	957,000	761,963
Southwestern Energy Co.
5.38%, 3/15/30	382,000	348,957
4.75%, 2/1/32	741,000	636,838
Spectrum Brands, Inc.
3.88%, 3/15/31(a)	403,000	327,067
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	574,000	541,558
Stagwell Global LLC
5.63%, 8/15/29(a)	812,000	658,970
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	250,000	218,835
Station Casinos LLC
4.50%, 2/15/28(a)	9,000	7,864
4.63%, 12/1/31(a)	470,000	378,768
Stericycle, Inc.
3.88%, 1/15/29(a)	300,000	258,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2023

Investments	Principal Amount	Value
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29(a)	$330,000	$301,554
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00%, 10/15/26(a)(b)	502,000	483,386
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	436,000	370,286
Sunoco LP/Sunoco Finance Corp.
4.50%, 4/30/30	606,000	525,378
Talos Production, Inc.
12.00%, 1/15/26	400,000	417,264
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	781,000	683,227
TEGNA, Inc.
4.63%, 3/15/28	1,136,000	984,742
5.00%, 9/15/29	578,000	486,248
Teleflex, Inc.
4.63%, 11/15/27	169,000	155,536
Tempur Sealy International, Inc.
3.88%, 10/15/31(a)	748,000	576,992
Tenet Healthcare Corp.
4.88%, 1/1/26	960,000	920,995
6.25%, 2/1/27	710,000	687,919
6.13%, 10/1/28(c)	1,264,000	1,187,338
6.13%, 6/15/30	761,000	715,477
Terex Corp.
5.00%, 5/15/29(a)	364,000	327,669
TerraForm Power Operating LLC
5.00%, 1/31/28(a)	637,000	578,740
Thor Industries, Inc.
4.00%, 10/15/29(a)	470,000	387,651
TopBuild Corp.
4.13%, 2/15/32(a)	306,000	249,338
Townsquare Media, Inc.
6.88%, 2/1/26(a)	430,000	404,742
TransDigm, Inc.
4.63%, 1/15/29	885,000	773,508
4.88%, 5/1/29	1,023,000	899,432
Transocean, Inc.
7.50%, 1/15/26(a)	70,000	68,629
11.50%, 1/30/27(a)	1,364,000	1,431,341
8.00%, 2/1/27(a)	217,000	209,181
8.75%, 2/15/30(a)	432,250	442,114
Travel & Leisure Co.
6.63%, 7/31/26(a)	230,000	223,937
TreeHouse Foods, Inc.
4.00%, 9/1/28	404,000	332,759
TriNet Group, Inc.
3.50%, 3/1/29(a)	451,000	380,473
Tronox, Inc.
4.63%, 3/15/29(a)	495,000	399,500
TTM Technologies, Inc.
4.00%, 3/1/29(a)	353,000	296,206
Tutor Perini Corp.
6.88%, 5/1/25(a)(c)	515,000	471,843
U.S. Foods, Inc.
4.75%, 2/15/29(a)	375,000	335,655
Under Armour, Inc.
3.25%, 6/15/26	1,000	900
United Airlines, Inc.
4.38%, 4/15/26(a)	906,000	838,893
4.63%, 4/15/29(a)	1,030,000	886,562
United Natural Foods, Inc.
6.75%, 10/15/28(a)(c)	493,000	376,711
United Rentals North America, Inc.
5.50%, 5/15/27	389,000	378,396
4.88%, 1/15/28	373,000	349,397
5.25%, 1/15/30	400,000	369,596
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 4/15/28(a)	850,000	691,730
Urban One, Inc.
7.38%, 2/1/28(a)	868,000	745,178
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 4/1/26	820,000	805,101
Vail Resorts, Inc.
6.25%, 5/15/25(a)	29,000	28,881
Valvoline, Inc.
4.25%, 2/15/30(a)	308,000	303,075
3.63%, 6/15/31(a)	124,000	96,339
Vector Group Ltd.
5.75%, 2/1/29(a)	554,000	471,188
Vertiv Group Corp.
4.13%, 11/15/28(a)	200,000	175,974
VICI Properties LP
5.13%, 5/15/32	648,000	581,703
Victoria’s Secret & Co.
4.63%, 7/15/29(a)	450,000	326,781
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	627,000	525,194
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	1,243,000	1,178,799
Vontier Corp.
2.95%, 4/1/31	684,000	527,391
Western Digital Corp.
4.75%, 2/15/26	1,153,000	1,099,962
2.85%, 2/1/29	736,000	590,544
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/28	362,000	340,479
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	235,000	210,616
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	430,000	319,159
WW International, Inc.
4.50%, 4/15/29(a)	551,000	384,951
Xerox Holdings Corp.
5.50%, 8/15/28(a)	1,268,000	1,066,870
XHR LP
4.88%, 6/1/29(a)	300,000	255,492
Yum! Brands, Inc.
4.75%, 1/15/30(a)	193,000	173,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2023

Investments	Principal Amount	Value
3.63%, 3/15/31	$193,000	$159,231
Ziff Davis, Inc.
4.63%, 10/15/30(a)	232,000	198,539
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	507,000	401,549

Total United States		210,659,616

TOTAL CORPORATE BONDS (Cost: $236,844,698)		214,117,511

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

United States - 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(e) (Cost: $11,612,103)	11,612,103	11,612,103

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $248,456,801)		225,729,614
Other Assets less Liabilities - (2.2)%		(4,931,606)

NET ASSETS - 100.0%		$220,798,008

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of September 30, 2023 on securities with variable or step rates.
(c)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,211,223 and the total market value of the collateral held by the Fund was $12,731,076. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,118,973.

(d)	The issuer missed its interest payment due on September 30, 2023 and has entered into technical default.
(e)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$214,117,511	$—	$214,117,511
Investment of Cash Collateral for Securities Loaned	—	11,612,103	—	11,612,103

Total Investments in Securities	$—	$225,729,614	$—	$225,729,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2023

Investments	Principal Amount	Value
CORPORATE BONDS - 98.7%

Germany - 1.6%
Deutsche Bank AG
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(a)	$150,000	$144,844
4.10%, 1/13/26	129,000	122,529
1.69%, 3/19/26	200,000	181,156
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(a)	150,000	135,698

Total Germany		584,227

Switzerland - 0.1%
Novartis Capital Corp.
2.00%, 2/14/27	50,000	45,219

United Kingdom - 1.5%
Astrazeneca Finance LLC
1.20%, 5/28/26	130,000	116,828
BAT Capital Corp.
2.79%, 9/6/24	50,000	48,539
3.22%, 9/6/26	62,000	57,529
3.56%, 8/15/27	54,000	49,365
2.26%, 3/25/28	131,000	110,794
Reynolds American, Inc.
4.45%, 6/12/25	85,000	82,628
Unilever Capital Corp.
2.00%, 7/28/26	100,000	91,627

Total United Kingdom		557,310

United States - 95.5%
3M Co.
2.65%, 4/15/25(b)	9,000	8,566
3.00%, 8/7/25(b)	13,000	12,387
2.88%, 10/15/27(b)	120,000	108,521
Abbott Laboratories
3.88%, 9/15/25(b)	15,000	14,615
AbbVie, Inc.
2.60%, 11/21/24	78,000	75,199
3.60%, 5/14/25	174,000	168,232
3.20%, 5/14/26	78,000	73,706
2.95%, 11/21/26	179,000	166,185
Affiliated Managers Group, Inc.
3.50%, 8/1/25	39,000	37,064
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	9,000	8,666
3.80%, 4/15/26	49,000	46,688
Allegion U.S. Holding Co., Inc.
3.20%, 10/1/24	50,000	48,482
Ally Financial, Inc.
4.63%, 3/30/25	33,000	31,862
5.80%, 5/1/25(b)	71,000	69,754
Altria Group, Inc.
2.63%, 9/16/26	80,000	73,798
Amazon.com, Inc.
3.80%, 12/5/24	9,000	8,825
3.15%, 8/22/27	79,000	73,502
Amcor Finance USA, Inc.
3.63%, 4/28/26	160,000	151,006
Ameren Corp.
1.95%, 3/15/27	160,000	142,742
American Express Co.
3.00%, 10/30/24	43,000	41,720
3.63%, 12/5/24	60,000	58,370
1.65%, 11/4/26	140,000	123,929
American Homes 4 Rent LP
4.25%, 2/15/28	100,000	93,039
American Honda Finance Corp.
2.15%, 9/10/24	88,000	85,045
1.20%, 7/8/25	86,000	79,678
American International Group, Inc.
2.50%, 6/30/25	36,000	33,956
American Water Capital Corp.
3.40%, 3/1/25	40,000	38,686
Ameriprise Financial, Inc.
3.70%, 10/15/24	50,000	48,965
Amgen, Inc.
2.60%, 8/19/26	6,000	5,540
2.20%, 2/21/27	64,000	57,472
3.20%, 11/2/27	200,000	183,644
5.15%, 3/2/28	92,000	90,520
Analog Devices, Inc.
3.45%, 6/15/27(b)	78,000	73,102
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	50,000	45,445
Apple, Inc.
3.25%, 2/23/26	25,000	23,897
2.45%, 8/4/26	50,000	46,473
1.20%, 2/8/28	132,000	112,636
Archer-Daniels-Midland Co.
2.50%, 8/11/26	32,000	29,747
AutoNation, Inc.
4.50%, 10/1/25	50,000	48,299
AutoZone, Inc.
3.13%, 4/21/26	76,000	71,369
AvalonBay Communities, Inc.
3.35%, 5/15/27	40,000	37,033
Avangrid, Inc.
3.20%, 4/15/25	66,000	63,127
Avnet, Inc.
4.63%, 4/15/26	49,000	47,139
Bank of America Corp.
4.00%, 1/22/25	15,000	14,597
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month Secured Overnight Financing Rate + 1.232% thereafter)(a)	253,000	249,628
3.95%, 4/21/25, Series L	93,000	89,805
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month Secured Overnight Financing Rate + 1.352% thereafter)(a)	161,000	155,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2023

Investments	Principal Amount	Value
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month Secured Overnight Financing Rate + 1.072% thereafter)(a)	$283,000	$272,017
4.45%, 3/3/26	94,000	90,577
3.50%, 4/19/26	196,000	185,144
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	316,000	289,851
4.25%, 10/22/26	74,000	70,313
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	150,064
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	300,000	269,289
Bank of New York Mellon Corp.
3.95%, 11/18/25	13,000	12,528
2.45%, 8/17/26	100,000	92,027
BankUnited, Inc.
4.88%, 11/17/25	38,000	35,762
Baxter International, Inc.
1.92%, 2/1/27	61,000	53,846
Becton Dickinson & Co.
3.73%, 12/15/24	95,000	92,634
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	39,000	38,004
Biogen, Inc.
4.05%, 9/15/25	130,000	125,559
Blackstone Secured Lending Fund
2.13%, 2/15/27	111,000	94,025
Boardwalk Pipelines LP
5.95%, 6/1/26	40,000	39,814
BorgWarner, Inc.
2.65%, 7/1/27	150,000	134,064
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	174,000	163,567
Broadcom, Inc.
3.15%, 11/15/25	34,000	32,117
3.46%, 9/15/26	54,000	50,690
4.11%, 9/15/28	68,000	62,726
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	46,000	43,221
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	180,000	167,602
Burlington Northern Santa Fe LLC
3.40%, 9/1/24	9,000	8,815
7.00%, 12/15/25	50,000	51,733
Cadence Design Systems, Inc.
4.38%, 10/15/24	29,000	28,610
Capital One Financial Corp.
3.30%, 10/30/24	102,000	98,874
4.25%, 4/30/25	90,000	87,102
4.20%, 10/29/25	308,000	293,678
3.75%, 7/28/26	125,000	115,899
3.80%, 1/31/28	80,000	72,097
Carrier Global Corp.
2.24%, 2/15/25	22,000	20,908
2.49%, 2/15/27	152,000	136,897
Caterpillar Financial Services Corp.
2.15%, 11/8/24	9,000	8,671
0.80%, 11/13/25	156,000	141,723
Celanese U.S. Holdings LLC
1.40%, 8/5/26	64,000	55,718
6.17%, 7/15/27	134,000	132,170
Charles Schwab Corp.
4.20%, 3/24/25	63,000	61,423
3.63%, 4/1/25	68,000	65,692
Cigna Group
3.25%, 4/15/25	114,000	109,659
4.13%, 11/15/25	81,000	78,450
1.25%, 3/15/26	91,000	81,923
Cintas Corp. No. 2
3.70%, 4/1/27	80,000	75,850
Citigroup, Inc.
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month Secured Overnight Financing Rate + 1.158% thereafter)(a)	91,000	89,381
3.30%, 4/27/25	150,000	144,141
4.40%, 6/10/25	193,000	187,264
5.50%, 9/13/25	229,000	226,259
4.60%, 3/9/26	87,000	84,025
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	99,000	94,534
3.20%, 10/21/26	305,000	281,692
4.30%, 11/20/26	48,000	45,503
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	29,000	25,841
4.45%, 9/29/27	386,000	362,581
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	123,000	111,630
Citizens Financial Group, Inc.
2.85%, 7/27/26	111,000	99,756
CNA Financial Corp.
4.50%, 3/1/26	52,000	50,386
Comcast Corp.
3.15%, 3/1/26	273,000	259,304
Conagra Brands, Inc.
4.60%, 11/1/25	123,000	119,681
Corebridge Financial, Inc.
3.65%, 4/5/27	190,000	175,756
CSX Corp.
3.35%, 11/1/25	40,000	38,285
2.60%, 11/1/26	70,000	64,263
CVS Health Corp.
3.88%, 7/20/25	190,000	183,578
1.30%, 8/21/27	155,000	131,885
4.30%, 3/25/28	191,000	180,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2023

Investments	Principal Amount	Value
DCP Midstream Operating LP
5.63%, 7/15/27	$150,000	$148,024
Dell International LLC/EMC Corp.
6.02%, 6/15/26	182,000	182,652
4.90%, 10/1/26	93,000	90,791
Devon Energy Corp.
5.85%, 12/15/25	160,000	159,154
Discover Bank
3.45%, 7/27/26	260,000	236,111
Discover Financial Services
3.95%, 11/6/24	25,000	24,339
4.50%, 1/30/26	116,000	110,967
Dollar General Corp.
4.63%, 11/1/27	170,000	162,647
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	247,000	222,352
DR Horton, Inc.
2.50%, 10/15/24	78,000	75,245
2.60%, 10/15/25(b)	25,000	23,381
DTE Energy Co.
2.53%, 10/1/24, Series C(a)	75,000	72,368
Duke Energy Corp.
2.65%, 9/1/26	60,000	55,253
4.30%, 3/15/28	96,000	90,987
Eastman Chemical Co.
3.80%, 3/15/25	54,000	52,366
eBay, Inc.
1.40%, 5/10/26	151,000	135,243
Elevance Health, Inc.
3.35%, 12/1/24	32,000	31,065
Emerson Electric Co.
1.80%, 10/15/27	130,000	113,759
Energy Transfer LP
4.40%, 3/15/27	200,000	189,744
4.00%, 10/1/27	250,000	232,192
Entergy Louisiana LLC
3.25%, 4/1/28	121,000	109,718
Enterprise Products Operating LLC
3.75%, 2/15/25	42,000	40,811
EOG Resources, Inc.
4.15%, 1/15/26	52,000	50,511
Equifax, Inc.
5.10%, 12/15/27	74,000	71,762
ERP Operating LP
3.25%, 8/1/27	120,000	109,818
Evergy Kansas Central, Inc.
2.55%, 7/1/26	62,000	57,494
Evergy, Inc.
2.45%, 9/15/24	36,000	34,785
Eversource Energy
5.45%, 3/1/28	110,000	108,965
Exelon Corp.
3.40%, 4/15/26	56,000	53,063
Exxon Mobil Corp.
2.71%, 3/6/25	63,000	60,670
2.28%, 8/16/26	55,000	50,858
Fidelity National Information Services, Inc.
4.70%, 7/15/27	120,000	116,251
Fifth Third Bancorp
2.38%, 1/28/25	50,000	47,478
Fifth Third Bank NA
3.85%, 3/15/26	200,000	185,204
Fiserv, Inc.
2.25%, 6/1/27	84,000	74,563
Florida Power & Light Co.
2.85%, 4/1/25	102,000	97,955
FMC Corp.
3.20%, 10/1/26	138,000	126,306
Fortinet, Inc.
1.00%, 3/15/26	42,000	37,454
Fortive Corp.
3.15%, 6/15/26	55,000	51,443
Fox Corp.
3.05%, 4/7/25	47,000	45,088
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	250,000	249,615
General Dynamics Corp.
2.38%, 11/15/24	9,000	8,675
3.25%, 4/1/25	32,000	30,925
General Mills, Inc.
4.00%, 4/17/25	75,000	72,914
Georgia Power Co.
2.20%, 9/15/24, Series A	82,000	79,100
Gilead Sciences, Inc.
3.50%, 2/1/25	77,000	74,801
3.65%, 3/1/26	96,000	91,904
Global Payments, Inc.
2.65%, 2/15/25	4,000	3,812
1.20%, 3/1/26	287,000	256,067
4.80%, 4/1/26	43,000	41,698
Goldman Sachs BDC, Inc.
2.88%, 1/15/26(b)	81,000	74,819
Goldman Sachs Group, Inc.
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(a)	169,000	151,181
5.95%, 1/15/27	460,000	458,450
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	60,000	53,431
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	310,000	298,204
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	214,000	189,003
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	209,000	186,528
Hasbro, Inc.
3.50%, 9/15/27	170,000	156,546
HCA, Inc.
5.25%, 4/15/25	28,000	27,657
5.88%, 2/15/26	167,000	166,175
5.25%, 6/15/26	94,000	92,103
4.50%, 2/15/27	75,000	71,580
3.13%, 3/15/27	42,000	38,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2023

Investments	Principal Amount	Value
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	$185,000	$168,065
HF Sinclair Corp.
5.88%, 4/1/26	74,000	73,810
Home Depot, Inc.
2.88%, 4/15/27	80,000	74,038
Honeywell International, Inc.
1.35%, 6/1/25	56,000	52,420
HP, Inc.
2.20%, 6/17/25	54,000	50,788
4.75%, 1/15/28	77,000	73,828
Humana, Inc.
1.35%, 2/3/27	271,000	236,128
Huntington Bancshares, Inc.
4.00%, 5/15/25	102,000	97,694
Illumina, Inc.
5.75%, 12/13/27	73,000	71,777
Intel Corp.
2.60%, 5/19/26	188,000	176,013
Intercontinental Exchange, Inc.
3.10%, 9/15/27	120,000	110,160
International Business Machines Corp.
3.45%, 2/19/26	200,000	190,690
3.30%, 5/15/26	100,000	94,763
4.50%, 2/6/28	100,000	96,632
Interstate Power & Light Co.
3.25%, 12/1/24	9,000	8,720
ITC Holdings Corp.
3.35%, 11/15/27	150,000	137,190
J M Smucker Co.
3.50%, 3/15/25	57,000	55,179
Jabil, Inc.
4.25%, 5/15/27	40,000	37,820
JB Hunt Transport Services, Inc.
3.88%, 3/1/26	43,000	41,326
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27	150,000	132,543
Jefferies Financial Group, Inc.
6.45%, 6/8/27	100,000	100,523
JPMorgan Chase & Co.
3.13%, 1/23/25	38,000	36,702
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month Secured Overnight Financing Rate + 1.417% thereafter)(a)	359,000	354,340
0.82%, 6/1/25, (0.824% fixed rate until 6/1/24; 3-month Secured Overnight Financing Rate + 0.54% thereafter)(a)	150,000	144,358
3.90%, 7/15/25	58,000	56,185
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(a)	154,000	145,071
3.30%, 4/1/26	112,000	105,701
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	331,000	310,749
3.20%, 6/15/26	46,000	43,262
2.95%, 10/1/26	54,000	50,005
4.13%, 12/15/26	59,000	56,079
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(a)	75,000	71,688
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	60,515
4.25%, 10/1/27	383,000	363,923
Juniper Networks, Inc.
1.20%, 12/10/25	48,000	43,316
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28	95,000	91,348
KeyCorp
4.15%, 10/29/25	120,000	113,432
Keysight Technologies, Inc.
4.55%, 10/30/24	58,000	57,009
Kimco Realty OP LLC
3.30%, 2/1/25	95,000	91,396
KLA Corp.
4.65%, 11/1/24	14,000	13,817
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	18,744
3.88%, 5/15/27	140,000	131,964
Kroger Co.
3.70%, 8/1/27	170,000	158,887
Laboratory Corp. of America Holdings
3.60%, 2/1/25	18,000	17,431
1.55%, 6/1/26	42,000	37,600
Lam Research Corp.
3.75%, 3/15/26	48,000	46,194
Lazard Group LLC
3.75%, 2/13/25	35,000	33,768
Lennar Corp.
4.75%, 5/30/25	119,000	116,418
Lowe’s Cos., Inc.
2.50%, 4/15/26(b)	196,000	182,113
Marathon Oil Corp.
4.40%, 7/15/27(b)	100,000	94,078
Marathon Petroleum Corp.
3.80%, 4/1/28	100,000	92,038
Marriott International, Inc.
5.75%, 5/1/25, Series EE	48,000	47,905
3.75%, 10/1/25	21,000	20,184
Marsh & McLennan Cos., Inc.
3.50%, 3/10/25	21,000	20,352
Marvell Technology, Inc.
1.65%, 4/15/26	60,000	54,271
McCormick & Co., Inc.
0.90%, 2/15/26	165,000	147,786
McDonald’s Corp.
3.70%, 1/30/26	170,000	163,525
McKesson Corp.
1.30%, 8/15/26	85,000	75,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2023

Investments	Principal Amount	Value
Meta Platforms, Inc.
3.50%, 8/15/27(b)	$120,000	$113,188
MetLife, Inc.
3.60%, 11/13/25	41,000	39,436
Micron Technology, Inc.
4.19%, 2/15/27	56,000	52,665
MidAmerican Energy Co.
3.50%, 10/15/24	36,000	35,211
Mondelez International, Inc.
1.50%, 5/4/25	69,000	64,561
Morgan Stanley
3.70%, 10/23/24	76,000	74,257
0.79%, 5/30/25, (0.79% fixed rate until 5/30/24; Secured Overnight Financing Rate + 0.525% thereafter)(a)	50,000	48,028
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(a)	93,000	90,264
4.00%, 7/23/25	100,000	96,696
0.86%, 10/21/25, Series I, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(a)	71,000	66,901
5.00%, 11/24/25	269,000	263,663
3.88%, 1/27/26	205,000	195,982
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	323,000	303,488
4.35%, 9/8/26	110,000	104,912
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	92,000	82,081
3.63%, 1/20/27	114,000	106,445
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	214,000	188,611
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	186,472
MPLX LP
4.13%, 3/1/27	193,000	182,588
4.00%, 3/15/28	98,000	90,578
National Fuel Gas Co.
5.20%, 7/15/25	8,000	7,856
NetApp, Inc.
3.30%, 9/29/24	34,000	33,108
1.88%, 6/22/25	54,000	50,498
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	65,000	57,636
4.63%, 7/15/27	110,000	106,026
NiSource, Inc.
5.25%, 3/30/28	74,000	72,555
NNN REIT, Inc.
3.50%, 10/15/27	160,000	145,998
Norfolk Southern Corp.
2.90%, 6/15/26	43,000	40,294
Northern Trust Corp.
3.95%, 10/30/25	52,000	50,084
Northrop Grumman Corp.
3.25%, 1/15/28	99,000	90,802
Nucor Corp.
2.00%, 6/1/25	10,000	9,398
O’Reilly Automotive, Inc.
3.60%, 9/1/27	120,000	112,124
Old Republic International Corp.
4.88%, 10/1/24	67,000	65,994
Omega Healthcare Investors, Inc.
5.25%, 1/15/26	118,000	114,972
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/1/24	36,000	35,122
3.60%, 4/15/26	95,000	90,267
Oracle Corp.
2.95%, 11/15/24	48,000	46,518
2.50%, 4/1/25	215,000	204,753
2.95%, 5/15/25	88,000	84,164
1.65%, 3/25/26	416,000	376,967
2.65%, 7/15/26	92,000	84,854
3.25%, 11/15/27	81,000	73,786
2.30%, 3/25/28	106,000	91,828
Otis Worldwide Corp.
2.06%, 4/5/25	123,000	116,158
Owens Corning
4.20%, 12/1/24	70,000	68,584
Packaging Corp. of America
3.65%, 9/15/24	9,000	8,803
Paramount Global
2.90%, 1/15/27(b)	120,000	106,327
PayPal Holdings, Inc.
3.90%, 6/1/27	78,000	74,492
PECO Energy Co.
3.15%, 10/15/25	11,000	10,520
PepsiCo, Inc.
3.50%, 7/17/25(b)	18,000	17,435
2.85%, 2/24/26	18,000	17,047
Philip Morris International, Inc.
1.50%, 5/1/25	79,000	73,965
0.88%, 5/1/26	110,000	97,996
4.88%, 2/15/28	112,000	108,526
Phillips 66
3.61%, 2/15/25	84,000	81,453
Pinnacle West Capital Corp.
1.30%, 6/15/25(b)	46,000	42,554
PNC Bank NA
2.50%, 8/27/24	62,000	60,064
PNC Financial Services Group, Inc.
2.60%, 7/23/26	30,000	27,676
PPL Capital Funding, Inc.
3.10%, 5/15/26	49,000	45,977
Procter & Gamble Co.
0.55%, 10/29/25	10,000	9,092
Public Service Electric & Gas Co.
3.00%, 5/15/25	33,000	31,704
0.95%, 3/15/26	10,000	9,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2023

Investments	Principal Amount	Value
Public Service Enterprise Group, Inc.
0.80%, 8/15/25	$18,000	$16,448
PulteGroup, Inc.
5.50%, 3/1/26	73,000	72,501
QUALCOMM, Inc.
3.45%, 5/20/25	93,000	90,004
Ralph Lauren Corp.
3.75%, 9/15/25	36,000	34,710
Regions Financial Corp.
2.25%, 5/18/25	37,000	34,527
Republic Services, Inc.
0.88%, 11/15/25	65,000	58,816
2.90%, 7/1/26	62,000	58,011
Revvity, Inc.
0.85%, 9/15/24	70,000	66,560
Roper Technologies, Inc.
2.35%, 9/15/24	46,000	44,492
1.00%, 9/15/25	16,000	14,625
Royalty Pharma PLC
1.20%, 9/2/25	26,000	23,641
1.75%, 9/2/27(b)	110,000	93,904
RTX Corp.
3.95%, 8/16/25	124,000	119,968
S&P Global, Inc.
2.95%, 1/22/27	50,000	46,297
Sherwin-Williams Co.
3.45%, 6/1/27	190,000	176,928
SITE Centers Corp.
4.25%, 2/1/26	90,000	84,256
Southern California Gas Co.
3.15%, 9/15/24	156,000	152,052
Southern Co.
3.25%, 7/1/26	177,000	166,007
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	100,000	94,082
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	121,000	109,743
Stanley Black & Decker, Inc.
3.40%, 3/1/26	37,000	34,995
Starbucks Corp.
2.45%, 6/15/26	50,000	46,311
State Street Corp.
3.55%, 8/18/25	79,000	75,917
Steel Dynamics, Inc.
1.65%, 10/15/27	180,000	153,261
Stifel Financial Corp.
4.25%, 7/18/24	7,000	6,887
Stryker Corp.
3.50%, 3/15/26	77,000	73,430
Synchrony Financial
3.70%, 8/4/26	68,000	61,384
3.95%, 12/1/27	203,000	178,518
Take-Two Interactive Software, Inc.
3.70%, 4/14/27	150,000	140,463
Target Corp.
2.25%, 4/15/25	54,000	51,452
TCI Communications, Inc.
7.88%, 2/15/26	100,000	104,838
TD SYNNEX Corp.
1.75%, 8/9/26	125,000	109,880
Teledyne Technologies, Inc.
1.60%, 4/1/26(b)	70,000	63,408
Textron, Inc.
4.00%, 3/15/26(b)	14,000	13,449
Toyota Motor Credit Corp.
2.00%, 10/7/24	27,000	26,028
3.00%, 4/1/25	166,000	159,924
0.80%, 10/16/25	168,000	152,989
5.45%, 11/10/27	250,000	250,927
Truist Financial Corp.
4.00%, 5/1/25	54,000	52,131
3.70%, 6/5/25	101,000	96,928
1.20%, 8/5/25	52,000	47,666
1.13%, 8/3/27	221,000	184,478
Tyson Foods, Inc.
4.00%, 3/1/26	45,000	43,216
U.S. Bancorp
3.95%, 11/17/25	66,000	63,536
3.15%, 4/27/27, Series X	79,000	71,996
Union Pacific Corp.
3.25%, 8/15/25	23,000	22,106
UnitedHealth Group, Inc.
5.25%, 2/15/28	92,000	92,157
Valero Energy Corp.
2.15%, 9/15/27	84,000	74,038
Verizon Communications, Inc.
3.50%, 11/1/24	76,000	74,205
3.38%, 2/15/25	46,000	44,515
1.45%, 3/20/26	106,000	95,733
2.63%, 8/15/26	101,000	93,322
2.10%, 3/22/28	213,000	183,086
VF Corp.
2.40%, 4/23/25	34,000	32,044
VMware, Inc.
1.40%, 8/15/26	342,000	301,918
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	75,000	73,017
3.45%, 6/1/26	76,000	70,476
Waste Management, Inc.
3.15%, 11/15/27	120,000	110,434
WEC Energy Group, Inc.
3.55%, 6/15/25	26,000	24,975
Wells Fargo & Co.
3.00%, 2/19/25	86,000	82,634
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; 3-month Secured Overnight Financing Rate + 1.087% thereafter)(a)	145,000	138,945
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month Secured Overnight Financing Rate + 1.012% thereafter)(a)	100,000	94,422
3.91%, 4/25/26, (3.908% fixed rate until 4/25/25; Secured Overnight Financing Rate + 1.32% thereafter)(a)	76,000	73,241
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	236,000	221,668
4.10%, 6/3/26	50,000	47,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2023

Investments	Principal Amount	Value
3.00%, 10/23/26	$135,000	$123,931
4.30%, 7/22/27	382,000	360,226
Western Midstream Operating LP
4.50%, 3/1/28	79,000	73,512
Western Union Co.
2.85%, 1/10/25	57,000	54,559
1.35%, 3/15/26	13,000	11,593
Whirlpool Corp.
3.70%, 5/1/25	41,000	39,636
Willis North America, Inc.
4.65%, 6/15/27	110,000	105,354
WRKCo, Inc.
3.00%, 9/15/24	30,000	29,273
3.75%, 3/15/25	89,000	86,458
WW Grainger, Inc.
1.85%, 2/15/25	32,000	30,412
Xcel Energy, Inc.
3.30%, 6/1/25	14,000	13,418
1.75%, 3/15/27	70,000	61,601
Zimmer Biomet Holdings, Inc.
3.55%, 4/1/25	95,000	91,627
Zoetis, Inc.
3.00%, 9/12/27(b)	80,000	73,440

Total United States		35,542,452

TOTAL CORPORATE BONDS (Cost: $38,484,940)		36,729,208

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $803,820)	803,820	803,820

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $39,288,760)		37,533,028
Other Assets less Liabilities - (0.8)%		(304,791)

NET ASSETS - 100.0%		$37,228,237

(a)	Rate shown reflects the accrual rate as of September 30, 2023 on securities with variable or step rates.
(b)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $878,419 and the total market value of the collateral held by the Fund was $905,919. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $102,099.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$36,729,208	$—	$36,729,208
Investment of Cash Collateral for Securities Loaned	—	803,820	—	803,820

Total Investments in Securities	$—	$37,533,028	$—	$37,533,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 88.3%

Brazil - 3.8%
Ambev SA	54,371	$142,413
B3 SA - Brasil Bolsa Balcao	69,407	170,425
Banco Santander Brasil SA	4,951	25,768
CCR SA	15,864	40,855
Centrais Eletricas Brasileiras SA	6,151	45,335
Cosan SA	11,204	38,367
Equatorial Energia SA	10,902	69,831
Grupo Casas Bahia SA*	19,565	2,463
Hapvida Participacoes e Investimentos SA*(a)	43,268	40,630
JBS SA	12,304	44,371
Klabin SA	10,722	51,005
Localiza Rent a Car SA	7,243	84,742
Lojas Renner SA	14,635	39,181
Magazine Luiza SA*	35,855	15,187
Natura & Co. Holding SA*	9,133	26,568
Raia Drogasil SA	11,912	65,733
Rumo SA	15,864	72,328
Suzano SA	8,726	94,631
Telefonica Brasil SA	6,681	57,637
Vale SA	41,031	553,999
Vibra Energia SA	10,722	40,530
WEG SA	19,508	141,364

Total Brazil		1,863,363

Chile - 0.6%
Banco de Chile	537,138	54,408
Banco de Credito e Inversiones SA	818	20,837
Banco Santander Chile	906,417	41,752
Cencosud SA	30,362	57,268
Empresas CMPC SA	4,515	8,269
Empresas Copec SA	4,792	33,794
Enel Americas SA*	380,816	43,480
Falabella SA	6,884	15,302

Total Chile		275,110

China - 26.8%
Agricultural Bank of China Ltd., Class H	330,000	123,036
Airtac International Group	1,000	30,328
Alibaba Group Holding Ltd.*	143,400	1,567,323
Anhui Conch Cement Co. Ltd., Class H	16,000	42,595
ANTA Sports Products Ltd.	10,200	114,804
Baidu, Inc., ADR*	2,580	346,623
Bank of China Ltd., Class H	772,000	270,087
Bank of Communications Co. Ltd., Class H	113,000	68,390
BeiGene Ltd., ADR*	457	82,201
Bilibili, Inc., ADR*(b)	1,517	20,889
BYD Co. Ltd., Class H	9,000	278,095
BYD Electronic International Co. Ltd.	7,500	34,187
China Conch Venture Holdings Ltd.	10,500	8,956
China Construction Bank Corp., Class H	906,000	511,312
China Everbright Bank Co. Ltd., Class H	73,000	21,904
China International Capital Corp. Ltd., Class H(a)	21,200	38,871
China Life Insurance Co. Ltd., Class H	73,000	113,715
China Longyuan Power Group Corp. Ltd., Class H	32,000	27,866
China Mengniu Dairy Co. Ltd.	31,000	103,903
China Merchants Bank Co. Ltd., Class H	51,000	212,938
China Minsheng Banking Corp. Ltd., Class H	81,000	27,718
China Overseas Land & Investment Ltd.	40,500	83,980
China Pacific Insurance Group Co. Ltd., Class H	31,800	79,583
China Petroleum & Chemical Corp., Class H	252,000	137,715
China Resources Beer Holdings Co. Ltd.	14,000	76,776
China Resources Gas Group Ltd.	8,700	25,494
China Resources Land Ltd.	28,000	111,544
China Shenhua Energy Co. Ltd., Class H	36,500	118,376
China Taiping Insurance Holdings Co. Ltd.	22,200	22,110
China Tower Corp. Ltd., Class H(a)	444,000	42,519
China Yangtze Power Co. Ltd., Class A	17,000	51,893
CITIC Ltd.	64,000	58,837
CITIC Securities Co. Ltd., Class H	39,000	79,077
CMOC Group Ltd., Class H	45,000	28,901
Contemporary Amperex Technology Co. Ltd., Class A	2,140	59,635
COSCO SHIPPING Holdings Co. Ltd., Class H	39,800	40,807
Country Garden Holdings Co. Ltd.*	72,000	8,366
Country Garden Services Holdings Co. Ltd.(b)	12,000	12,380
CSPC Pharmaceutical Group Ltd.	98,000	71,825
Daqo New Energy Corp., ADR*	726	21,976
ENN Energy Holdings Ltd.	7,500	62,246
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,608	24,027
Fosun International Ltd.	27,500	17,381
Fuyao Glass Industry Group Co. Ltd., Class H(a)	12,400	56,840
GDS Holdings Ltd., ADR*(b)	1,204	13,184
Geely Automobile Holdings Ltd.	67,000	79,046
GF Securities Co. Ltd., Class H	29,000	38,954
Great Wall Motor Co. Ltd., Class H	34,500	41,144
H World Group Ltd., ADR*	1,498	59,066
Haier Smart Home Co. Ltd., Class H	24,600	77,426
Haitong Securities Co. Ltd., Class H	44,400	26,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2023

Investments	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	1,100	$5,773
Huatai Securities Co. Ltd., Class H(a)	32,600	41,625
Industrial & Commercial Bank of China Ltd., Class H	641,000	308,557
Innovent Biologics, Inc.*(a)	11,500	56,165
iQIYI, Inc., ADR*	2,701	12,803
JD Health International, Inc.*(a)	4,600	23,846
JD.com, Inc., ADR	8,476	246,906
JD.com, Inc., Class A	2,338	34,360
JOYY, Inc., ADR	794	30,259
Kingdee International Software Group Co. Ltd.*	26,000	32,003
Kweichow Moutai Co. Ltd., Class A	700	172,801
Lenovo Group Ltd.	84,000	86,554
Li Auto, Inc., ADR*(b)	1,905	67,913
Li Ning Co. Ltd.	21,000	88,351
Longfor Group Holdings Ltd.(a)	19,000	34,158
LONGi Green Energy Technology Co. Ltd., Class A	4,572	17,119
Luzhou Laojiao Co. Ltd., Class A	900	26,762
Meituan, Class B*(a)	39,420	576,815
Muyuan Foods Co. Ltd., Class A	3,200	16,642
NetEase, Inc., ADR	3,875	388,120
New China Life Insurance Co. Ltd., Class H	18,400	44,356
NIO, Inc., ADR*	12,565	113,588
PDD Holdings, Inc., ADR*	3,716	364,428
People’s Insurance Co. Group of China Ltd., Class H	111,000	39,826
PetroChina Co. Ltd., Class H	224,000	168,747
PICC Property & Casualty Co. Ltd., Class H	74,000	95,053
Ping An Bank Co. Ltd., Class A	21,200	32,590
Ping An Healthcare & Technology Co. Ltd.*(a)	4,600	10,737
Ping An Insurance Group Co. of China Ltd., Class H	62,000	355,050
Postal Savings Bank of China Co. Ltd., Class H(a)	130,000	65,732
SF Holding Co. Ltd., Class A	4,800	26,880
Shenzhou International Group Holdings Ltd.	8,500	81,398
Shimao Group Holdings Ltd.*	9,500	910
Silergy Corp.	3,000	28,299
Sino Biopharmaceutical Ltd.	88,000	31,798
Smoore International Holdings Ltd.(a)	5,000	4,539
Sunny Optical Technology Group Co. Ltd.	7,500	52,382
Tencent Holdings Ltd.	53,700	2,099,496
Tencent Music Entertainment Group, ADR*	4,446	28,365
Trip.com Group Ltd., ADR*	5,151	180,130
Want Want China Holdings Ltd.	67,000	43,716
Weibo Corp., ADR	1,021	12,803
Weichai Power Co. Ltd., Class H	30,000	40,833
Wharf Holdings Ltd.	15,000	37,616
Wuliangye Yibin Co. Ltd., Class A	3,200	68,561
WuXi AppTec Co. Ltd., Class H(a)	4,340	51,951
Wuxi Biologics Cayman, Inc.*(a)	33,000	192,349
Xiaomi Corp., Class B*(a)	152,200	239,809
Xinyi Solar Holdings Ltd.	66,026	49,402
XPeng, Inc., ADR*	1,905	34,976
Yum China Holdings, Inc.	3,769	210,009
Zai Lab Ltd., ADR*(b)	851	20,688
Zijin Mining Group Co. Ltd., Class H	68,000	104,016
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	51,600	28,067
ZTE Corp., Class H	11,000	33,217
ZTO Express Cayman, Inc., ADR	3,689	89,163

Total China		13,022,506

Czech Republic - 0.2%
CEZ AS	2,009	85,586

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	2,904	22,122
OTP Bank Nyrt	2,276	82,532
Richter Gedeon Nyrt	1,995	48,491

Total Hungary		153,145

India - 14.7%
Adani Green Energy Ltd.*	3,541	42,094
Adani Ports & Special Economic Zone Ltd.	5,704	56,679
Ambuja Cements Ltd.	8,663	44,316
Apollo Hospitals Enterprise Ltd.	858	53,084
Asian Paints Ltd.	3,571	135,934
Aurobindo Pharma Ltd.	3,755	41,346
Avenue Supermarts Ltd.*(a)	1,536	67,987
Axis Bank Ltd.	21,671	270,544
Bajaj Finance Ltd.	2,675	251,607
Bajaj Finserv Ltd.	4,092	75,898
Bandhan Bank Ltd.(a)	9,317	28,229
Bharti Airtel Ltd.	24,391	272,104
Britannia Industries Ltd.	831	45,404
Cipla Ltd.	3,791	54,150
Divi’s Laboratories Ltd.	1,170	53,049
Dr. Reddy’s Laboratories Ltd.	1,221	82,149
GAIL India Ltd.	14,138	21,179
Godrej Consumer Products Ltd.*	5,361	64,016
Grasim Industries Ltd.	4,180	97,773
HCL Technologies Ltd.	11,283	167,775
HDFC Life Insurance Co. Ltd.(a)	7,894	60,592
Hindalco Industries Ltd.	14,906	88,431
Hindustan Unilever Ltd.	7,795	231,443
ICICI Bank Ltd.	49,218	564,185
ICICI Lombard General Insurance Co. Ltd.(a)	2,108	33,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2023

Investments	Shares	Value
Infosys Ltd.	32,440	$560,757
ITC Ltd.	28,907	154,697
JSW Steel Ltd.	10,211	95,862
Kotak Mahindra Bank Ltd.	5,119	106,996
Larsen & Toubro Ltd.	6,253	227,673
Lupin Ltd.	3,161	44,584
Mahindra & Mahindra Ltd.	8,292	155,198
Marico Ltd.	5,361	36,259
Maruti Suzuki India Ltd.	1,410	180,163
NTPC Ltd.	42,387	125,337
Oil & Natural Gas Corp. Ltd.	24,740	57,157
Pidilite Industries Ltd.	1,513	44,447
Power Grid Corp. of India Ltd.	43,420	104,444
Reliance Industries Ltd.	27,042	763,638
Samvardhana Motherson International Ltd.	22,777	26,331
SBI Life Insurance Co. Ltd.(a)	4,722	74,229
Shriram Finance Ltd.	2,514	58,107
State Bank of India	16,722	120,530
Sun Pharmaceutical Industries Ltd.	8,214	114,608
Tata Consultancy Services Ltd.	9,137	388,251
Tata Consumer Products Ltd.	8,052	85,028
Tata Motors Ltd.	19,572	148,532
Tata Steel Ltd.	63,382	98,384
Tech Mahindra Ltd.	6,933	102,090
Titan Co. Ltd.	3,407	129,188
UltraTech Cement Ltd.	1,095	108,850
UPL Ltd.	4,181	31,027
Vedanta Ltd.	21,480	57,566
Wipro Ltd.	11,990	58,628

Total India		7,161,772

Indonesia - 2.0%
Astra International Tbk PT	245,300	98,802
Bank Central Asia Tbk PT	531,900	303,722
Bank Mandiri Persero Tbk PT	416,200	162,252
Bank Rakyat Indonesia Persero Tbk PT	643,800	217,655
Charoen Pokphand Indonesia Tbk PT*	115,800	40,648
Telkom Indonesia Persero Tbk PT	560,100	135,903
Unilever Indonesia Tbk PT	120,700	29,208

Total Indonesia		988,190

Luxembourg - 0.1%
Reinet Investments SCA	1,824	40,250

Malaysia - 1.1%
CIMB Group Holdings Bhd	81,543	94,304
Dialog Group Bhd	31,200	14,087
Hartalega Holdings Bhd*	21,000	8,900
Hong Leong Bank Bhd	7,300	30,318
IHH Healthcare Bhd	45,600	56,815
Malayan Banking Bhd	9,150	17,130
Petronas Chemicals Group Bhd	30,900	47,318
Petronas Gas Bhd	19,200	68,863
Press Metal Aluminium Holdings Bhd	46,000	46,145
Public Bank Bhd	125,000	108,088
Tenaga Nasional Bhd	21,400	45,532
Top Glove Corp. Bhd*	30,700	5,067

Total Malaysia		542,567

Mexico - 3.2%
America Movil SAB de CV, Series B(b)	366,459	318,202
Cemex SAB de CV, Series CPO*	160,332	104,898
Fibra Uno Administracion SA de CV	33,668	56,280
Fomento Economico Mexicano SAB de CV	21,198	232,161
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,615	59,584
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,080	75,599
Grupo Bimbo SAB de CV, Series A	19,630	94,905
Grupo Financiero Banorte SAB de CV, Class O	28,651	240,884
Grupo Mexico SAB de CV, Series B	30,596	145,229
Grupo Televisa SAB, Series CPO	26,317	16,037
Sitios Latinoamerica SAB de CV*(b)	18,918	7,555
Wal-Mart de Mexico SAB de CV	58,023	219,024

Total Mexico		1,570,358

Philippines - 0.6%
ACEN Corp.	6,547	568
Ayala Corp.	3,580	39,485
Ayala Land, Inc.	104,800	54,552
Bank of the Philippine Islands	21,437	42,438
BDO Unibank, Inc.	27,742	69,581
JG Summit Holdings, Inc.	34,030	22,917
SM Investments Corp.	150	2,236
SM Prime Holdings, Inc.	105,800	56,663

Total Philippines		288,440

Poland - 0.7%
Allegro.eu SA*(a)	4,094	30,233
Bank Polska Kasa Opieki SA	2,741	63,391
CD Projekt SA	756	21,684
Dino Polska SA*(a)	116	9,434
KGHM Polska Miedz SA	2,026	51,961
ORLEN SA	3,499	47,053
Powszechna Kasa Oszczednosci Bank Polski SA*	8,468	67,355
Powszechny Zaklad Ubezpieczen SA	6,954	65,907

Total Poland		357,018

Russia - 0.0%
Gazprom PJSC*†	99,020	0
LUKOIL PJSC*†	2,998	0
Magnit PJSC*†	903	0
MMC Norilsk Nickel PJSC*†	367	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2023

Investments	Shares	Value
MMC Norilsk Nickel PJSC, ADR*†	8	$0
Mobile TeleSystems PJSC, ADR*†	2,887	0
Novatek PJSC*†	6,960	0
Novolipetsk Steel PJSC*†	12,900	0
Polymetal International PLC*†	2,011	0
Polyus PJSC*†	326	0
Rosneft Oil Co. PJSC*†	3,254	0
Rosneft Oil Co. PJSC, GDR*†(c)	1,340	0
Sberbank of Russia PJSC, ADR*†	21,191	0
Severstal PAO, GDR*†(c)	2,080	0
Surgutneftegas PJSC*†	112,960	0
Tatneft PJSC*†	12,210	0
TCS Group Holding PLC, GDR*†(c)	430	0
X5 Retail Group NV, GDR*†(c)	1,673	0
Yandex NV, Class A*†	2,324	0

Total Russia		0

South Africa - 4.5%
Absa Group Ltd.	9,241	85,757
Anglo American Platinum Ltd.	409	15,326
Aspen Pharmacare Holdings Ltd.	4,431	40,412
Bid Corp. Ltd.	2,617	58,655
Bidvest Group Ltd.	3,904	56,527
Capitec Bank Holdings Ltd.	611	55,664
Clicks Group Ltd.	2,322	31,879
Discovery Ltd.*	4,747	34,560
Exxaro Resources Ltd.	2,542	23,259
FirstRand Ltd.	39,912	135,290
Gold Fields Ltd.	8,966	97,711
Growthpoint Properties Ltd.	36,606	20,499
Impala Platinum Holdings Ltd.(b)	7,764	40,742
Mr Price Group Ltd.	3,739	27,577
MTN Group Ltd.	17,157	102,772
MultiChoice Group*	4,478	17,599
Naspers Ltd., Class N	4,721	758,178
Nedbank Group Ltd.	4,784	51,379
Northam Platinum Holdings Ltd.	4,221	25,726
Old Mutual Ltd.	79,039	50,597
Remgro Ltd.	6,173	48,658
Sanlam Ltd.	20,944	73,006
Sasol Ltd.	6,004	83,185
Shoprite Holdings Ltd.	5,728	72,922
Sibanye Stillwater Ltd.	20,970	32,536
Standard Bank Group Ltd.	8,610	83,964
Vodacom Group Ltd.	3,627	20,361
Woolworths Holdings Ltd.	14,554	52,401

Total South Africa		2,197,142

South Korea - 11.9%
Amorepacific Corp.	368	33,271
Celltrion Healthcare Co. Ltd.	845	39,451
Celltrion, Inc.	910	93,873
CJ CheilJedang Corp.	73	16,608
Coway Co. Ltd.	566	17,323
E-MART, Inc.	99	5,165
Hana Financial Group, Inc.	2,801	88,115
Hankook Tire & Technology Co. Ltd.	941	27,615
Hanon Systems	2,393	16,705
Hanwha Galleria Corp.*	4,812	4,051
Hanwha Solutions Corp.*	1,202	26,500
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	376	30,929
HLB, Inc.*	1,167	25,945
Hyundai Engineering & Construction Co. Ltd.	1,290	34,654
Hyundai Glovis Co. Ltd.	184	25,144
Hyundai Motor Co.	1,545	218,801
Hyundai Steel Co.	756	21,318
Kakao Corp.	467	15,210
KB Financial Group, Inc.	3,532	144,746
Kia Corp.	2,362	142,483
Korea Electric Power Corp.*	2,431	32,464
Korea Investment Holdings Co. Ltd.	488	19,203
Korean Air Lines Co. Ltd.	1,675	26,998
KT&G Corp.	867	55,448
Kumho Petrochemical Co. Ltd.	274	27,229
LG Chem Ltd.	453	166,677
LG Display Co. Ltd.*	3,413	33,159
LG Electronics, Inc.	1,020	76,270
LG H&H Co. Ltd.	76	25,148
Lotte Chemical Corp.	111	11,278
NAVER Corp.	1,112	166,050
NCSoft Corp.	142	23,414
Orion Corp.	256	24,340
POSCO Future M Co. Ltd.	257	68,469
POSCO Holdings, Inc.	608	241,055
S-Oil Corp.	464	27,233
Samsung Biologics Co. Ltd.*(a)	142	71,663
Samsung Electro-Mechanics Co. Ltd.	543	55,290
Samsung Electronics Co. Ltd.	50,019	2,535,423
Samsung Fire & Marine Insurance Co. Ltd.	274	52,895
Samsung Heavy Industries Co. Ltd.*	4,451	25,860
Samsung Life Insurance Co. Ltd.	620	32,300
Samsung SDI Co. Ltd.	509	193,129
Samsung SDS Co. Ltd.	304	30,459
Shinhan Financial Group Co. Ltd.	4,027	106,241
SK Hynix, Inc.	5,038	428,234
SK Innovation Co. Ltd.*	469	51,717
SK Square Co. Ltd.*	330	10,381
SK Telecom Co. Ltd.	911	35,106
SK, Inc.	365	39,546
Woori Financial Group, Inc.	5,173	46,999
Yuhan Corp.	524	29,435

Total South Korea		5,797,020

Taiwan - 15.5%
Acer, Inc.	71,000	79,841
Advantech Co. Ltd.	3,299	35,258

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2023

Investments	Shares	Value
ASE Technology Holding Co. Ltd.	40,000	$135,686
Asia Cement Corp.	16,000	19,702
AUO Corp.	67,800	34,445
Cathay Financial Holding Co. Ltd.	86,468	119,334
Chang Hwa Commercial Bank Ltd.	43,275	23,125
Cheng Shin Rubber Industry Co. Ltd.	26,000	34,231
China Development Financial Holding Corp.*	144,000	52,639
China Steel Corp.	120,000	93,865
Chunghwa Telecom Co. Ltd.	38,000	136,553
Compal Electronics, Inc.	67,000	63,720
CTBC Financial Holding Co. Ltd.	158,000	119,918
Delta Electronics, Inc.	17,000	170,893
E.Sun Financial Holding Co. Ltd.	121,986	91,639
Evergreen Marine Corp. Taiwan Ltd.	5,600	20,124
Far EasTone Telecommunications Co. Ltd.	13,000	29,278
First Financial Holding Co. Ltd.	111,919	92,051
Formosa Chemicals & Fibre Corp.	37,000	70,491
Formosa Petrochemical Corp.	11,000	27,465
Formosa Plastics Corp.	40,000	98,883
Fubon Financial Holding Co. Ltd.	75,325	141,640
Giant Manufacturing Co. Ltd.	2,036	11,258
Hon Hai Precision Industry Co. Ltd.	122,000	393,055
Hotai Motor Co. Ltd.	3,060	62,090
Hua Nan Financial Holdings Co. Ltd.	76,698	48,708
Innolux Corp.*	60,990	24,845
Largan Precision Co. Ltd.	1,000	66,139
Lite-On Technology Corp., ADR	19,000	71,514
MediaTek, Inc.	13,000	295,999
Mega Financial Holding Co. Ltd.	105,487	123,197
Nan Ya Plastics Corp.	43,000	88,716
Nanya Technology Corp.	24,000	48,772
Novatek Microelectronics Corp.	5,000	65,519
President Chain Store Corp.	5,000	40,659
Quanta Computer, Inc.	26,000	192,903
SinoPac Financial Holdings Co. Ltd.	156,697	84,464
Taishin Financial Holding Co. Ltd.	119,937	66,507
Taiwan Cement Corp.	46,997	48,408
Taiwan Cooperative Financial Holding Co. Ltd.	108,268	85,862
Taiwan Mobile Co. Ltd.	26,000	76,195
Taiwan Semiconductor Manufacturing Co. Ltd.	213,000	3,450,969
Uni-President Enterprises Corp.	66,000	143,325
Unimicron Technology Corp.	10,000	53,748
United Microelectronics Corp.	116,000	162,426
Winbond Electronics Corp.	45,000	35,269
Yuanta Financial Holding Co. Ltd.	117,222	90,965

Total Taiwan		7,522,293

Thailand - 2.2%
Advanced Info Service PCL, NVDR	14,800	92,671
Airports of Thailand PCL, NVDR*	45,800	87,732
Bangkok Dusit Medical Services PCL, NVDR	75,500	55,465
Central Pattana PCL, NVDR	38,500	66,876
Charoen Pokphand Foods PCL, NVDR	64,500	36,667
CP ALL PCL, NVDR	42,300	70,282
Delta Electronics Thailand PCL, NVDR	35,200	79,995
Energy Absolute PCL, NVDR	23,400	32,774
Gulf Energy Development PCL, NVDR	14,700	18,369
Home Product Center PCL, NVDR	91,100	31,274
Intouch Holdings PCL, NVDR	22,900	46,382
Kasikornbank PCL, NVDR	17,800	61,594
Minor International PCL, NVDR	48,300	41,452
PTT Exploration & Production PCL, NVDR	14,000	65,747
PTT Global Chemical PCL, NVDR	27,400	25,961
PTT Oil & Retail Business PCL, NVDR	57,400	29,478
PTT PCL, NVDR	135,900	125,030
SCB X PCL, NVDR	4,900	13,793
Siam Cement PCL, NVDR	10,100	83,491

Total Thailand		1,065,033

Turkey - 0.1%
BIM Birlesik Magazalar AS	5,267	52,776

TOTAL COMMON STOCKS (Cost: $49,424,504)		42,982,569

PREFERRED STOCKS - 2.9%

Brazil - 2.8%
Banco Bradesco SA	77,357	221,011
Gerdau SA	14,618	70,473
Itau Unibanco Holding SA	55,182	299,988
Itausa SA	68,174	123,267
Petroleo Brasileiro SA	95,034	657,712

Total Brazil		1,372,451

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	947	56,026

TOTAL PREFERRED STOCKS (Cost: $1,180,729)		1,428,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2023

Investments	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%
Localiza Rent a Car SA, expiring 11/10/23*	53	$170

Chile - 0.0%
Banco de Credito e Inversiones SA, expiring 10/21/23*	106	88

TOTAL RIGHTS (Cost: $0)		258

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d) (Cost: $401,885)	401,885	401,885

TOTAL INVESTMENTS IN SECURITIES - 92.0% (Cost: $51,007,118)		44,813,189
Other Assets less Liabilities - 8.0%		3,899,930

NET ASSETS - 100.0%		$48,713,119

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $461,219 and the total market value of the collateral held by the Fund was $492,712. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $90,827.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/5/2023	91,468	USD	122,522,111	KRW	$671	$—
HSBC Holdings PLC	10/2/2023	14,245	USD	270,525	ZAR	—	(115)
State Street Bank and Trust	10/3/2023	18,682	USD	93,523	BRL	—	(3)
State Street Bank and Trust	10/3/2023	5,052	USD	184,715	THB	—	(21)

						$671	$(139)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2023

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	30	12/29/23	$6,081,328	$(18,264)
5 Year U.S. Treasury Note	57	12/29/23	6,005,484	(48,258)
10 Year U.S. Treasury Note	56	12/19/23	6,051,500	(106,693)
U.S. Treasury Long Bond	51	12/19/23	5,802,844	(319,510)
Ultra 10 Year U.S. Treasury Note	53	12/19/23	5,912,813	(160,166)

			$29,853,969	$(652,891)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	42,982,569	—	—		42,982,569
Preferred Stocks	1,428,477	—	—		1,428,477
Rights	258	—	—		258
Investment of Cash Collateral for Securities Loaned	—	401,885	—		401,885

Total Investments in Securities	$44,411,304	$401,885	$0		$44,813,189

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$671	$—		$671
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(139)	$—		$(139)
Futures Contracts[1]	(652,891)	—	—		(652,891)

Total - Net	$43,758,413	$402,417	$0		$44,160,830

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 91.2%

Australia - 6.7%
ANZ Group Holdings Ltd.	50,048	$828,843
Aristocrat Leisure Ltd.	11,618	306,304
ASX Ltd.(a)	4,867	179,423
BHP Group Ltd.(a)	86,226	2,462,524
Brambles Ltd.	25,738	237,874
Cochlear Ltd.(a)	142	23,399
Coles Group Ltd.	22,276	223,705
Commonwealth Bank of Australia(a)	31,076	2,005,043
CSL Ltd.	7,690	1,244,752
Dexus(a)	3,768	17,753
Fortescue Metals Group Ltd.(a)	28,250	381,425
Goodman Group	28,797	398,661
Insurance Australia Group Ltd.	54,459	199,640
Lottery Corp. Ltd.	33,117	100,884
Macquarie Group Ltd.	6,099	660,235
National Australia Bank Ltd.(a)	57,931	1,086,888
Newcrest Mining Ltd.	13,493	213,529
Northern Star Resources Ltd.(a)	20,922	141,242
QBE Insurance Group Ltd.	29,537	299,482
Ramsay Health Care Ltd.(a)	3,140	105,117
Rio Tinto Ltd.	5,788	424,174
Rio Tinto PLC	19,949	1,259,804
Santos Ltd.(a)	14,905	75,996
Scentre Group	45,523	72,276
Sonic Healthcare Ltd.	8,617	165,730
South32 Ltd.	84,426	184,716
Stockland	15,544	39,326
Tabcorp Holdings Ltd.	33,117	20,091
Telstra Group Ltd.	114,403	284,267
Transurban Group(a)	48,179	394,592
Wesfarmers Ltd.	21,813	744,169
Westpac Banking Corp.	64,340	878,254
Woodside Energy Group Ltd.(a)	29,843	702,822
Woolworths Group Ltd.	23,432	564,391

Total Australia		16,927,331

Austria - 0.1%
Erste Group Bank AG	4,683	162,726

Belgium - 0.6%
Ageas SA	3,140	129,754
Anheuser-Busch InBev SA	13,963	776,272
KBC Group NV	4,208	263,482
Solvay SA	785	87,143
UCB SA	1,884	154,668
Umicore SA(a)	3,826	90,940

Total Belgium		1,502,259

China - 0.3%
BOC Hong Kong Holdings Ltd.	81,500	223,213
Prosus NV(a)	18,511	547,191

Total China		770,404

Denmark - 3.3%
Ambu AS, Class B*	4,239	44,453
AP Moller - Maersk AS, Class B	157	283,876
Carlsberg AS, Class B	963	121,879
Chr Hansen Holding AS	1,884	115,664
Coloplast AS, Class B	2,648	281,072
Danske Bank AS	4,242	98,985
DSV AS	3,774	706,768
Genmab AS*	1,099	391,341
GN Store Nord AS*	2,807	50,913
Novo Nordisk AS, Class B	57,016	5,212,489
Novozymes AS, Class B	3,768	152,310
Orsted AS(b)	3,622	198,040
Pandora AS	1,727	179,389
Vestas Wind Systems AS*	17,431	375,091

Total Denmark		8,212,270

Finland - 0.9%
Elisa Oyj	1,350	62,733
Fortum Oyj(a)	7,826	91,102
Kesko Oyj, Class B	6,437	115,653
Kone Oyj, Class B	7,379	311,876
Neste Oyj(a)	8,164	277,720
Nokia Oyj	111,884	422,655
Nordea Bank Abp	40,151	443,929
Sampo Oyj, Class A	6,437	279,286
Stora Enso Oyj, Class R	7,068	88,976
UPM-Kymmene Oyj	6,751	232,083

Total Finland		2,326,013

France - 11.4%
Air Liquide SA	9,443	1,598,045
Airbus SE	10,809	1,453,163
Alstom SA	5,547	132,727
Arkema SA	314	31,104
Atos SE*(a)	1,570	10,984
AXA SA	34,844	1,039,591
BNP Paribas SA	18,257	1,168,088
Bouygues SA	1,058	37,122
Bureau Veritas SA	1,413	35,171
Capgemini SE	3,244	569,454
Carrefour SA	5,344	92,140
Cie de Saint-Gobain SA	9,891	595,653
Cie Generale des Etablissements Michelin SCA	9,420	289,927
Credit Agricole SA	11,402	141,144
Danone SA	9,425	521,488
Dassault Systemes SE	12,524	468,004
Edenred SE	3,454	216,782
Eiffage SA	473	45,091
Engie SA	31,090	478,277
EssilorLuxottica SA	4,929	861,900
Hermes International SCA	492	901,061
Kering SA	1,413	646,128
L’Oreal SA	4,590	1,910,819
Legrand SA	5,024	464,363
LVMH Moet Hennessy Louis Vuitton SE	4,970	3,769,688
Orange SA	18,199	209,253
Pernod Ricard SA	3,925	655,961
Publicis Groupe SA	3,463	263,105
Renault SA	2,934	120,760
Safran SA	5,657	890,257
Sanofi	19,091	2,051,174
Sartorius Stedim Biotech	471	112,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2023

Investments	Shares	Value
Schneider Electric SE	9,909	$1,646,901
Societe Generale SA	9,909	241,769
Sodexo SA	1,256	129,681
Teleperformance SE	1,099	138,930
Thales SA	1,317	185,591
TotalEnergies SE	44,981	2,967,429
Unibail-Rodamco-Westfield*(a)	833	41,231
Valeo SE	1,393	24,084
Veolia Environnement SA	8,792	255,333
Vinci SA	9,233	1,026,617
Vivendi SE	13,654	119,928
Worldline SA*(b)	4,732	133,517

Total France		28,692,135

Germany - 7.4%
adidas AG	3,477	613,374
Allianz SE, Registered Shares	7,397	1,767,586
BASF SE	16,632	756,312
Bayer AG, Registered Shares	16,812	808,997
Bayerische Motoren Werke AG	4,768	486,538
Beiersdorf AG	1,727	223,347
Brenntag SE	2,355	183,212
Continental AG	1,727	122,068
Covestro AG*(b)	3,773	203,968
Daimler Truck Holding AG	1,592	55,319
Delivery Hero SE*(b)	1,697	48,816
Deutsche Bank AG, Registered Shares	33,529	370,963
Deutsche Boerse AG	3,431	594,652
Deutsche Post AG, Registered Shares	17,841	727,894
Deutsche Telekom AG, Registered Shares	56,756	1,193,876
Deutsche Wohnen SE	4,068	92,600
E.ON SE	37,622	446,122
Fresenius Medical Care AG & Co. KGaA	2,842	122,886
Fresenius SE & Co. KGaA	6,364	198,498
Hannover Rueck SE	629	138,452
Heidelberg Materials AG	2,394	186,347
HelloFresh SE*	2,032	60,841
Infineon Technologies AG	26,489	879,358
Knorr-Bremse AG	1,099	70,023
Mercedes-Benz Group AG	13,359	931,938
Merck KGaA	2,386	399,515
MTU Aero Engines AG	944	171,657
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	2,512	981,651
Puma SE	1,884	117,288
RWE AG	12,225	454,954
SAP SE	18,758	2,439,209
Scout24 SE(b)	2,936	204,103
Siemens AG, Registered Shares	13,384	1,922,344
Siemens Energy AG*	8,024	105,173
Siemens Healthineers AG(b)	5,003	254,253
Symrise AG	2,160	206,553
Vonovia SE	2,803	67,693
Zalando SE*(b)	3,121	69,821

Total Germany		18,678,201

Hong Kong - 1.7%
AIA Group Ltd.	219,800	1,791,943
CK Asset Holdings Ltd.	60,500	318,651
CLP Holdings Ltd.	23,500	173,883
Hang Seng Bank Ltd.	17,300	215,260
Hong Kong & China Gas Co. Ltd.	181,100	126,254
Hong Kong Exchanges & Clearing Ltd.	18,300	683,693
Link REIT	59,894	293,664
MTR Corp. Ltd.	11,500	45,519
Power Assets Holdings Ltd.	19,000	91,945
Sun Hung Kai Properties Ltd.	18,000	192,598
Techtronic Industries Co. Ltd.	10,000	97,040
WH Group Ltd.(b)	308,500	161,895

Total Hong Kong		4,192,345

Ireland - 0.7%
CRH PLC	13,018	721,684
Flutter Entertainment PLC*	2,928	480,193
Kerry Group PLC, Class A	2,037	170,765
Kingspan Group PLC	2,997	225,161
Smurfit Kappa Group PLC	2,807	93,794

Total Ireland		1,691,597

Israel - 0.3%
Bank Hapoalim BM	16,783	149,402
Bank Leumi Le-Israel BM	20,103	166,390
Check Point Software Technologies Ltd.*	1,779	237,105
Nice Ltd.*	1,379	233,673
Teva Pharmaceutical Industries Ltd., ADR*	929	9,476
Wix.com Ltd.*	930	85,374

Total Israel		881,420

Italy - 2.0%
Assicurazioni Generali SpA	16,787	344,179
Enel SpA	150,833	929,422
Eni SpA	43,942	709,764
Ferrari NV	2,092	619,509
FinecoBank Banca Fineco SpA	14,120	172,144
Intesa Sanpaolo SpA	278,267	718,861
Moncler SpA	4,239	247,201
Nexi SpA*(a)(b)	10,527	64,510
Prysmian SpA	4,553	183,902
Snam SpA(a)	8,792	41,414
Telecom Italia SpA*(a)	154,567	48,456
Terna - Rete Elettrica Nazionale(a)	11,629	87,761
UniCredit SpA	34,216	823,421

Total Italy		4,990,544

Japan - 21.3%
Aeon Co. Ltd.(a)	15,700	311,685
Ajinomoto Co., Inc.(a)	13,600	525,317
Asahi Group Holdings Ltd.	14,600	546,919
Asahi Kasei Corp.	47,096	296,636
Astellas Pharma, Inc.	48,500	674,076
Bridgestone Corp.	15,700	613,271
Canon, Inc.	28,700	693,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2023

Investments	Shares	Value
Central Japan Railway Co.	2,500	$60,898
Chugai Pharmaceutical Co. Ltd.	15,700	486,492
Dai-ichi Life Holdings, Inc.	27,800	576,958
Daiichi Sankyo Co. Ltd.	33,400	919,018
Daikin Industries Ltd.	4,100	644,982
Daiwa House Industry Co. Ltd.	14,900	400,895
FANUC Corp.	3,000	78,264
Fast Retailing Co. Ltd.	1,500	327,593
Fujitsu Ltd.	1,500	176,914
Hitachi Ltd.	15,700	975,825
Honda Motor Co. Ltd.	94,200	1,061,782
Hoya Corp.	2,700	277,283
ITOCHU Corp.	30,900	1,119,420
Japan Exchange Group, Inc.	15,700	291,853
Japan Post Holdings Co. Ltd.	50,700	406,857
Japan Tobacco, Inc.	31,400	723,847
Kao Corp.	13,700	509,624
KDDI Corp.	31,400	963,095
Keyence Corp.	3,000	1,115,765
Kirin Holdings Co. Ltd.	31,400	440,410
Komatsu Ltd.	25,300	685,461
Kubota Corp.	31,200	460,813
Kyowa Kirin Co. Ltd.	15,200	265,242
M3, Inc.	14,700	267,550
Marubeni Corp.	46,100	720,424
MINEBEA MITSUMI, Inc.	15,700	256,871
MISUMI Group, Inc.	13,800	216,074
Mitsubishi Chemical Group Corp.(a)	62,800	396,727
Mitsubishi Corp.	30,400	1,452,111
Mitsubishi Electric Corp.	53,000	656,706
Mitsubishi Estate Co. Ltd.(a)	33,700	441,504
Mitsubishi Heavy Industries Ltd.	7,600	425,060
Mitsubishi UFJ Financial Group, Inc.	253,200	2,152,348
Mitsui Fudosan Co. Ltd.	27,100	598,207
Mizuho Financial Group, Inc.	59,900	1,019,976
Murata Manufacturing Co. Ltd.	45,600	835,453
Nexon Co. Ltd.(a)	14,800	265,155
NIDEC Corp.	300	13,934
Nihon M&A Center Holdings, Inc.(a)	14,600	70,395
Nintendo Co. Ltd.	15,700	655,460
Nippon Paint Holdings Co. Ltd.(a)	29,100	196,178
Nippon Steel Corp.	18,800	441,575
Nippon Telegraph & Telephone Corp.	438,000	518,350
Nissan Motor Co. Ltd.	76,600	338,944
Nomura Holdings, Inc.	121,300	486,988
Nomura Research Institute Ltd.	2,300	60,003
NTT Data Group Corp.	18,000	241,789
Odakyu Electric Railway Co. Ltd.(a)	15,700	235,092
Olympus Corp.	31,000	403,327
Ono Pharmaceutical Co. Ltd.	14,100	270,992
Otsuka Holdings Co. Ltd.	13,700	487,774
Pan Pacific International Holdings Corp.	14,500	304,915
Panasonic Holdings Corp.	57,500	648,115
Rakuten Group, Inc.(a)	33,600	138,048
Recruit Holdings Co. Ltd.	30,500	942,031
Renesas Electronics Corp.*	27,900	427,311
Resona Holdings, Inc.	73,800	409,640
Sekisui House Ltd.	23,300	464,829
Seven & I Holdings Co. Ltd.	15,700	616,006
Shimadzu Corp.	12,300	327,396
Shin-Etsu Chemical Co. Ltd.	14,400	419,093
Shiseido Co. Ltd.	100	3,518
SoftBank Corp.(a)	72,500	821,318
SoftBank Group Corp.	31,400	1,333,014
Sompo Holdings, Inc.	11,100	478,514
Sony Group Corp.	26,500	2,173,630
Subaru Corp.	16,000	311,583
Sumitomo Chemical Co. Ltd.	94,200	256,923
Sumitomo Corp.	33,100	661,889
Sumitomo Electric Industries Ltd.	31,400	379,073
Sumitomo Mitsui Financial Group, Inc.	30,100	1,481,955
Sumitomo Mitsui Trust Holdings, Inc.	12,900	486,781
Sumitomo Realty & Development Co. Ltd.(a)	14,300	372,389
Suzuki Motor Corp.	13,300	536,189
Takeda Pharmaceutical Co. Ltd.(a)	31,400	976,562
Terumo Corp.	15,700	416,948
Tokio Marine Holdings, Inc.	32,000	743,039
Tokyo Electron Ltd.	9,100	1,246,467
Tokyo Gas Co. Ltd.	12,800	290,868
Toray Industries, Inc.	48,100	250,774
Toshiba Corp.*(a)	13,500	416,422
Toyota Motor Corp.	215,700	3,870,241
Unicharm Corp.	12,200	432,570
Yamato Holdings Co. Ltd.	15,000	244,765
Z Holdings Corp.	80,600	224,422

Total Japan		53,862,739

Luxembourg - 0.2%
ArcelorMittal SA	10,676	268,734
Eurofins Scientific SE(a)	2,182	123,595

Total Luxembourg		392,329

Macau - 0.1%
Sands China Ltd.*	67,200	205,928

Netherlands - 3.5%
Adyen NV*(a)(b)	314	234,608
Aegon NV(a)	22,274	108,055
Akzo Nobel NV	2,983	216,277
Argenx SE*	736	358,918
ASM International NV(a)	984	414,120
ASML Holding NV	7,368	4,361,467
Ferrovial SE(a)	8,365	256,571
Heineken NV	4,082	360,699
ING Groep NV, Series N	64,651	859,038
Just Eat Takeaway.com NV*(a)(b)	1,731	21,571
Koninklijke Ahold Delhaize NV(a)	16,292	491,946
Koninklijke KPN NV	56,186	185,540
Koninklijke Philips NV	16,155	324,396
QIAGEN NV*	2,983	120,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2023

Investments	Shares	Value
Randstad NV(a)	942	$52,241
Wolters Kluwer NV(a)	3,454	419,266

Total Netherlands		8,785,579

New Zealand - 0.1%
Xero Ltd.*	3,233	234,594

Norway - 0.5%
DNB Bank ASA	13,647	276,509
Equinor ASA	18,387	606,775
Mowi ASA	8,635	153,819
Norsk Hydro ASA	24,953	157,585
Telenor ASA	6,280	71,707
Yara International ASA	2,201	83,834

Total Norway		1,350,229

Portugal - 0.1%
EDP - Energias de Portugal SA	50,728	211,396

Singapore - 0.8%
DBS Group Holdings Ltd.	33,800	833,052
Oversea-Chinese Banking Corp. Ltd.	62,800	589,397
Singapore Telecommunications Ltd.	203,100	360,101
United Overseas Bank Ltd.	15,700	327,826

Total Singapore		2,110,376

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	3,688	133,032
Aena SME SA(b)	1,413	213,332
Amadeus IT Group SA	8,945	542,471
Banco Bilbao Vizcaya Argentaria SA	110,216	899,689
Banco Santander SA	212,028	812,298
CaixaBank SA	49,435	198,157
Cellnex Telecom SA*(b)	6,114	213,421
Endesa SA(a)	4,771	97,364
Grifols SA*(a)	2,660	34,626
Iberdrola SA	110,034	1,234,302
Industria de Diseno Textil SA	20,086	750,479
Repsol SA(a)	25,423	419,091
Telefonica SA	81,776	334,893

Total Spain		5,883,155

Sweden - 2.2%
Alfa Laval AB	5,930	205,123
Alleima AB	1,773	9,361
Assa Abloy AB, Class B	18,853	413,356
Atlas Copco AB, Class A	73,798	1,000,235
Boliden AB	4,866	140,840
Epiroc AB, Class A	19,639	375,998
EQT AB(a)	3,074	61,371
Essity AB, Class B	8,792	190,905
Evolution AB(b)	2,890	294,315
H & M Hennes & Mauritz AB, Class B(a)	14,908	213,324
Hexagon AB, Class B	44,721	384,386
Kinnevik AB, Class B*(a)	5,552	55,805
Nibe Industrier AB, Class B	21,439	141,688
Sandvik AB	23,226	430,990
Skandinaviska Enskilda Banken AB, Class A	10,991	132,175
Skanska AB, Class B(a)	2,983	49,423
SKF AB, Class B	6,766	113,439
Svenska Cellulosa AB SCA, Class B	12,079	166,717
Svenska Handelsbanken AB, Class A(a)	14,751	132,463
Swedbank AB, Class A	8,163	151,250
Telefonaktiebolaget LM Ericsson, Class B(a)	50,669	248,723
Telia Co. AB	11,618	24,136
Volvo AB, Class B	27,151	563,803

Total Sweden		5,499,826

Switzerland - 9.8%
ABB Ltd., Registered Shares	36,220	1,298,662
Accelleron Industries AG	2,013	52,415
Adecco Group AG, Registered Shares(a)	2,038	84,122
Alcon, Inc.	9,734	754,843
Cie Financiere Richemont SA, Class A, Registered Shares	9,546	1,168,728
DSM-Firmenich AG	2,884	244,672
Geberit AG, Registered Shares	942	472,648
Givaudan SA, Registered Shares	157	513,837
Holcim AG, Registered Shares*	6,280	403,518
Julius Baer Group Ltd.	2,198	141,424
Kuehne & Nagel International AG, Registered Shares	1,039	296,435
Logitech International SA, Registered Shares	3,603	249,232
Lonza Group AG, Registered Shares	1,150	535,024
Nestle SA, Registered Shares	46,919	5,320,701
Novartis AG, Registered Shares	37,323	3,829,810
Partners Group Holding AG	424	479,480
Roche Holding AG	12,053	3,299,818
Schindler Holding AG, Participation Certificate	1,307	261,457
Sika AG, Registered Shares	2,697	687,222
Sonova Holding AG, Registered Shares	1,251	297,707
STMicroelectronics NV	15,650	679,098
Straumann Holding AG, Registered Shares	1,570	201,141
Swatch Group AG, Bearer Shares	785	201,999
Swiss Life Holding AG, Registered Shares	314	196,198
Swiss Re AG	4,082	420,873
Swisscom AG, Registered Shares	200	118,977
Temenos AG, Registered Shares	1,365	96,123
UBS Group AG, Registered Shares	51,026	1,265,610
Zurich Insurance Group AG	2,512	1,153,576

Total Switzerland		24,725,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2023

Investments	Shares	Value
United Kingdom - 14.2%
abrdn PLC	28,270	$53,741
Admiral Group PLC	2,662	77,231
Anglo American PLC	20,813	575,512
Antofagasta PLC	6,595	115,028
Ashtead Group PLC	8,280	505,510
Associated British Foods PLC	4,574	115,452
AstraZeneca PLC	21,862	2,962,420
Aviva PLC	40,315	191,807
BAE Systems PLC	46,669	568,365
Barclays PLC	298,866	579,783
Barratt Developments PLC	19,461	104,775
BP PLC	351,030	2,276,781
British American Tobacco PLC	39,879	1,254,337
BT Group PLC	155,560	221,577
Bunzl PLC	5,966	213,065
Burberry Group PLC	6,594	153,602
CK Hutchison Holdings Ltd.	73,000	390,546
CNH Industrial NV	21,049	257,176
Coca-Cola Europacific Partners PLC	2,512	156,950
Compass Group PLC	33,721	823,163
Croda International PLC	2,839	170,312
DCC PLC	812	45,679
Diageo PLC	39,362	1,457,633
Dowlais Group PLC	23,899	31,328
Entain PLC	11,116	126,559
Experian PLC	17,411	571,864
Ferguson PLC	3,887	643,561
Glencore PLC	173,512	995,154
Haleon PLC	84,426	351,233
Halma PLC	8,759	207,241
HSBC Holdings PLC	342,738	2,697,802
Imperial Brands PLC	11,544	234,881
Informa PLC	30,134	275,997
InterContinental Hotels Group PLC	3,140	232,788
Intertek Group PLC	2,983	149,714
James Hardie Industries PLC*	8,815	232,062
Johnson Matthey PLC	3,297	65,513
Kingfisher PLC	29,231	79,669
Legal & General Group PLC	118,957	323,054
Lloyds Banking Group PLC	1,209,322	654,918
London Stock Exchange Group PLC	5,475	550,238
Melrose Industries PLC	23,899	136,865
Mondi PLC	7,690	128,823
National Grid PLC	61,412	734,573
NatWest Group PLC	73,638	211,844
Next PLC	2,041	181,754
Ocado Group PLC*(a)	5,630	41,258
Pearson PLC	12,864	136,349
Persimmon PLC	3,256	42,821
Prudential PLC	44,308	480,664
Reckitt Benckiser Group PLC	12,358	873,941
RELX PLC	31,924	1,081,274
Rentokil Initial PLC	30,291	225,601
Rolls-Royce Holdings PLC*	152,294	410,614
Sage Group PLC	24,646	297,508
Segro PLC	9,128	80,150
Shell PLC	131,941	4,196,717
Smith & Nephew PLC	17,876	223,204
Smiths Group PLC	6,433	127,160
Spirax-Sarco Engineering PLC	1,413	164,289
SSE PLC	17,556	344,990
St. James’s Place PLC	11,147	113,225
Standard Chartered PLC	44,741	413,933
Taylor Wimpey PLC	60,572	86,721
Tesco PLC	122,564	395,231
Unilever PLC	44,205	2,191,628
United Utilities Group PLC	10,790	124,875
Vodafone Group PLC	473,534	443,998
Whitbread PLC	3,925	165,948
WPP PLC	21,971	196,566

Total United Kingdom		35,946,545

United States - 0.7%
GSK PLC	63,987	1,165,242
Stellantis NV	29,844	575,386

Total United States		1,740,628

TOTAL COMMON STOCKS (Cost: $227,182,657)		229,975,919

PREFERRED STOCKS - 0.4%

Germany - 0.4%
Henkel AG & Co. KGaA	4,867	347,617
Porsche Automobil Holding SE	2,355	116,315
Sartorius AG	724	246,671
Volkswagen AG	3,593	414,418

TOTAL PREFERRED STOCKS (Cost: $1,395,897)		1,125,021

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $2,220,819)	2,220,819	2,220,819

TOTAL INVESTMENTS IN SECURITIES - 92.5% (Cost: $230,799,373)		233,321,759
Other Assets less Liabilities - 7.5%		18,932,648

NET ASSETS - 100.0%		$252,254,407

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,247,366 and the total market value of the collateral held by the Fund was $8,653,656. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,432,837.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	158	12/29/23	$32,028,328	$(96,415)
5 Year U.S. Treasury Note	301	12/29/23	31,713,172	(257,384)
10 Year U.S. Treasury Note	286	12/19/23	30,905,875	(546,307)
U.S. Treasury Long Bond	260	12/19/23	29,583,125	(1,632,671)
Ultra 10 Year U.S. Treasury Note	272	12/19/23	30,345,000	(828,573)

			$154,575,500	$(3,361,350)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$229,975,919	$—	$—	$229,975,919
Preferred Stocks	1,125,021	—	—	1,125,021
Investment of Cash Collateral for Securities Loaned	—	2,220,819	—	2,220,819

Total Investments in Securities	$231,100,940	$2,220,819	$—	$233,321,759

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(3,361,350)	$—	$—	$(3,361,350)

Total - Net	$227,739,590	$2,220,819	$—	$229,960,409

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 91.5%

Argentina - 0.1%

Broadline Retail - 0.1%
MercadoLibre, Inc.*	738	$935,695

Brazil - 0.1%

Banks - 0.1%
NU Holdings Ltd., Class A*	55,254	400,592

China - 0.2%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	7,750	431,830

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	4,177	835,066

Total China		1,266,896

Ireland - 0.0%

Trading Companies & Distributors - 0.0%
AerCap Holdings NV*	3,969	248,737

Israel - 0.0%

Software - 0.0%
Check Point Software Technologies Ltd.*	1,915	255,231

Russia - 0.0%

Interactive Media & Services - 0.0%
Yandex NV, Class A*†	6,719	0

South Korea - 0.1%

Broadline Retail - 0.1%
Coupang, Inc.*	23,670	402,390

United Kingdom - 0.0%

Beverages - 0.0%
Coca-Cola Europacific Partners PLC	4,229	264,228

United States - 91.0%

Aerospace & Defense - 1.4%
Axon Enterprise, Inc.*	1,450	288,535
Boeing Co.*	12,544	2,404,434
General Dynamics Corp.	5,205	1,150,149
Howmet Aerospace, Inc.	7,979	369,029
L3Harris Technologies, Inc.	3,044	530,021
Lockheed Martin Corp.	5,223	2,135,998
Northrop Grumman Corp.	2,754	1,212,283
RTX Corp.	28,914	2,080,941
Textron, Inc.	3,795	296,541
TransDigm Group, Inc.*	930	784,111

Total Aerospace & Defense		11,252,042

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	2,592	297,121
FedEx Corp.	4,485	1,188,166
United Parcel Service, Inc., Class B	15,351	2,392,761

Total Air Freight & Logistics		3,878,048

Automobile Components - 0.1%
Aptiv PLC*	6,046	596,075

Automobiles - 2.0%
Ford Motor Co.	73,706	915,429
General Motors Co.	29,890	985,473
Rivian Automotive, Inc., Class A*	12,870	312,484
Tesla, Inc.*	56,705	14,188,725

Total Automobiles		16,402,111

Banks - 2.7%
Bank of America Corp.	139,501	3,819,537
Citigroup, Inc.	37,811	1,555,166
Citizens Financial Group, Inc.	11,839	317,285
Fifth Third Bancorp	10,126	256,492
First Citizens BancShares, Inc., Class A	286	394,709
Huntington Bancshares, Inc.	20,751	215,810
JPMorgan Chase & Co.	59,665	8,652,618
M&T Bank Corp.	3,827	483,924
PNC Financial Services Group, Inc.	8,793	1,079,517
Regions Financial Corp.	21,954	377,609
Truist Financial Corp.	24,775	708,813
U.S. Bancorp	29,745	983,370
Wells Fargo & Co.	74,846	3,058,207

Total Banks		21,903,057

Beverages - 1.5%
Brown-Forman Corp., Class B	7,396	426,675
Coca-Cola Co.	79,608	4,456,456
Constellation Brands, Inc., Class A	3,889	977,422
Keurig Dr. Pepper, Inc.	18,189	574,227
Molson Coors Beverage Co., Class B	3,500	222,565
Monster Beverage Corp.*	15,373	814,000
PepsiCo, Inc.	27,163	4,602,499

Total Beverages		12,073,844

Biotechnology - 2.1%
AbbVie, Inc.	34,495	5,141,825
Alnylam Pharmaceuticals, Inc.*	2,032	359,867
Amgen, Inc.	10,415	2,799,135
Biogen, Inc.*	2,444	628,132
BioMarin Pharmaceutical, Inc.*	3,767	333,304
Exact Sciences Corp.*	3,934	268,378
Gilead Sciences, Inc.	22,267	1,668,689
Horizon Therapeutics PLC*	4,527	523,729
Incyte Corp.*	3,761	217,273
Moderna, Inc.*	6,151	635,337
Regeneron Pharmaceuticals, Inc.*	1,733	1,426,190
Sarepta Therapeutics, Inc.*	2,084	252,622
Seagen, Inc.*	3,827	811,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2023

Investments	Shares	Value
Vertex Pharmaceuticals, Inc.*	4,405	$1,531,795

Total Biotechnology		16,598,174

Broadline Retail - 3.1%
Amazon.com, Inc.*	191,440	24,335,853
eBay, Inc.	9,013	397,383

Total Broadline Retail		24,733,236

Building Products - 0.4%
Builders FirstSource, Inc.*	2,211	275,247
Carlisle Cos., Inc.	975	252,778
Carrier Global Corp.	12,760	704,352
Johnson Controls International PLC	12,892	685,983
Lennox International, Inc.	556	208,189
Masco Corp.	4,535	242,396
Owens Corning	1,372	187,155
Trane Technologies PLC	4,193	850,802

Total Building Products		3,406,902

Capital Markets - 2.7%
Ameriprise Financial, Inc.	2,015	664,305
Ares Management Corp., Class A	2,859	294,105
Bank of New York Mellon Corp.	13,818	589,338
BlackRock, Inc.	2,803	1,812,112
Blackstone, Inc.	14,823	1,588,136
Charles Schwab Corp.	30,128	1,654,027
CME Group, Inc.	7,630	1,527,679
Coinbase Global, Inc., Class A*	3,778	283,652
FactSet Research Systems, Inc.	817	357,242
Goldman Sachs Group, Inc.	6,667	2,157,241
Intercontinental Exchange, Inc.	12,067	1,327,611
KKR & Co., Inc.	14,585	898,436
LPL Financial Holdings, Inc.	1,677	398,539
Moody’s Corp.	3,401	1,075,294
Morgan Stanley	25,939	2,118,438
MSCI, Inc.	1,617	829,650
Nasdaq, Inc.	6,474	314,572
Northern Trust Corp.	3,180	220,946
Raymond James Financial, Inc.	4,193	421,103
S&P Global, Inc.	6,551	2,393,801
State Street Corp.	5,856	392,118
T Rowe Price Group, Inc.	5,046	529,174

Total Capital Markets		21,847,519

Chemicals - 1.4%
Air Products & Chemicals, Inc.	4,249	1,204,167
Albemarle Corp.	2,556	434,622
Celanese Corp.	2,037	255,684
CF Industries Holdings, Inc.	2,903	248,903
Corteva, Inc.	13,033	666,768
Dow, Inc.	14,033	723,542
DuPont de Nemours, Inc.	9,807	731,504
Ecolab, Inc.	5,399	914,591
International Flavors & Fragrances, Inc.	3,580	244,049
Linde PLC	10,018	3,730,202
LyondellBasell Industries NV, Class A	5,581	528,521
PPG Industries, Inc.	4,823	626,025
Sherwin-Williams Co.	4,674	1,192,104

Total Chemicals		11,500,682

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,898	912,957
Copart, Inc.*	18,244	786,134
Republic Services, Inc.	4,227	602,390
Rollins, Inc.	6,897	257,465
Waste Connections, Inc.	5,353	718,908
Waste Management, Inc.	7,167	1,092,537

Total Commercial Services & Supplies		4,370,391

Communications Equipment - 0.8%
Arista Networks, Inc.*	5,498	1,011,247
Cisco Systems, Inc.	78,420	4,215,859
Motorola Solutions, Inc.	2,981	811,548

Total Communications Equipment		6,038,654

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,714	507,708

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,270	521,310
Vulcan Materials Co.	2,644	534,141

Total Construction Materials		1,055,451

Consumer Finance - 0.4%
American Express Co.	12,011	1,791,921
Capital One Financial Corp.	7,106	689,637
Discover Financial Services	5,050	437,482

Total Consumer Finance		2,919,040

Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos., Inc., Class A	11,013	250,546
Costco Wholesale Corp.	9,150	5,169,384
Dollar General Corp.	3,755	397,279
Dollar Tree, Inc.*	4,587	488,286
Kroger Co.	12,480	558,480
Sysco Corp.	11,496	759,311
Target Corp.	9,325	1,031,065
Walgreens Boots Alliance, Inc.	10,311	229,316
Walmart, Inc.	29,833	4,771,192

Total Consumer Staples Distribution & Retail		13,654,859

Containers & Packaging - 0.2%
Amcor PLC	19,901	182,293
Avery Dennison Corp.	1,695	309,626
Ball Corp.	6,196	308,437
International Paper Co.	6,906	244,956
Packaging Corp. of America	1,839	282,378

Total Containers & Packaging		1,327,690

Distributors - 0.1%
Genuine Parts Co.	3,113	449,455
LKQ Corp.	6,631	328,301
Pool Corp.	639	227,548

Total Distributors		1,005,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2023

Investments	Shares	Value
Diversified REITs - 0.0%
WP Carey, Inc.	5,532	$299,171

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	142,811	2,145,021
Verizon Communications, Inc.	84,410	2,735,728

Total Diversified Telecommunication Services		4,880,749

Electric Utilities - 1.4%
Alliant Energy Corp.	6,372	308,723
American Electric Power Co., Inc.	8,970	674,723
Constellation Energy Corp.	5,211	568,416
Duke Energy Corp.	15,733	1,388,595
Edison International	8,007	506,763
Entergy Corp.	4,889	452,232
Evergy, Inc.	2,972	150,680
Eversource Energy	7,966	463,223
Exelon Corp.	20,373	769,896
FirstEnergy Corp.	8,433	288,240
NextEra Energy, Inc.	42,916	2,458,658
PG&E Corp.*	49,179	793,257
PPL Corp.	10,936	257,652
Southern Co.	22,091	1,429,730
Xcel Energy, Inc.	9,487	542,846

Total Electric Utilities		11,053,634

Electrical Equipment - 0.6%
AMETEK, Inc.	4,921	727,127
Eaton Corp. PLC	8,024	1,711,359
Emerson Electric Co.	11,913	1,150,438
Hubbell, Inc.	839	262,951
Rockwell Automation, Inc.	2,047	585,176
Vertiv Holdings Co.	6,991	260,065

Total Electrical Equipment		4,697,116

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	10,999	923,806
CDW Corp.	2,733	551,410
Corning, Inc.	19,977	608,699
Jabil, Inc.	1,824	231,447
Keysight Technologies, Inc.*	3,587	474,596
TE Connectivity Ltd.	5,599	691,645
Teledyne Technologies, Inc.*	710	290,092
Trimble, Inc.*	3,390	182,585
Zebra Technologies Corp., Class A*	835	197,503

Total Electronic Equipment, Instruments & Components		4,151,783

Energy Equipment & Services - 0.4%
Baker Hughes Co.	16,442	580,732
Halliburton Co.	14,614	591,867
Schlumberger NV	29,978	1,747,717

Total Energy Equipment & Services		2,920,316

Entertainment - 1.3%
Activision Blizzard, Inc.	16,169	1,513,903
Electronic Arts, Inc.	4,922	592,609
Liberty Media Corp.-Liberty Formula One, Class C*	3,032	188,894
Live Nation Entertainment, Inc.*	3,141	260,829
Netflix, Inc.*	8,536	3,223,193
ROBLOX Corp., Class A*(a)	10,823	313,434
Spotify Technology SA*	2,463	380,878
Take-Two Interactive Software, Inc.*	3,343	469,324
Walt Disney Co.*	38,555	3,124,883
Warner Bros Discovery, Inc.*	47,607	517,012

Total Entertainment		10,584,959

Financial Services - 4.0%
Apollo Global Management, Inc.	9,162	822,381
Berkshire Hathaway, Inc., Class A*	7	3,720,339
Berkshire Hathaway, Inc., Class B*	24,920	8,729,476
Block, Inc.*	11,968	529,704
Fidelity National Information Services, Inc.	10,251	566,573
Fiserv, Inc.*	11,452	1,293,618
FleetCor Technologies, Inc.*	1,355	345,986
Global Payments, Inc.	5,510	635,799
Mastercard, Inc., Class A	17,236	6,823,905
PayPal Holdings, Inc.*	21,312	1,245,899
Visa, Inc., Class A	33,151	7,625,061

Total Financial Services		32,338,741

Food Products - 0.8%
Archer-Daniels-Midland Co.	10,281	775,393
Bunge Ltd.	2,618	283,398
Conagra Brands, Inc.	11,932	327,175
General Mills, Inc.	11,357	726,734
Hershey Co.	3,045	609,244
Hormel Foods Corp.	4,496	170,983
J M Smucker Co.	2,133	262,167
Kellogg Co.	5,576	331,828
Kraft Heinz Co.	15,511	521,790
Lamb Weston Holdings, Inc.	2,691	248,810
McCormick & Co., Inc., Non-Voting Shares	3,836	290,155
Mondelez International, Inc., Class A	27,389	1,900,797
Tyson Foods, Inc., Class A	4,677	236,142

Total Food Products		6,684,616

Gas Utilities - 0.0%
Atmos Energy Corp.	2,055	217,686

Ground Transportation - 0.9%
CSX Corp.	40,608	1,248,696
JB Hunt Transport Services, Inc.	1,536	289,567
Norfolk Southern Corp.	5,043	993,118
Old Dominion Freight Line, Inc.	1,801	736,861
Uber Technologies, Inc.*	39,041	1,795,496
Union Pacific Corp.	12,350	2,514,830

Total Ground Transportation		7,578,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2023

Investments	Shares	Value
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	33,257	$3,220,940
Align Technology, Inc.*	1,302	397,527
Baxter International, Inc.	11,011	415,555
Becton Dickinson & Co.	6,039	1,561,263
Boston Scientific Corp.*	27,991	1,477,925
Cooper Cos., Inc.	1,129	359,033
Dexcom, Inc.*	7,110	663,363
Edwards Lifesciences Corp.*	10,956	759,032
GE HealthCare Technologies, Inc.	6,985	475,259
Hologic, Inc.*	4,997	346,792
IDEXX Laboratories, Inc.*	1,473	644,099
Intuitive Surgical, Inc.*	6,916	2,021,478
Medtronic PLC	26,633	2,086,962
ResMed, Inc.	2,574	380,617
STERIS PLC	1,920	421,286
Stryker Corp.	7,571	2,068,927
Zimmer Biomet Holdings, Inc.	4,331	486,025

Total Health Care Equipment & Supplies		17,786,083

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	5,078	440,872
Cencora, Inc.	3,351	603,079
Centene Corp.*	9,376	645,819
Cigna Group	5,957	1,704,119
CVS Health Corp.	27,063	1,889,539
Elevance Health, Inc.	4,919	2,141,831
HCA Healthcare, Inc.	4,300	1,057,714
Humana, Inc.	2,212	1,076,182
Laboratory Corp. of America Holdings	1,524	306,400
McKesson Corp.	2,522	1,096,692
Molina Healthcare, Inc.*	885	290,183
Quest Diagnostics, Inc.	1,873	228,244
UnitedHealth Group, Inc.	19,140	9,650,196

Total Health Care Providers & Services		21,130,870

Health Care REITs - 0.2%
Ventas, Inc.	8,776	369,733
Welltower, Inc.	10,257	840,253

Total Health Care REITs		1,209,986

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,839	577,595

Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	14,900	239,443

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	8,404	1,153,113
Booking Holdings, Inc.*	705	2,174,185
Carnival Corp.*	21,510	295,117
Chipotle Mexican Grill, Inc.*	549	1,005,675
Darden Restaurants, Inc.	2,229	319,237
Domino’s Pizza, Inc.	574	217,426
DoorDash, Inc., Class A*	6,545	520,131
DraftKings, Inc., Class A*	9,543	280,946
Expedia Group, Inc.*	2,071	213,458
Hilton Worldwide Holdings, Inc.	5,441	817,129
Las Vegas Sands Corp.	7,010	321,338
Marriott International, Inc., Class A	5,577	1,096,215
McDonald’s Corp.	14,710	3,875,202
Royal Caribbean Cruises Ltd.*	3,579	329,769
Starbucks Corp.	22,995	2,098,754
Yum! Brands, Inc.	5,703	712,533

Total Hotels, Restaurants & Leisure		15,430,228

Household Durables - 0.3%
DR Horton, Inc.	5,576	599,253
Garmin Ltd.	2,260	237,752
Lennar Corp., Class A	4,956	556,212
NVR, Inc.*	59	351,834
PulteGroup, Inc.	3,641	269,616

Total Household Durables		2,014,667

Household Products - 1.2%
Church & Dwight Co., Inc.	4,157	380,906
Clorox Co.	2,535	332,237
Colgate-Palmolive Co.	18,024	1,281,687
Kimberly-Clark Corp.	6,063	732,713
Procter & Gamble Co.	48,737	7,108,779

Total Household Products		9,836,322

Independent Power & Renewable Electricity Producers - 0.0%
Vistra Corp.	6,057	200,971

Industrial Conglomerates - 0.7%
3M Co.	12,003	1,123,721
General Electric Co.	19,272	2,130,520
Honeywell International, Inc.	13,502	2,494,359

Total Industrial Conglomerates		5,748,600

Industrial REITs - 0.2%
Prologis, Inc.	17,201	1,930,124

Insurance - 1.9%
Aflac, Inc.	11,350	871,113
Allstate Corp.	5,386	600,054
American International Group, Inc.	14,095	854,157
Aon PLC, Class A	4,102	1,329,950
Arch Capital Group Ltd.*	6,325	504,166
Arthur J Gallagher & Co.	3,999	911,492
Brown & Brown, Inc.	4,243	296,331
Chubb Ltd.	8,123	1,691,046
Cincinnati Financial Corp.	3,029	309,836
Everest Group Ltd.	735	273,178
Hartford Financial Services Group, Inc.	5,603	397,309
Loews Corp.	3,990	252,607
Markel Group, Inc.*	302	444,692
Marsh & McLennan Cos., Inc.	9,607	1,828,212
MetLife, Inc.	13,467	847,209
Principal Financial Group, Inc.	4,973	358,404
Progressive Corp.	11,908	1,658,784
Prudential Financial, Inc.	6,631	629,216
Travelers Cos., Inc.	4,391	717,094
W R Berkley Corp.	4,315	273,959
Willis Towers Watson PLC	1,908	398,696

Total Insurance		15,447,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2023

Investments	Shares	Value
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A*	121,738	$15,930,635
Alphabet, Inc., Class C*	103,975	13,709,104
Match Group, Inc.*	6,128	240,064
Meta Platforms, Inc., Class A*	43,374	13,021,309
Pinterest, Inc., Class A*	10,004	270,408

Total Interactive Media & Services		43,171,520

IT Services - 1.3%
Accenture PLC, Class A	13,509	4,148,749
Akamai Technologies, Inc.*	3,348	356,696
Cloudflare, Inc., Class A*	4,970	313,309
Cognizant Technology Solutions Corp., Class A	10,041	680,177
EPAM Systems, Inc.*	735	187,932
Gartner, Inc.*	1,558	535,344
International Business Machines Corp.	17,682	2,480,785
MongoDB, Inc.*	1,244	430,250
Okta, Inc.*	3,112	253,659
Snowflake, Inc., Class A*	6,368	972,839
VeriSign, Inc.*	1,590	322,023

Total IT Services		10,681,763

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	6,074	679,195
Avantor, Inc.*	13,317	280,722
Danaher Corp.	14,414	3,576,113
Illumina, Inc.*	2,241	307,645
IQVIA Holdings, Inc.*	3,391	667,179
Mettler-Toledo International, Inc.*	469	519,685
Revvity, Inc.	2,407	266,455
Thermo Fisher Scientific, Inc.	7,876	3,986,595
Waters Corp.*	988	270,919
West Pharmaceutical Services, Inc.	1,376	516,289

Total Life Sciences Tools & Services		11,070,797

Machinery - 1.6%
Caterpillar, Inc.	9,910	2,705,430
Cummins, Inc.	2,928	668,931
Deere & Co.	5,482	2,068,797
Dover Corp.	2,150	299,946
Fortive Corp.	6,946	515,115
Graco, Inc.	3,381	246,407
IDEX Corp.	1,654	344,065
Illinois Tool Works, Inc.	5,088	1,171,817
Ingersoll Rand, Inc.	6,840	435,845
Nordson Corp.	1,260	281,194
Otis Worldwide Corp.	7,948	638,304
PACCAR, Inc.	10,445	888,034
Parker-Hannifin Corp.	2,667	1,038,850
Snap-on, Inc.	1,096	279,546
Stanley Black & Decker, Inc.	3,239	270,716
Westinghouse Air Brake Technologies Corp.	3,736	397,025
Xylem, Inc.	4,973	452,692

Total Machinery		12,702,714

Media - 0.7%
Charter Communications, Inc., Class A*	2,019	887,997
Comcast Corp., Class A	83,746	3,713,298
Omnicom Group, Inc.	4,228	314,901
Trade Desk, Inc., Class A*	8,867	692,956

Total Media		5,609,152

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	28,736	1,071,565
Newmont Corp.	13,947	515,342
Nucor Corp.	4,345	679,341
Reliance Steel & Aluminum Co.	1,041	272,981
Steel Dynamics, Inc.	3,272	350,824

Total Metals & Mining		2,890,053

Multi-Utilities - 0.5%
Ameren Corp.	3,546	265,347
CenterPoint Energy, Inc.	13,543	363,630
CMS Energy Corp.	4,029	213,980
Consolidated Edison, Inc.	7,060	603,842
Dominion Energy, Inc.	18,024	805,132
DTE Energy Co.	4,354	432,265
Public Service Enterprise Group, Inc.	8,185	465,808
Sempra	10,333	702,954
WEC Energy Group, Inc.	6,959	560,548

Total Multi-Utilities		4,413,506

Office REITs - 0.0%
Alexandria Real Estate Equities, Inc.	2,280	228,228

Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	5,514	226,625
Cheniere Energy, Inc.	4,770	791,629
Chevron Corp.	36,542	6,161,712
ConocoPhillips	23,902	2,863,460
Coterra Energy, Inc.	15,001	405,777
Devon Energy Corp.	12,877	614,233
Diamondback Energy, Inc.	3,800	588,544
EOG Resources, Inc.	11,317	1,434,543
EQT Corp.	8,278	335,921
Exxon Mobil Corp.	81,717	9,608,285
Hess Corp.	4,581	700,893
Kinder Morgan, Inc.	35,892	595,089
Marathon Oil Corp.	11,957	319,850
Marathon Petroleum Corp.	8,150	1,233,421
Occidental Petroleum Corp.	13,368	867,316
ONEOK, Inc.	11,365	720,882
Phillips 66	9,154	1,099,853
Pioneer Natural Resources Co.	4,615	1,059,373
Targa Resources Corp.	4,520	387,454
Texas Pacific Land Corp.	147	268,063
Valero Energy Corp.	6,912	979,500
Williams Cos., Inc.	22,801	768,166

Total Oil, Gas & Consumable Fuels		32,030,589

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	13,880	513,560
Southwest Airlines Co.	8,554	231,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2023

Investments	Shares	Value
United Airlines Holdings, Inc.*	6,890	$291,447

Total Passenger Airlines		1,036,564

Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	4,254	614,916

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	42,089	2,442,846
Eli Lilly & Co.	16,348	8,781,001
Johnson & Johnson	47,074	7,331,776
Merck & Co., Inc.	49,436	5,089,436
Pfizer, Inc.	108,008	3,582,625
Royalty Pharma PLC, Class A	11,347	307,958
Viatris, Inc.	25,143	247,910
Zoetis, Inc.	9,192	1,599,224

Total Pharmaceuticals		29,382,776

Professional Services - 0.7%
Automatic Data Processing, Inc.	8,206	1,974,199
Booz Allen Hamilton Holding Corp.	2,478	270,771
Broadridge Financial Solutions, Inc.	2,274	407,160
Equifax, Inc.	2,304	422,047
Jacobs Solutions, Inc.	2,295	313,267
Leidos Holdings, Inc.	2,691	248,003
Paychex, Inc.	6,567	757,372
Paycom Software, Inc.	925	239,825
SS&C Technologies Holdings, Inc.	3,737	196,342
TransUnion	3,939	282,781
Verisk Analytics, Inc.	2,942	695,018

Total Professional Services		5,806,785

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,438	401,651
CoStar Group, Inc.*	8,445	649,336

Total Real Estate Management & Development		1,050,987

Residential REITs - 0.3%
AvalonBay Communities, Inc.	3,079	528,787
Equity Residential	7,884	462,870
Essex Property Trust, Inc.	877	186,003
Invitation Homes, Inc.	12,895	408,642
Mid-America Apartment Communities, Inc.	1,658	213,302
Sun Communities, Inc.	3,024	357,860

Total Residential REITs		2,157,464

Retail REITs - 0.2%
Realty Income Corp.	12,205	609,518
Simon Property Group, Inc.	5,709	616,743

Total Retail REITs		1,226,261

Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc.*	33,010	3,394,088
Analog Devices, Inc.	9,734	1,704,326
Applied Materials, Inc.	16,432	2,275,011
Broadcom, Inc.	7,015	5,826,519
Enphase Energy, Inc.*	2,740	329,211
Entegris, Inc.	2,855	268,113
First Solar, Inc.*	1,887	304,920
Intel Corp.	81,114	2,883,603
KLA Corp.	2,727	1,250,766
Lam Research Corp.	2,654	1,663,448
Marvell Technology, Inc.	15,695	849,570
Microchip Technology, Inc.	10,468	817,027
Micron Technology, Inc.	21,411	1,456,590
Monolithic Power Systems, Inc.	921	425,502
NVIDIA Corp.	48,321	21,019,152
ON Semiconductor Corp.*	7,321	680,487
QUALCOMM, Inc.	21,154	2,349,363
Skyworks Solutions, Inc.	2,326	229,320
Teradyne, Inc.	3,050	306,403
Texas Instruments, Inc.	17,874	2,842,145

Total Semiconductors & Semiconductor Equipment		50,875,564

Software - 9.9%
Adobe, Inc.*	8,838	4,506,496
ANSYS, Inc.*	1,583	471,022
Atlassian Corp., Class A*	2,765	557,175
Autodesk, Inc.*	4,113	851,021
Bentley Systems, Inc., Class B	4,863	243,928
Cadence Design Systems, Inc.*	5,319	1,246,242
Crowdstrike Holdings, Inc., Class A*	4,495	752,373
Datadog, Inc., Class A*	5,733	522,219
Fair Isaac Corp.*	470	408,209
Fortinet, Inc.*	13,971	819,818
HubSpot, Inc.*	969	477,233
Intuit, Inc.	5,773	2,949,657
Microsoft Corp.	152,804	48,247,863
Oracle Corp.	32,641	3,457,335
Palantir Technologies, Inc., Class A*	40,465	647,440
Palo Alto Networks, Inc.*	6,409	1,502,526
PTC, Inc.*	2,374	336,348
Roper Technologies, Inc.	1,938	938,535
Salesforce, Inc.*	19,794	4,013,827
ServiceNow, Inc.*	4,229	2,363,842
Splunk, Inc.*	3,033	443,576
Synopsys, Inc.*	3,123	1,433,363
Tyler Technologies, Inc.*	733	283,041
VMware, Inc., Class A*	4,709	783,954
Workday, Inc., Class A*	3,892	836,196
Zoom Video Communications, Inc., Class A*	5,912	413,485
Zscaler, Inc.*	2,015	313,514

Total Software		79,820,238

Specialized REITs - 0.9%
American Tower Corp.	9,132	1,501,757
Crown Castle, Inc.	8,116	746,915
Digital Realty Trust, Inc.	5,431	657,260
Equinix, Inc.	1,776	1,289,838
Extra Space Storage, Inc.	4,433	538,964
Gaming & Leisure Properties, Inc.	6,458	294,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2023

Investments	Shares	Value
Iron Mountain, Inc.	5,606	$333,277
Public Storage	3,221	848,798
SBA Communications Corp.	1,771	354,501
VICI Properties, Inc.	20,850	606,735
Weyerhaeuser Co.	14,248	436,844

Total Specialized REITs		7,609,051

Specialty Retail - 1.8%
AutoZone, Inc.*	314	797,557
Best Buy Co., Inc.	2,916	202,574
CarMax, Inc.*	3,253	230,085
Home Depot, Inc.	20,324	6,141,100
Lowe’s Cos., Inc.	11,829	2,458,539
O’Reilly Automotive, Inc.*	1,216	1,105,174
Ross Stores, Inc.	6,495	733,610
TJX Cos., Inc.	23,836	2,118,544
Tractor Supply Co.	2,308	468,639
Ulta Beauty, Inc.*	993	396,654

Total Specialty Retail		14,652,476

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	302,434	51,779,725
Dell Technologies, Inc., Class C	5,058	348,496
Hewlett Packard Enterprise Co.	27,042	469,720
HP, Inc.	17,991	462,369
NetApp, Inc.	3,407	258,523
Western Digital Corp.*	5,862	267,483

Total Technology Hardware, Storage & Peripherals		53,586,316

Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.*	2,197	847,185
NIKE, Inc., Class B	23,111	2,209,874

Total Textiles, Apparel & Luxury Goods		3,057,059

Tobacco - 0.5%
Altria Group, Inc.	33,839	1,422,930
Philip Morris International, Inc.	27,523	2,548,079

Total Tobacco		3,971,009

Trading Companies & Distributors - 0.2%
Fastenal Co.	11,618	634,807
United Rentals, Inc.	1,453	645,960
WW Grainger, Inc.	883	610,895

Total Trading Companies & Distributors		1,891,662

Water Utilities - 0.1%
American Water Works Co., Inc.	3,205	396,875

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.*	12,064	1,689,563

Total United States		733,654,408

TOTAL INVESTMENTS IN SECURITIES - 91.5% (Cost: $695,197,618)		737,428,177
Other Assets less Liabilities - 8.5%		68,503,125

NET ASSETS - 100.0%		$805,931,302

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $240,542 and the total market value of the collateral held by the Fund was $247,104, which was entirely composed of non-cash U.S. Government securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	517	12/29/23	$104,801,555	$(314,502)
5 Year U.S. Treasury Note	978	12/29/23	103,041,469	(827,693)
10 Year U.S. Treasury Note	933	12/19/23	100,822,312	(1,777,053)
U.S. Treasury Long Bond	831	12/19/23	94,552,219	(5,204,415)
Ultra 10 Year U.S. Treasury Note	885	12/19/23	98,732,812	(2,673,771)

			$501,950,367	$(10,797,434)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Interactive Media & Services	$43,171,520	$—	$0	*	$43,171,520
Other	694,256,657	—	—		694,256,657

Total Investments in Securities	$737,428,177	$—	$0		$737,428,177

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(10,797,434)	$—	$—		$(10,797,434)

Total - Net	$726,630,743	$—	$0		$726,630,743

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 0.7%

IT Services - 0.4%
Appen Ltd.*	664,354	$531,679

Software - 0.3%
BrainChip Holdings Ltd.*(a)	3,690,702	452,576

Total Australia		984,255

Canada - 1.2%

Software - 1.2%
Kinaxis, Inc.*	15,231	1,725,654

China - 2.9%

Automobile Components - 1.0%
Nexteer Automotive Group Ltd.	2,752,000	1,500,417

Semiconductors & Semiconductor Equipment - 1.9%
NXP Semiconductors NV	13,981	2,795,081

Total China		4,295,498

Germany - 1.7%

Semiconductors & Semiconductor Equipment - 1.7%
Infineon Technologies AG	73,715	2,447,125

Israel - 2.6%

Automobile Components - 1.5%
Mobileye Global, Inc., Class A*	51,054	2,121,294

Health Care Equipment & Supplies - 0.1%
Nano-X Imaging Ltd.*	32,350	212,216

Technology Hardware, Storage & Peripherals - 1.0%
Nano Dimension Ltd., ADR*(a)	510,999	1,389,917

Total Israel		3,723,427

Japan - 4.3%

Automobile Components - 1.2%
Denso Corp.	111,184	1,788,928

Electronic Equipment, Instruments & Components - 0.9%
Omron Corp.	28,525	1,274,426

Machinery - 0.9%
FANUC Corp.	51,215	1,336,103

Software - 1.3%
Appier Group, Inc.*	172,500	1,848,400

Total Japan		6,247,857

Netherlands - 1.6%

Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV, Registered shares	4,059	2,389,371

South Korea - 3.3%

Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix, Inc.	30,932	2,629,243

Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd.	42,545	2,156,572

Total South Korea		4,785,815

Sweden - 0.7%

Electronic Equipment, Instruments & Components - 0.7%
Hexagon AB, Class B	128,403	1,103,650

Switzerland - 1.9%

Semiconductors & Semiconductor Equipment - 1.9%
STMicroelectronics NV	64,783	2,811,120

Taiwan - 5.5%

Semiconductors & Semiconductor Equipment - 5.5%
Alchip Technologies Ltd.	61,300	5,108,254
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	32,633	2,835,808

Total Taiwan		7,944,062

United Kingdom - 0.5%

Biotechnology - 0.5%
Exscientia PLC, ADR*(a)	155,096	701,034

United States - 73.0%

Aerospace & Defense - 1.0%
Lockheed Martin Corp.	3,441	1,407,231

Automobile Components - 0.6%
Luminar Technologies, Inc.*(a)	198,898	904,986

Automobiles - 1.3%
Tesla, Inc.*	7,702	1,927,194

Biotechnology - 0.6%
Bioxcel Therapeutics, Inc.*(a)	62,478	158,069
Recursion Pharmaceuticals, Inc., Class A*(a)	102,491	784,056

Total Biotechnology		942,125

Broadline Retail - 1.2%
Amazon.com, Inc.*	13,405	1,704,044

Electrical Equipment - 0.3%
Stem, Inc.*(a)	100,265	425,124

Electronic Equipment, Instruments & Components - 0.8%
Cognex Corp.	28,545	1,211,450

Entertainment - 0.8%
ROBLOX Corp., Class A*(a)	41,232	1,194,079

Health Care Equipment & Supplies - 1.1%
Intuitive Surgical, Inc.*	5,371	1,569,890

Insurance - 0.4%
Lemonade, Inc.*(a)	43,957	510,780

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A*	23,025	3,013,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

September 30, 2023

Investments	Shares	Value
Meta Platforms, Inc., Class A*	11,552	$3,468,026

Total Interactive Media & Services		6,481,077

IT Services - 2.3%
Snowflake, Inc., Class A*	7,819	1,194,509
Twilio, Inc., Class A*	37,238	2,179,540

Total IT Services		3,374,049

Life Sciences Tools & Services - 0.5%
Illumina, Inc.*	5,684	780,300

Machinery - 2.0%
Deere & Co.	3,849	1,452,536
Symbotic, Inc.*	44,424	1,485,094

Total Machinery		2,937,630

Semiconductors & Semiconductor Equipment - 21.6%
Advanced Micro Devices, Inc.*	28,191	2,898,599
Ambarella, Inc.*	35,032	1,857,747
Analog Devices, Inc.	14,471	2,533,727
CEVA, Inc.*	44,868	869,991
GLOBALFOUNDRIES, Inc.*(a)	40,402	2,350,992
Lattice Semiconductor Corp.*	33,112	2,845,314
Micron Technology, Inc.	40,223	2,736,371
NVIDIA Corp.	9,543	4,151,110
ON Semiconductor Corp.*	28,100	2,611,895
QUALCOMM, Inc.	22,075	2,451,649
Synaptics, Inc.*	27,281	2,440,013
Teradyne, Inc.	24,888	2,500,248
Wolfspeed, Inc.*(a)	30,020	1,143,762

Total Semiconductors & Semiconductor Equipment		31,391,418

Software - 30.5%
Altair Engineering, Inc., Class A*	24,385	1,525,526
Alteryx, Inc., Class A*	42,924	1,617,806
ANSYS, Inc.*	7,313	2,175,983
Appian Corp., Class A*	46,771	2,133,225
Autodesk, Inc.*	6,193	1,281,394
C3.ai, Inc., Class A*(a)	69,395	1,770,960
Cadence Design Systems, Inc.*	13,415	3,143,135
Cerence, Inc.*	104,976	2,138,361
Crowdstrike Holdings, Inc., Class A*	11,399	1,907,965
CS Disco, Inc.*(a)	141,553	939,912
Dynatrace, Inc.*	42,594	1,990,418
Elastic NV*	25,745	2,091,524
Microsoft Corp.	8,739	2,759,339
Procore Technologies, Inc.*	23,607	1,542,009
PROS Holdings, Inc.*	74,299	2,572,231
PTC, Inc.*	10,358	1,467,521
Samsara, Inc., Class A*	85,572	2,157,270
SentinelOne, Inc., Class A*	85,050	1,433,943
ServiceNow, Inc.*	4,367	2,440,978
Synopsys, Inc.*	7,233	3,319,730
UiPath, Inc., Class A*	139,317	2,383,714
Unity Software, Inc.*	39,536	1,241,035
Veritone, Inc.*(a)	128,895	332,549

Total Software		44,366,528

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	9,298	1,591,910
IonQ, Inc.*(a)	232,027	3,452,562

Total Technology Hardware, Storage & Peripherals		5,044,472

Total United States		106,172,377

TOTAL COMMON STOCKS (Cost: $155,731,651)		145,331,245

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

United States - 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $8,584,078)	8,584,078	8,584,078

TOTAL INVESTMENTS IN SECURITIES - 105.8% (Cost: $164,315,729)		153,915,323
Other Assets less Liabilities - (5.8)%		(8,417,238)

NET ASSETS - 100.0%		$145,498,085

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,149,529 and the total market value of the collateral held by the Fund was $10,441,728. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,857,650.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$145,331,245	$—	$—	$145,331,245
Investment of Cash Collateral for Securities Loaned	—	8,584,078	—	8,584,078

Total Investments in Securities	$145,331,245	$8,584,078	$—	$153,915,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 3.5%

Metals & Mining - 3.5%
Allkem Ltd.*	3,913	$29,699
Argosy Minerals Ltd.*	70,490	8,871
IGO Ltd.	1,309	10,696
Mincor Resources NL*†	13,643	12,327
Mineral Resources Ltd.	774	33,784
Pilbara Minerals Ltd.	12,089	33,550
Syrah Resources Ltd.*	68,332	22,492

Total Australia		151,419

Belgium - 0.5%

Chemicals - 0.5%
Umicore SA	913	21,701

Brazil - 0.7%

Metals & Mining - 0.7%
Sigma Lithium Corp.*	975	31,629

Canada - 2.6%

Commercial Services & Supplies - 0.4%
Li-Cycle Holdings Corp.*(a)	4,749	16,859

Electrical Equipment - 2.2%
Ballard Power Systems, Inc.*(a)	26,390	96,851

Total Canada		113,710

Chile - 0.5%

Electrical Equipment - 0.5%
Sociedad Quimica y Minera de Chile SA, ADR	340	20,288

China - 23.1%

Automobiles - 0.2%
BYD Co. Ltd., Class A	200	6,498

Chemicals - 7.9%
Do-Fluoride New Materials Co. Ltd., Class A	11,180	24,629
Ganfeng Lithium Group Co. Ltd., Class A	1,800	11,019
Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,700	21,147
Guizhou Red Star Developing Co. Ltd., Class A	3,700	6,815
Hunan Changyuan Lico Co. Ltd., Class A	23,644	27,747
Ningbo Shanshan Co. Ltd., Class A	7,000	13,355
Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,605	18,513
Shenzhen Capchem Technology Co. Ltd., Class A	4,640	27,907
Shenzhen Dynanonic Co. Ltd., Class A	2,080	21,857
Shenzhen Senior Technology Material Co. Ltd., Class A	11,600	20,809
Shinghwa Advanced Material Group Co. Ltd., Class A	3,200	22,861
Sichuan Yahua Industrial Group Co. Ltd., Class A	3,800	7,813
Tianqi Lithium Corp., Class A	2,300	17,340
Wanhua Chemical Group Co. Ltd., Class A	800	9,698
Xiangtan Electrochemical Scientific Co. Ltd., Class A	42,500	63,816
Yunnan Energy New Material Co. Ltd., Class A	2,000	16,443
Zangge Mining Co. Ltd., Class A	3,100	9,710
Zhejiang Yongtai Technology Co. Ltd., Class A	4,500	7,906

Total Chemicals		349,385

Construction & Engineering - 0.4%
China Energy Engineering Corp. Ltd., Class H	164,000	18,846

Electrical Equipment - 10.0%
Beijing Easpring Material Technology Co. Ltd., Class A	5,000	28,892
Camel Group Co. Ltd., Class A	48,300	55,024
Contemporary Amperex Technology Co. Ltd., Class A	540	15,048
Eve Energy Co. Ltd., Class A	1,700	10,528
Fangda Carbon New Material Co. Ltd., Class A*	9,800	7,775
Farasis Energy Gan Zhou Co. Ltd., Class A*	5,482	15,169
Gotion High-tech Co. Ltd., Class A*	7,200	22,927
Guangzhou Great Power Energy & Technology Co. Ltd., Class A*	2,200	9,971
Guangzhou Zhiguang Electric Co. Ltd., Class A	8,300	8,191
Jiangsu Zhongtian Technology Co. Ltd., Class A	9,900	20,178
Jiangxi Special Electric Motor Co. Ltd., Class A*	5,800	7,069
NARI Technology Co. Ltd., Class A	11,304	34,428
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	3,151	18,152
Qingdao TGOOD Electric Co. Ltd., Class A	24,400	61,186
Shenzhen Clou Electronics Co. Ltd., Class A*	16,300	12,461
Sungrow Power Supply Co. Ltd., Class A	2,100	25,800
Sunwoda Electronic Co. Ltd., Class A	7,300	16,933
Zhejiang Narada Power Source Co. Ltd., Class A*	34,600	68,053

Total Electrical Equipment		437,785

Energy Equipment & Services - 0.2%
Cangzhou Mingzhu Plastic Co. Ltd., Class A	14,600	8,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2023

Investments	Shares	Value
Industrial Conglomerates - 0.3%
China Baoan Group Co. Ltd., Class A	10,000	$14,302

Metals & Mining - 4.1%
Baotailong New Materials Co. Ltd., Class A*	17,000	8,377
GEM Co. Ltd., Class A	116,800	97,630
Nanjing Hanrui Cobalt Co. Ltd., Class A	6,100	24,900
Tibet Mineral Development Co., Class A*	3,300	10,748
Xiamen Tungsten Co. Ltd., Class A	5,100	12,005
Youngy Co. Ltd., Class A	1,400	10,507
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,300	16,990

Total Metals & Mining		181,157

Total China		1,016,289

Finland - 2.9%

Machinery - 2.9%
Wartsila Oyj Abp	11,254	128,148

France - 2.3%

Aerospace & Defense - 1.0%
Airbus SE	329	44,231

Automobiles - 0.4%
Renault SA	420	17,287

Construction Materials - 0.2%
Imerys SA	326	9,664

Electrical Equipment - 0.4%
Schneider Electric SE	113	18,781

Independent Power & Renewable Electricity Producers - 0.3%
Neoen SA(b)	378	11,053

Total France		101,016

Germany - 7.2%

Automobiles - 1.9%
Bayerische Motoren Werke AG	721	73,572
Mercedes-Benz Group AG	160	11,162

Total Automobiles		84,734

Electrical Equipment - 0.2%
Siemens Energy AG*	879	11,521

Industrial Conglomerates - 1.0%
Siemens AG, Registered Shares	307	44,095

Metals & Mining - 0.4%
Aurubis AG	236	17,526

Multi-Utilities - 3.3%
E.ON SE	12,170	144,312

Semiconductors & Semiconductor Equipment - 0.4%
SMA Solar Technology AG*	251	16,330

Total Germany		318,518

Indonesia - 1.0%

Metals & Mining - 1.0%
Nickel Industries Ltd.	21,128	10,227
Vale Indonesia Tbk PT	96,700	35,351

Total Indonesia		45,578

Japan - 13.6%

Automobile Components - 0.4%
Denso Corp.	1,200	19,308

Automobiles - 0.7%
Honda Motor Co. Ltd., ADR(a)	413	13,894
Toyota Motor Corp.	800	14,354

Total Automobiles		28,248

Building Products - 0.4%
Central Glass Co. Ltd.	800	15,895

Chemicals - 2.4%
Asahi Kasei Corp.	2,100	13,227
Resonac Holdings Corp.	800	13,429
Teijin Ltd.	1,400	13,632
Tokai Carbon Co. Ltd.	1,400	10,986
UBE Corp.	1,100	18,587
W-Scope Corp.*	5,400	36,766

Total Chemicals		106,627

Construction & Engineering - 0.3%
Shimizu Corp.	1,900	13,235

Electrical Equipment - 1.5%
GS Yuasa Corp.(a)	2,600	46,398
Nippon Carbon Co. Ltd.	600	18,315

Total Electrical Equipment		64,713

Electronic Equipment, Instruments & Components - 1.8%
TDK Corp.	2,100	77,991

Household Durables - 1.4%
Panasonic Holdings Corp.	5,600	63,121

Machinery - 2.8%
Mitsubishi Heavy Industries Ltd.	2,200	123,044

Metals & Mining - 1.5%
Pacific Metals Co. Ltd.*	1,100	10,335
Sumitomo Metal Mining Co. Ltd.	1,900	56,010

Total Metals & Mining		66,345

Oil, Gas & Consumable Fuels - 0.4%
ENEOS Holdings, Inc.	4,900	19,370

Total Japan		597,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2023

Investments	Shares	Value
Netherlands - 1.8%

Electrical Equipment - 1.4%
Alfen NV*(a)(b)	1,411	$59,980

Metals & Mining - 0.4%
AMG Critical Materials NV	628	18,949

Total Netherlands		78,929

Norway - 1.0%

Electrical Equipment - 1.0%
NEL ASA*	55,929	44,119

Russia - 0.0%

Metals & Mining - 0.0%
MMC Norilsk Nickel PJSC*†	34	0
MMC Norilsk Nickel PJSC, ADR*†	2	0

Total Russia		0

South Korea - 9.4%

Automobiles - 0.2%
Hyundai Motor Co.	74	10,480

Chemicals - 0.7%
LG Chem Ltd.	34	12,510
Soulbrain Co. Ltd.	103	17,518

Total Chemicals		30,028

Commercial Services & Supplies - 1.2%
Sungeel Hitech Co. Ltd.*	660	54,682

Construction & Engineering - 0.2%
Hyundai Engineering & Construction Co. Ltd.	397	10,665

Electrical Equipment - 5.1%
Doosan Fuel Cell Co. Ltd.*	5,202	77,679
Ecopro BM Co. Ltd.	275	51,560
LG Energy Solution Ltd.*	64	22,600
LS Electric Co. Ltd.	361	24,987
POSCO Future M Co. Ltd.	174	46,356

Total Electrical Equipment		223,182

Electronic Equipment, Instruments & Components - 0.5%
Samsung SDI Co. Ltd.	53	20,110

Metals & Mining - 0.5%
POSCO Holdings, Inc.	56	22,202

Technology Hardware, Storage & Peripherals - 1.0%
CosmoAM&T Co. Ltd.*	389	43,068

Total South Korea		414,417

Sweden - 0.4%

Electrical Equipment - 0.4%
PowerCell Sweden AB*(a)	3,860	19,037

Switzerland - 0.4%

Electronic Equipment, Instruments & Components - 0.4%
Landis & Gyr Group AG*	244	17,684

Taiwan - 1.4%

Electronic Equipment, Instruments & Components - 1.4%
Delta Electronics, Inc.	2,000	20,105
Simplo Technology Co. Ltd.	4,000	41,511

Total Taiwan		61,616

United Kingdom - 3.0%

Aerospace & Defense - 3.0%
Rolls-Royce Holdings PLC*	49,428	133,268

United States - 24.3%

Aerospace & Defense - 4.9%
Archer Aviation, Inc., Class A*(a)	24,811	125,544
Boeing Co.*	388	74,372
Lockheed Martin Corp.	35	14,313

Total Aerospace & Defense		214,229

Automobile Components - 0.4%
Aptiv PLC*	200	19,718

Automobiles - 0.3%
General Motors Co.	467	15,397

Chemicals - 1.5%
Albemarle Corp.	124	21,085
Livent Corp.*	2,334	42,969

Total Chemicals		64,054

Construction & Engineering - 0.4%
Primoris Services Corp.	479	15,678

Electrical Equipment - 7.5%
Blink Charging Co.*(a)	26,355	80,646
Bloom Energy Corp., Class A*(a)	9,023	119,645
EnerSys	564	53,394
FuelCell Energy, Inc.*(a)	51,477	65,890
GrafTech International Ltd.	3,425	13,118

Total Electrical Equipment		332,693

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A	246	20,662
Belden, Inc.	222	21,434
TE Connectivity Ltd.	167	20,629

Total Electronic Equipment, Instruments & Components		62,725

Machinery - 0.6%
Microvast Holdings, Inc.*(a)	13,319	25,173

Metals & Mining - 1.9%
Ivanhoe Electric, Inc.*	3,655	43,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2023

Investments	Shares	Value
Piedmont Lithium, Inc.*	1,014	$40,256

Total Metals & Mining		83,750

Passenger Airlines - 3.8%
Joby Aviation, Inc.*	25,675	165,604

Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	102	17,859
Microchip Technology, Inc.	234	18,264
SolarEdge Technologies, Inc.*	135	17,484

Total Semiconductors & Semiconductor Equipment		53,607

Software - 0.4%
C3.ai, Inc., Class A*(a)	737	18,808

Total United States		1,071,436

TOTAL COMMON STOCKS (Cost: $5,243,353)		4,386,699

RIGHTS - 0.0%

South Korea - 0.0%
CosmoAM&T Co. Ltd., expiring 11/7/23* (Cost: $0)	20	402

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.6%

United States - 9.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $419,890)	419,890	419,890

TOTAL INVESTMENTS IN SECURITIES - 109.2% (Cost: $5,663,243)		4,806,991
Other Assets less Liabilities - (9.2)%		(403,085)

NET ASSETS - 100.0%		$4,403,906

*	Non-income producing security.
†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $12,327, which represents 0.28% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $597,415 and the total market value of the collateral held by the Fund was $617,995. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $198,105.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Metals & Mining	$606,228	$—	$12,327	*	$618,555
Other	3,768,144	—	—		3,768,144
Rights	—	402	—		402
Investment of Cash Collateral for Securities Loaned	—	419,890	—		419,890

Total Investments in Securities	$4,374,372	$420,292	$12,327		$4,806,991

*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 0.7%

Chemicals - 0.7%
Nufarm Ltd.	5,682	$17,419

Belgium - 1.2%

Chemicals - 1.2%
Solvay SA	263	29,196

Canada - 1.1%

Chemicals - 1.1%
Nutrien Ltd.	418	25,816

Denmark - 3.1%

Biotechnology - 1.1%
Genmab AS, ADR*	742	26,170

Chemicals - 2.0%
Chr Hansen Holding AS	410	25,171
Novozymes AS, Class B	565	22,839

Total Chemicals		48,010

Total Denmark		74,180

Germany - 5.2%

Biotechnology - 1.9%
BioNTech SE, ADR*	235	25,531
CureVac NV*	2,948	20,135

Total Biotechnology		45,666

Life Sciences Tools & Services - 1.2%
Evotec SE*	1,466	29,335

Oil, Gas & Consumable Fuels - 1.2%
VERBIO Vereinigte BioEnergie AG	740	29,858

Pharmaceuticals - 0.9%
Bayer AG, Registered Shares	449	21,606

Total Germany		126,465

Japan - 1.6%

Biotechnology - 0.5%
Takara Bio, Inc.	1,200	11,121

Pharmaceuticals - 1.1%
Takeda Pharmaceutical Co. Ltd.	900	27,991

Total Japan		39,112

Netherlands - 1.5%

Biotechnology - 0.4%
uniQure NV*	1,547	10,380

Life Sciences Tools & Services - 1.1%
QIAGEN NV*	656	26,568

Total Netherlands		36,948

Sweden - 0.6%

Biotechnology - 0.6%
Vitrolife AB	992	13,422

Switzerland - 2.5%

Biotechnology - 1.1%
CRISPR Therapeutics AG*(a)	598	27,143

Pharmaceuticals - 1.4%
Novartis AG, Registered Shares	320	32,836

Total Switzerland		59,979

United Kingdom - 2.4%

Biotechnology - 0.5%
Genus PLC	505	12,919

Life Sciences Tools & Services - 0.7%
Oxford Nanopore Technologies PLC*	6,284	15,769

Pharmaceuticals - 1.2%
AstraZeneca PLC, ADR	420	28,443

Total United Kingdom		57,131

United States - 79.9%

Biotechnology - 46.7%
2seventy bio, Inc.*	3,235	12,681
Agenus, Inc.*	20,765	23,464
Agios Pharmaceuticals, Inc.*	1,382	34,204
Allogene Therapeutics, Inc.*(a)	6,037	19,137
Alnylam Pharmaceuticals, Inc.*	146	25,857
Amgen, Inc.	124	33,326
Amicus Therapeutics, Inc.*	2,628	31,956
Arcturus Therapeutics Holdings, Inc.*	1,091	27,875
Arrowhead Pharmaceuticals, Inc.*	987	26,521
Beam Therapeutics, Inc.*	971	23,353
Biogen, Inc.*	105	26,986
BioMarin Pharmaceutical, Inc.*	304	26,898
Blueprint Medicines Corp.*	645	32,392
Bridgebio Pharma, Inc.*	2,040	53,795
Caribou Biosciences, Inc.*	5,309	25,377
Editas Medicine, Inc.*	3,970	30,966
Exact Sciences Corp.*	451	30,767
Fate Therapeutics, Inc.*	5,013	10,628
Geron Corp.*	15,256	32,343
Gilead Sciences, Inc.	365	27,353
Intellia Therapeutics, Inc.*	788	24,917
Ionis Pharmaceuticals, Inc.*	827	37,513
Iovance Biotherapeutics, Inc.*	5,339	24,292
Mirati Therapeutics, Inc.*	768	33,454
Moderna, Inc.*	193	19,935
Myriad Genetics, Inc.*	1,354	21,718
Natera, Inc.*	585	25,886
Novavax, Inc.*(a)	3,311	23,972
Precigen, Inc.*(a)	9,740	13,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2023

Investments	Shares	Value
Regeneron Pharmaceuticals, Inc.*	37	$30,450
REGENXBIO, Inc.*	1,578	25,974
Sarepta Therapeutics, Inc.*	244	29,578
Seagen, Inc.*	145	30,762
Stoke Therapeutics, Inc.*(a)	1,769	6,970
Twist Bioscience Corp.*	2,161	43,782
Ultragenyx Pharmaceutical, Inc.*	790	28,163
United Therapeutics Corp.*	135	30,492
Veracyte, Inc.*	1,373	30,659
Vericel Corp.*	1,016	34,056
Vertex Pharmaceuticals, Inc.*	92	31,992
Verve Therapeutics, Inc.*(a)	2,008	26,626

Total Biotechnology		1,130,901

Chemicals - 6.3%
Corteva, Inc.	484	24,761
Dow, Inc.	510	26,296
DuPont de Nemours, Inc.	444	33,118
FMC Corp.	247	16,541
Ginkgo Bioworks Holdings, Inc.*	23,158	41,916
Origin Materials, Inc.*	7,413	9,489

Total Chemicals		152,121

Food Products - 4.2%
Archer-Daniels-Midland Co.	367	27,679
Benson Hill, Inc.*(a)	7,311	2,424
Beyond Meat, Inc.*(a)	2,031	19,538
Darling Ingredients, Inc.*	502	26,205
Tyson Foods, Inc., Class A	521	26,305

Total Food Products		102,151

Health Care Providers & Services - 2.6%
Invitae Corp.*(a)	22,097	13,373
Laboratory Corp. of America Holdings	125	25,131
NeoGenomics, Inc.*	1,964	24,157

Total Health Care Providers & Services		62,661

Life Sciences Tools & Services - 10.3%
10X Genomics, Inc., Class A*	561	23,141
Agilent Technologies, Inc.	217	24,265
Bio-Rad Laboratories, Inc., Class A*	61	21,865
Bio-Techne Corp.	339	23,076
Danaher Corp.	115	28,532
Fortrea Holdings, Inc.*	122	3,488
Illumina, Inc.*	134	18,396
NanoString Technologies, Inc.*(a)	3,120	5,366
Pacific Biosciences of California, Inc.*	2,698	22,528
Repligen Corp.*	171	27,191
Revvity, Inc.	209	23,136
Thermo Fisher Scientific, Inc.	54	27,333

Total Life Sciences Tools & Services		248,317

Oil, Gas & Consumable Fuels - 2.3%
Gevo, Inc.*(a)	24,368	28,998
Green Plains, Inc.*	917	27,602

Total Oil, Gas & Consumable Fuels		56,600

Pharmaceuticals - 7.5%
Catalent, Inc.*	652	29,686
Eli Lilly & Co.	81	43,507
Johnson & Johnson	185	28,814
Merck & Co., Inc.	264	27,179
Pfizer, Inc.	696	23,086
Zoetis, Inc.	166	28,881

Total Pharmaceuticals		181,153

Total United States		1,933,904

TOTAL COMMON STOCKS (Cost: $3,537,975)		2,413,572

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%
United States - 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $104,288)	104,288	104,288

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $3,642,263)		2,517,860
Other Assets less Liabilities - (4.1)%		(99,066)

NET ASSETS - 100.0%		$2,418,794

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $143,184 and the total market value of the collateral held by the Fund was $156,039. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $51,751.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,413,572	$—	$—	$2,413,572
Investment of Cash Collateral for Securities Loaned	—	104,288	—	104,288

Total Investments in Securities	$2,413,572	$104,288	$—	$2,517,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 1.5%

IT Services - 1.5%
Shopify, Inc., Class A*	166,963	$9,111,171

Israel - 2.8%

IT Services - 1.5%
Wix.com Ltd.*	102,014	9,364,885

Software - 1.3%
JFrog Ltd.*	328,919	8,341,386

Total Israel		17,706,271

United States - 95.6%

Financial Services - 5.1%
AvidXchange Holdings, Inc.*(a)	899,998	8,531,981
Block, Inc.*	154,877	6,854,856
PayPal Holdings, Inc.*	148,461	8,679,030
Toast, Inc., Class A*(a)	406,630	7,616,180

Total Financial Services		31,682,047

Health Care Technology - 2.7%
Definitive Healthcare Corp.*(a)	893,585	7,139,744
Veeva Systems, Inc., Class A*	47,463	9,656,347

Total Health Care Technology		16,796,091

Interactive Media & Services - 2.7%
Vimeo, Inc.*	2,244,032	7,943,873
ZoomInfo Technologies, Inc.*(a)	508,011	8,331,381

Total Interactive Media & Services		16,275,254

IT Services - 12.7%
BigCommerce Holdings, Inc., Series 1*	829,004	8,182,269
Cloudflare, Inc., Class A*	150,203	9,468,797
DigitalOcean Holdings, Inc.*(a)	273,068	6,561,824
Fastly, Inc., Class A*(a)	460,663	8,830,910
MongoDB, Inc.*	25,321	8,757,521
Okta, Inc.*	123,269	10,047,656
Snowflake, Inc., Class A*	59,956	9,159,478
Squarespace, Inc., Class A*	294,073	8,519,295
Twilio, Inc., Class A*	150,117	8,786,348

Total IT Services		78,314,098

Professional Services - 2.7%
Paycom Software, Inc.	31,723	8,224,822
Paylocity Holding Corp.*	46,525	8,453,593

Total Professional Services		16,678,415

Software - 69.7%
8x8, Inc.*(a)	2,534,385	6,386,650
Adobe, Inc.*	17,499	8,922,740
Amplitude, Inc., Class A*	777,441	8,994,992
Appfolio, Inc., Class A*	53,162	9,708,976
Asana, Inc., Class A*	436,419	7,990,832
Atlassian Corp., Class A*	47,689	9,609,810
AvePoint, Inc.*(a)	1,336,861	8,983,706
Bill Holdings, Inc.*	80,327	8,721,102
BlackLine, Inc.*	170,869	9,478,103
Box, Inc., Class A*	292,930	7,091,835
Braze, Inc., Class A*	217,330	10,155,831
C3.ai, Inc., Class A*(a)	290,410	7,411,263
Clearwater Analytics Holdings, Inc., Class A*(a)	517,806	10,014,368
Confluent, Inc., Class A*	275,153	8,147,280
Crowdstrike Holdings, Inc., Class A*	60,574	10,138,876
Datadog, Inc., Class A*	94,502	8,608,187
DocuSign, Inc.*	182,584	7,668,528
Domo, Inc., Class B*	518,744	5,088,879
Dropbox, Inc., Class A*	332,227	9,046,541
Elastic NV*	147,967	12,020,839
Everbridge, Inc.*	385,355	8,639,659
Five9, Inc.*	125,422	8,064,635
Freshworks, Inc., Class A*	414,102	8,248,912
Gitlab, Inc., Class A*(a)	199,631	9,027,314
HubSpot, Inc.*	17,605	8,670,463
Monday.com Ltd.*	55,042	8,763,787
nCino, Inc.*	301,217	9,578,701
New Relic, Inc.*	104,735	8,967,411
Olo, Inc., Class A*	1,355,124	8,212,051
PagerDuty, Inc.*	374,277	8,417,490
Procore Technologies, Inc.*	140,298	9,164,265
Q2 Holdings, Inc.*	269,144	8,685,277
Qualys, Inc.*	61,330	9,355,892
RingCentral, Inc., Class A*	301,939	8,946,453
Salesforce, Inc.*	43,426	8,805,924
SentinelOne, Inc., Class A*	611,644	10,312,318
ServiceNow, Inc.*	16,411	9,173,093
Smartsheet, Inc., Class A*	223,819	9,055,717
Sprinklr, Inc., Class A*	642,576	8,893,252
Sprout Social, Inc., Class A*(a)	191,415	9,547,780
Tenable Holdings, Inc.*	199,096	8,919,501
UiPath, Inc., Class A*(a)	595,635	10,191,315
Weave Communications, Inc.*	845,030	6,886,995
Workday, Inc., Class A*	39,560	8,499,466
Workiva, Inc.*	90,531	9,174,412
Yext, Inc.*	1,043,146	6,603,114
Zoom Video Communications, Inc., Class A*	133,128	9,310,972
Zscaler, Inc.*	65,260	10,153,803
Zuora, Inc., Class A*	886,722	7,306,589

Total Software		429,765,899

Total United States		589,511,804

TOTAL COMMON STOCKS (Cost: $884,301,853)		616,329,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2023

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b) (Cost: $7,104,249)	7,104,249	$7,104,249

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $891,406,102)		623,433,495
Other Assets less Liabilities - (1.1)%		(6,611,038)

NET ASSETS - 100.0%		$616,822,457

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $51,887,266 and the total market value of the collateral held by the Fund was $52,763,261. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,659,012.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$616,329,246	$—	$—	$616,329,246
Investment of Cash Collateral for Securities Loaned	—	7,104,249	—	7,104,249

Total Investments in Securities	$616,329,246	$7,104,249	$—	$623,433,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

September 30, 2023

Investments	Shares	Value
COMMON STOCKS - 100.0%

Israel - 4.1%

Software - 4.1%
Check Point Software Technologies Ltd.*	10,414	$1,387,978

Japan - 4.4%

Software - 4.4%
Digital Arts, Inc.(a)	5,900	182,862
Trend Micro, Inc.	34,100	1,295,217

Total Software		1,478,079

South Korea - 0.8%

Software - 0.8%
Ahnlab, Inc.	5,489	261,148

United Kingdom - 2.3%

Software - 2.3%
Darktrace PLC*	157,856	777,235

United States - 88.4%

Communications Equipment - 4.2%
F5, Inc.*	8,804	1,418,677

IT Services - 17.6%
Akamai Technologies, Inc.*	13,451	1,433,069
Cloudflare, Inc., Class A*	27,331	1,722,946
Fastly, Inc., Class A*	61,317	1,175,447
Okta, Inc.*	19,670	1,603,302

Total IT Services		5,934,764

Software - 66.6%
A10 Networks, Inc.	52,110	783,213
Crowdstrike Holdings, Inc., Class A*	10,195	1,706,439
CyberArk Software Ltd.*	8,398	1,375,340
Datadog, Inc., Class A*	17,556	1,599,176
Elastic NV*	21,996	1,786,955
Fortinet, Inc.*	26,832	1,574,502
HashiCorp, Inc., Class A*	54,561	1,245,628
Palo Alto Networks, Inc.*	6,892	1,615,761
Qualys, Inc.*	9,160	1,397,358
Rapid7, Inc.*	35,095	1,606,649
SentinelOne, Inc., Class A*	101,126	1,704,984
Splunk, Inc.*	8,496	1,242,540
Tenable Holdings, Inc.*	38,880	1,741,824
Varonis Systems, Inc.*	46,075	1,407,131
Zscaler, Inc.*	10,655	1,657,811

Total Software		22,445,311

Total United States		29,798,752

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $37,407,596)		33,703,192
Other Assets less Liabilities - 0.0%		11,591

NET ASSETS - 100.0%		$33,714,783

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2023. At September 30, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $173,718 and the total market value of the collateral held by the Fund was $182,433, which was entirely composed of non-cash U.S. Government securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cybersecurity Fund (WCBR)

September 30, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$33,703,192	$—	$—	$33,703,192

Total Investments in Securities	$33,703,192	$—	$—	$33,703,192

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
IDR	Indonesian rupiah
ILS	Israeli new shekel
JPY	Japanese yen
KRW	South Korean won
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited) (concluded)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended September 30, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.